As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05309)

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 06/30/08

Date of reporting period:  03/31/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 99.9%
Revenue Bonds - 76.0%
Continuing Care Retirement Communities - 10.2%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	$200	$235
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	338
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	91
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A
(GNMA)
4.850%, 08/20/2026	750	708
5.000%, 08/20/2035	1,000	944
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	376
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	196
		2,888

Education - 9.5%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	425	364
Arizona Board of Regents, University of Arizona, Series 2008A
4.000%, 06/01/2015	135	139
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 (a)	1,000	1,053
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	148
5.000%, 05/15/2031	500	469
Glendale Industrial Development Authority, Midwestern University, Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 (a)	250	273
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	275	246
		2,692

Healthcare - 20.4%
Arizona Health Facilities Authority, Banner Health, Series A
5.000%, 01/01/2021	280	280
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	279
Arizona Health Facilities Authority, John C. Lincoln Health Network, Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 (a)	150	169
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	172
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	88
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	375	321
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	384
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	130	118
Johnson City, Tennessee Health & Elderly Facilities Authority, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2025 (a)	100	120
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2025	200	189
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	506
5.250%, 07/01/2032	100	96
Maricopa County Industrial Development Authority, Mayo Clinic
5.000%, 11/15/2031	500	492
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 (a)	1,000	1,112
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	251
5.000%, 07/01/2024	500	469
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	377
6.000%, 08/01/2033	100	101
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 (b)	250	270
		5,794

Housing - 3.5%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	518
6.000%, 07/20/2025	475	482
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5
		1,005

Lease Revenue - 4.6%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	170
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	341
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project,
Series A (ACA)
5.000%, 10/01/2016	250	247
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	500	531
		1,289

Miscellaneous - 3.7%
Arizona Student Loan Acquisition Authority, Series A (AMT)
5.900%, 05/01/2024	100	104
Greater Arizona Infrastructure Development Authority, Series A (MBIA)
5.625%, 08/01/2020	200	205
Greater Arizona Infrastructure Development Authority, Series B
5.250%, 08/01/2026	750	746
		1,055

Tax Revenue - 11.6%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (MBIA)
4.500%, 08/01/2025	750	719
Marana, Tangerine Farms Road Improvement District
4.600%, 01/01/2026	250	223
Peoria Improvement District #0601
4.250%, 01/01/2022	465	437
Phoenix Civic Improvements, Excise Tax Revenue, Municipal Courthouse Project, Series A, Pre-refunded 07/01/2009 @ 101
5.750%, 07/01/2016 (a)	300	318
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	297
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 (c)	500	381
Tempe, Excise Tax Revenue, Series A, Pre-refunded 07/01/2009 @ 100
5.625%, 07/01/2020 (a)	300	314
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	270	245
Yuma Improvement District #68
4.700%, 01/01/2021	365	346
		3,280

Transportation - 1.5%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/2009	400	414

Utilities - 11.0%
Cottonwood Water Revenue (XLCA)
5.000%, 07/01/2017	250	259
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue
5.000%, 04/01/2017	250	250
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue,
Pre-refunded 04/01/2008 @ 100
5.000%, 04/01/2017 (a)	25	25
Mesa Utility System Revenue (FGIC)
4.500%, 07/01/2028	635	584
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2028	1,000	1,002
Salt Verde Financial Corporation, Gas Revenue
5.000%, 12/01/2037	550	468
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	199
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028	400	334
		3,121
Total Revenue Bonds		21,538

General Obligations - 18.1%
California State
4.750%, 02/01/2024	100	98
Centerra Community Facilities Distributors
5.500%, 07/15/2029	192	168
Chandler, Pre-refunded 07/01/2010 @ 101
5.800%, 07/01/2018 (a)	250	271
Goodyear Community Facilities Utilities District #1 (AMBAC)
5.000%, 07/15/2032	600	587
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	174
Peoria, Pre-refunded 04/01/2009 @ 100 (FGIC)
5.400%, 04/01/2015 (a)	100	104
5.000%, 04/01/2018 (a)	175	181
5.000%, 04/01/2019 (a)	125	129
Phoenix, Pre-refunded 07/01/2010 @ 100
5.250%, 07/01/2019 (a)	350	372
5.375%, 07/01/2025 (a)	750	800
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
5.000%, 07/01/2027	1,000	994
Pinal County Unified School District #1, Florence School Improvement Project 2006, Series A (FGIC)
5.000%, 07/01/2027	1,000	982
Tucson
5.500%, 07/01/2018	250	279
Total General Obligations		5,139

Certificates of Participation - 5.8%
Arizona Board of Regents, Series D (AMBAC)
4.000%, 06/01/2027	1,000	876
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	143
Pinal County
5.000%, 12/01/2014	400	421
Tucson (MBIA)
5.500%, 07/01/2015	200	201
Total Certificates of Participation		1,641
Total Municipal Bonds
(Cost $28,778)		28,318
Short-Term Investment - 1.0%	SHARES
Federated Arizona Municipal Money Market Fund
(Cost $280)	280,210	280
Total Investments (d) - 100.9%
(Cost $29,058)		28,598
Other Assets and Liabilities, Net - (0.9)%		(255)
Total Net Assets - 100.0%		$28,343

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $29,058.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 718
	Gross unrealized depreciation	(1,178)
	Net unrealized depreciation	$ (460)

ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to AMT was $438 which represents 1.5% of total net assets.
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Schedule of Investments March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.0%
Revenue Bonds - 73.9%
Continuing Care Retirement Communities - 2.7%
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.375%, 01/01/2012	$540	$558
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	533
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	426
		1,517
Economic Development - 1.9%
Port of Oakland, Series B (MBIA)
5.000%, 11/01/2018	1,000	1,065

Education - 9.9%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.800%, 06/01/2008 (a)	200	201
California Educational Facilities Authority, Claremont Graduate University, Series A
5.000%, 03/01/2020	240	246
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	477
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	683
California Educational Facilities Authority, Series B, Escrowed To Maturity
6.000%, 06/01/2010 (a)	85	92
6.000%, 06/01/2010 (a)	410	441
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	508
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	320
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	435
California Municipal Financial Authority, Loma Linda University
4.250%, 04/01/2018	300	295
California Municipal Financing Authority, Biola University
5.000%, 10/01/2018	800	785
California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 (a)	225	235
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 (b)	250	270
5.750%, 06/01/2012 (b)	260	281
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	386
		5,655
Healthcare - 18.6%
Association of Bay Area Governments Financing Authority, Children's Hospital, Series A
4.500%, 12/01/2019	425	407
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	300	312
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	470
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,200	1,203
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Pre-refunded 05/01/2012 @ 100 (CMI)
4.625%, 05/01/2013 (b)	300	320
California State Health Facilities Authority, Casa de las Campanas, Series A, Pre-refunded 08/01/2008 @ 100 (CMI)
5.375%, 08/01/2009 (b)	250	253
California Statewide Communities Development Authority, Adventist Health Systems, Series A (AGTY)
6.000%, 03/01/2037 (c)	1,000	1,000
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	519
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (a)	430	464
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2020	500	506
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	1,005
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.500%, 07/01/2027	250	249
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.500%, 07/01/2027	500	499
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	608
Marysville Hospital, Fremont Rideout Health Project, Series A (AMBAC)
5.000%, 01/01/2010	500	518
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
8.080%, 08/15/2029 (c)	500	500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	675
Sierra View Health Care District
5.250%, 07/01/2024	500	493
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	700	642
		10,643
Housing - 2.8%
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,076
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	506
		1,587
Lease Revenue - 8.6%
Apple Valley Public Financing Authority, Lease Revenue, Town Hall Annex Project, Series A (AMBAC)
4.500%, 09/01/2017	535	549
California State Public Works Board, California Community Colleges, Series A
4.875%, 12/01/2018	200	203
California State Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC)
5.000%, 11/01/2016	1,500	1,608
California State Public Works Board, Department of Health Services, Series A (MBIA)
5.200%, 11/01/2012	500	518
California State Public Works Board, Department of Mental Health, Series A
5.500%, 06/01/2016	540	597
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (d)	150	125
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project (AMBAC)
5.000%, 09/01/2016	1,200	1,279
		4,879
Miscellaneous - 6.4%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	999
Children's Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/2008 (a)	250	252
Culver City School Facilities Financing Authority (FSA)
5.500%, 08/01/2024	500	554
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	805
5.750%, 02/01/2014	520	589
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
3.613%, 02/01/2012 (e)	535	467
		3,666
Recreational Facility Authority - 1.4%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	220	224
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (b)	500	567
		791
Tax Revenue - 9.2%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,000	983
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGTY)
4.125%, 11/01/2017	205	211
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	165	166
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	250	245
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	275
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	500	533
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	400	379
Rancho Cucamonga Redevelopment Agency, Series A (MBIA)
4.125%, 09/01/2018	310	308
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	500	516
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	295
4.100%, 08/01/2014	325	322
4.250%, 08/01/2016	250	245
Sand City Redevelopment Agency Tax Allocation Revenue, Series A (AGTY)
4.000%, 11/01/2019	315	323
Soledad Redevelopment Agency, Tax Allocation Revenue, Series A (XLCA)
4.500%, 12/01/2016	205	210
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.600%, 10/01/2018	280	253
		5,264
Transportation - 1.3%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.165%, 10/01/2014 (e)	1,000	765

Utilities - 11.1%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2020	1,025	1,045
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	752
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AGTY) (AMT)
5.000%, 07/01/2027	250	211
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	494
California Statewide Communities Development Authority, Water Revenue, Series B (FSA)
4.250%, 10/01/2017	635	657
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 (b)	405	429
Imperial, Wastewater Treatment Facility (FGIC)
5.000%, 10/15/2020	1,000	1,014
Richmond Wastewater Systems, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 (b)	500	532
Signal Hill, Water Revenue (MBIA)
4.375%, 11/01/2018	345	349
Southern California Public Power Authority, Natural Gas Project Revenue, Project #1, Series A
5.250%, 11/01/2020	500	501
Whittier Utility Authority (MBIA)
4.400%, 06/01/2017	305	314
4.500%, 06/01/2018	65	67
		6,365
Total Revenue Bonds		42,197

General Obligations - 20.5%
Alisal Union School District, Series C, Zero Coupon Bond (FGIC)
2.304%, 08/01/2008 (e)	860	854
Baldwin Park Unified School District Election of 2002, Zero Coupon Bond (AMBAC)
5.278%, 08/01/2020 (e)	1,000	526
California State
5.000%, 02/01/2017	1,000	1,055
5.125%, 04/01/2024	500	506
California State, Water Reservoir Development, Series Q
4.750%, 03/01/2020	200	200
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
5.025%, 08/01/2019 (e)	400	228
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	325
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	549
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	333
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,099
Oakland, Series A (MBIA)
5.000%, 01/15/2026	1,360	1,365
Pomona Unified School District, Series A (MBIA)
6.150%, 08/01/2015	500	561
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,171
Roseville Joint Union High School District, Election of 2004, Series B (FGIC)
5.000%, 08/01/2018	550	585
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	624
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.657%, 09/01/2017 (e)	1,000	648
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 (b)	255	276
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	799
		11,704
Certificates of Participation - 3.6%
Grossmont Unified High School District, Pre-refunded 09/01/2008 @ 102 (FSA)
5.400%, 09/01/2013 (b)	300	311
Kern County Board of Education, Series A (MBIA)
5.200%, 05/01/2012	325	332
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A
5.000%, 09/01/2008	200	202
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC)
5.375%, 11/01/2010	305	315
Poway California (AMBAC)
4.500%, 08/01/2016	585	605
Travis Unified School District (FGIC)
4.500%, 09/01/2016	300	308
		2,073
Total Municipal Bonds
(Cost $55,229)		55,974

	SHARES
Blackrock Liquidity Funds
(Cost $396)	396,491	396

Total Investments (f) - 98.7%
(Cost $55,625)		56,370
Other Assets and Liabilities, Net - 1.3%		767
Total Net Assets - 100.0%		$57,137

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(b)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
(c)	Auction rate security. The coupon rate shown represents the rate as of March 31, 2008.
(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(f)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $55,625.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,284
	Gross unrealized depreciation	(539)
	Net unrealized appreciation	$ 745

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $968, which represents 1.7% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of Investments March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 94.7%
Revenue Bonds - 66.6%
Continuing Care Retirement Communities - 1.1%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$253
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	265
		518
Education - 10.9%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.900%, 06/01/2010 (a)	200	215
California Educational Facilities Authority, Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 (b)	35	39
6.625%, 06/01/2020 (b)	180	198
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	508
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	968
California Educational Facilities Authority, Woodbury University
4.500%, 01/01/2016	470	452
California Municipal Financing Authority, Biola University
5.000%, 10/01/2018	200	196
5.625%, 10/01/2023	500	497
California Municipal Financing Authority, Education Revenue, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	355
California Municipal Financing Authority, Loma Linda University
4.375%, 04/01/2019	300	294
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	393
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 (b)	310	336
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 (b)	500	542
		4,993
Healthcare - 14.9%
Association of Bay Area Governments Financial Authority, Children's Hospital, Series A
4.750%, 12/01/2022	350	333
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	50	52
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	560	561
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	281
California Statewide Communities Development Authority, Adventist Health Systems, Series A (AGTY)
6.000%, 03/01/2037 (c)	500	500
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A
5.250%, 07/01/2030	100	91
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (a)	215	232
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2027	400	389
California Statewide Communities Development Authority, Jewish Home (CMI)
4.500%, 11/15/2019	560	544
5.000%, 11/15/2037	500	464
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	518
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.500%, 07/01/2027	850	848
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	405
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
8.080%, 08/15/2029 (c)	400	400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
5.500%, 11/15/2008	400	407
Sierra View Health Care District
5.250%, 07/01/2024	500	493
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	300	275
		6,793
Housing - 2.5%
California State Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	183
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	934
		1,122
Lease Revenue - 6.7%
Apple Valley Public Financing Authority, Lease Revenue, Town Hall Annex Project, Series A (AMBAC)
5.000%, 09/01/2027	500	496
California State Public Works Board, California Community Colleges, Series B
5.500%, 06/01/2019	1,035	1,110
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (d)	1,750	1,463
		3,069
Miscellaneous - 6.3%
Culver City School Facilities Financing Authority (FSA)
5.500%, 08/01/2024	570	632
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	283
5.800%, 08/01/2022	320	366
5.800%, 08/01/2023	345	393
Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101
5.400%, 06/01/2018 (b)	455	489
5.500%, 06/01/2023 (b)	645	695
		2,858
Recreational Facility Authority - 1.7%
California Infrastructure & Economic Development Bank, Walt Disney Family Museum
5.250%, 02/01/2033 (e)	200	198
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (b)	500	567
		765
Tax Revenue - 13.2%
Fortuna Public Financing Authority (AGTY)
5.000%, 11/01/2038	500	495
Grass Valley Community Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	413
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	250	252
Los Angeles
5.625%, 03/01/2019	200	209
Los Angeles County Community Facilities District #3, Special Tax, Series A (AMBAC)
5.250%, 09/01/2018	715	737
Montclair Redevelopment Agency, Project Area #3, Series A (AMBAC)
4.500%, 09/01/2027	350	316
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	125	123
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.875%, 10/01/2030	500	492
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
5.000%, 10/01/2029	1,000	977
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	250	237
Rancho Cucamonga Redevelopment Agency, Series A (MBIA)
5.000%, 09/01/2034	500	493
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	350	361
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.375%, 08/01/2018	380	367
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	118
4.500%, 10/01/2016	125	117
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A (RAAI)
4.375%, 09/02/2020	365	343
		6,050
Transportation - 0.8%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/2015	100	108
San Francisco Airport Commission, SFO Fuel Company (AMT) (FSA)
5.625%, 01/01/2012	250	256
		364
Utilities - 8.5%
Bakersfield Wastewater Revenue, Series A (FSA)
5.000%, 09/15/2032	160	161
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2023	1,040	1,042
Burlingame Finance Authority, Wastewater Revenue (FSA)
4.250%, 04/01/2026	730	680
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2 (AMT)
5.400%, 04/01/2025	500	455
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AGTY) (AMT)
5.000%, 07/01/2027	250	210
Compton Sewer Authority (MBIA)
5.375%, 09/01/2023	1,150	1,180
South Bayside Waste Management Authority (AMBAC)
5.750%, 03/01/2020	150	156
		3,884
Total Revenue Bonds		30,416

General Obligations - 23.5%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC)
2.557%, 08/01/2016 (b) (f)	700	468
Bassett Unified School District Election of 2006 (FSA)
5.000%, 08/01/2027	500	508
California State
5.000%, 02/01/2024	700	709
4.500%, 08/01/2026	500	469
California State, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (b)	600	638
Hemet Unified School District, 2006 Election, Series B (AGTY)
5.000%, 08/01/2030	600	604
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	516
Los Angeles Unified School District, Election 2002, Series B (AMBAC)
4.500%, 07/01/2025	1,950	1,888
Los Angeles Unified School District, Series A-1 (FSA)
4.500%, 07/01/2024	225	221
Oakland, Series A (MBIA)
5.000%, 01/15/2026	500	502
Palm Springs Unified School District, Election 2004, Series B (FSA)
4.750%, 08/01/2035	2,265	2,191
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	922
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	209
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 (b)	400	428
San Francisco City & County Unified School District, 2003 Election, Series C (MBIA)
4.500%, 06/15/2026	500	477
Total General Obligations		10,750

Certificates of Participation - 4.6%
Escondido, Series A (FGIC)
5.625%, 09/01/2020	140	146
Escondido, Series A, Pre-refunded 09/01/2010 @ 101 (FGIC)
5.625%, 09/01/2020 (b)	160	174
Los Angeles, Sonnenblick del Rio Senior Lien (AMBAC)
6.000%, 11/01/2019	330	352
Ramona Unified School District, Convertible CABs (FGIC)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 (d)	500	387
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101
6.250%, 03/01/2021 (b)	250	262
Roseville Water Utility (MBIA)
4.750%, 12/01/2023	750	751
Total Certificates of Participation		2,072
Total Municipal Bonds
(Cost $43,409)		43,238

Short-Term Investment - 4.6%	SHARES
Blackrock Liquidity Funds
(Cost $2,102)	2,101,608	2,102

Total Investments (g) - 99.3%
(Cost $45,511)		45,340
Other Assets and Liabilities, Net - 0.7%		332
Total Net Assets - 100.0%		$45,672

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(b)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
(c)	Auction rate security. The coupon rate shown represents the rate as of March 31, 2008.
(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investment purchased on a when-issued basis was $195 or 0.4% of total net assets.
(f)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(g)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $45,511.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 887
	Gross unrealized depreciation	(1,058)
	Net unrealized depreciation	$ (171)

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $2,043, which represents 4.5% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.4%
Revenue Bonds - 73.2%
Continuing Care Retirement Communities - 1.5%
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$242
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	500
		742
Education - 10.8%
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.750%, 12/01/2014	220	225
4.750%, 12/01/2015	230	234
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.000%, 06/15/2018	240	245
5.000%, 06/15/2019	255	259
5.000%, 06/15/2020	265	267
Colorado State Board of Governors University Enterprise System Revenue, Series B (FGIC)
4.250%, 03/01/2017	500	504
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 (a)	230	242
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	495	528
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 (b)	440	472
Colorado State Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	226
4.500%, 04/01/2019	240	238
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	550	543
Fort Lewis College Board, Trustees Enterprise Revenue, Series B-1 (FGIC)
4.250%, 10/01/2019	625	610
4.375%, 10/01/2020	725	706
		5,299
Healthcare - 20.0%
Aspen Valley Hospital
4.375%, 10/15/2014	560	557
Colorado State Health Facilities Authority, Adventist Health, Sunbelt, Series E
5.000%, 11/15/2012	500	523
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	528
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	135	143
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (b)	215	243
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	250	257
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.000%, 07/01/2015	500	472
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	904
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	700	704
Colorado State Health Facilities Authority, Parkview Medical Center
5.750%, 09/01/2008	250	253
Colorado State Health Facilities Authority, Parkview Medical Center, Escrowed to Maturity
5.500%, 09/01/2009 (a)	500	525
Colorado State Health Facilities Authority, Parkview Medical Center Project, Series B
5.000%, 09/01/2018	500	506
Colorado State Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	80
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/2013	300	310
5.750%, 01/15/2022	800	806
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	171
5.000%, 05/15/2013	500	518
Colorado State Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	419
Delta County Memorial Hospital District
5.350%, 09/01/2017	500	505
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.500%, 04/01/2009	355	361
Montrose Memorial Hospital
5.300%, 12/01/2013	260	269
5.450%, 12/01/2014	390	404
University of Colorado Hospital Authority, Pre-refunded 11/15/2011 @ 100
5.000%, 11/15/2014 (b)	300	323
		9,781
Housing - 3.6%
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
4.000%, 05/01/2012	270	275
4.000%, 11/01/2012	270	275
4.550%, 11/01/2017	1,000	996
5.200%, 11/01/2027	250	235
		1,781
Lease Revenue - 1.1%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	500	521

Miscellaneous - 6.1%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	254
4.900%, 07/01/2010	265	272
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2013	700	730
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	900	902
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	800	815
		2,973
Recreational Facility Authority - 1.0%
Hyland Hills Metropolitan Park & Recreation District, Series A
6.100%, 12/15/2009	210	212
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	300	298
		510
Revolving Funds - 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC)
5.700%, 11/01/2015	55	58

Tax Revenue - 3.5%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	300	319
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 (b)	500	539
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	246
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	101
4.600%, 06/01/2014	225	228
Westminster Special Purpose Sales & Use Tax, Post Project, Series D (FSA)
4.250%, 12/01/2018	250	255
		1,688
Transportation - 15.1%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,076
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
4.897%, 09/01/2017 (c)	1,575	999
5.210%, 09/01/2019 (c)	960	534
5.560%, 09/01/2022 (c)	1,000	453
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (d)	500	430
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	130	119
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (a) (d)	750	701
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (a) (d)	2,000	1,880
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 (a) (d)	1,000	945
Walker Field Public Airport Authority Revenue
4.500%, 12/01/2016	275	265
		7,402
Utilities - 10.4%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.750%, 12/01/2008 (a)	160	164
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 (b)	185	196
Boulder Water & Sewer, Escrowed to Maturity
5.750%, 12/01/2010 (a)	1,545	1,675
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2017	500	533
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 (b)	45	49
Denver City & County Wastewater (FGIC)
5.250%, 11/01/2017	1,260	1,351
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	583
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2016	500	538
		5,089
Total Revenue Bonds		35,844

General Obligations - 22.5%
Adams 12 Five Star Schools (FSA) (STAID)
4.750%, 12/15/2023	200	202
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 (b)	1,000	1,054
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	620	645
Denver City & County, Medical Facilities
4.000%, 08/01/2016	1,000	1,022
Denver West Metropolitan School District
4.125%, 12/01/2014	150	144
4.200%, 12/01/2015	480	457
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
3.780%, 12/15/2015 (c)	335	251
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
4.250%, 12/01/2015	460	420
Garfield County School District #RE-2 (FSA) (STAID)
5.250%, 12/01/2019	1,530	1,615
Grand County School District #002, East Grand (FSA) (STAID)
4.250%, 12/01/2016	500	517
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,066
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	560	484
Pueblo County School District #070, Pueblo Rural (FGIC) (STAID)
5.000%, 12/01/2019	910	973
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	439
Sterling Hills West Metropolitan District (FSA)
4.250%, 12/01/2016	200	209
4.750%, 12/01/2018	250	266
Westglenn Metropolitan District
6.000%, 12/01/2014	1,220	1,256
Total General Obligations		11,020

Certificates of Participation - 1.7%
Garfield County Building Corporation (AMBAC)
5.300%, 12/01/2011	400	418
Pueblo County, Capital Construction
4.400%, 12/01/2016	410	410
Total Certificates of Participation		828

Total Municipal Bonds
(Cost $46,574)		47,692

Short-Term Investment - 1.8%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $896)	895,744	896
Total Investments (f) - 99.2%
(Cost $47,470)		48,588
Other Assets and Liabilities, Net - 0.8%		407
Total Net Assets - 100.0%		$48,995

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.
(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at March 31, 2008.

(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(f)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $47,470.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,490
	Gross unrealized depreciation	(372)
	Net unrealized appreciation	$ 1,118

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $1,900, which represents 3.9% of net assets.
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
SMO - State Moral Obligation
STAID - State Aid Withholding

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.1%
Revenue Bonds - 81.3%
Continuing Care Retirement Communities - 5.7%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$91
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.250%, 12/01/2025	200	185
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	345
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	190
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	92
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	325	305
		1,208
Education - 17.8%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	350	300
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A (SMO)
4.625%, 12/15/2028	330	304
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.250%, 06/15/2029	500	492
Colorado State Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.850%, 12/01/2025	250	236
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 (a)	200	218
Colorado State Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
5.000%, 08/01/2027	250	248
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	350	373
Colorado State Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
5.000%, 04/01/2037	750	697
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	300	296
Fort Lewis College Board, Trustees Enterprise Revenue, Series A (FGIC)
4.375%, 10/01/2020	100	97
University of Colorado Enterprise System Revenue, University of Colorado Regents (MBIA)
5.000%, 06/01/2032	500	500
		3,761
Healthcare - 26.2%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	343
Colorado Health Facilities, Parkview Medical Center Project, Series B
5.000%, 09/01/2029	355	331
Colorado Springs Hospital Revenue, Series B (AMBAC)
7.000%, 12/15/2024 (c)	300	300
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	60	64
Colorado State Health Facilities Authority, Evangelical Lutheran, Series A
5.250%, 06/01/2034	230	213
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	100	103
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (a)	90	102
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.250%, 07/01/2027	300	254
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.625%, 12/01/2024	325	300
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	300	302
Colorado State Health Facilities Authority, Parkview Medical Center, Escrowed to Maturity
5.600%, 09/01/2011 (b)	300	328
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 (a)	600	684
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	327
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.000%, 01/15/2020	250	245
5.800%, 01/15/2027	500	500
Delta County Memorial Hospital District
5.350%, 09/01/2017	220	222
Denver Health & Hospital Authority, Healthcare Revenue, Series A
4.750%, 12/01/2027	250	217
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	325	278
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	100	91
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	101
Montrose Memorial Hospital
6.375%, 12/01/2023	130	135
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	100	86
		5,526
Housing - 1.9%
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4
5.900%, 04/01/2031	100	101
Colorado State Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	40	42
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2 (AMT)
7.450%, 10/01/2016	5	5
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2 (AMT)
7.100%, 04/01/2017	25	26
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
5.200%, 11/01/2027	250	236
		410
Miscellaneous - 4.1%
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2021	750	759
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	100	100
		859
Tax Revenue - 6.1%
Douglas County Sales & Use Tax Revenue (FSA)
5.625%, 10/15/2020	200	210
Highlands Ranch Metropolitan School District #2 (FSA)
5.000%, 06/15/2016	20	20
Larimer County Sales & Use Tax, Pre-refunded 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018 (a)	100	108
Park Meadows Business Improvement District, Shared Sales Tax
5.300%, 12/01/2027	475	445
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	311
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	210	190
		1,284
Transportation - 11.4%
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	75	68
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (b) (d)	750	701
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (b) (d)	500	470
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 (a) (d)	1,000	959
Walker Field Public Airport Authority Revenue
4.750%, 12/01/2027	250	213
		2,411
Utilities - 8.1%
Arapahoe County Water & Wastewater, Series B (MBIA)
5.000%, 12/01/2026	250	251
Boulder Water & Sewer, Pre-refunded 12/01/2010 @ 100
5.700%, 12/01/2019 (a)	300	325
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2019	400	421
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	251
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	315
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.375%, 10/01/2026	150	140
		1,703
Total Revenue Bonds		17,162

General Obligations - 7.4%
Antelope Water System
4.875%, 12/01/2025	175	172
Bromley Park Metropolitan District #2, Series A (RAAI)
5.000%, 12/01/2027	500	475
El Paso County School District #49, Falcon, Series A, Pre-refunded 12/01/2009 @ 105 (FSA) (STAID)
6.000%, 12/01/2018 (a)	200	223
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
4.500%, 12/01/2027	375	283
Midcities Metropolitan School District #2 (RAAI)
5.125%, 12/01/2030	200	192
North Range Metropolitan District #1 (ACA)
4.500%, 12/15/2031	300	219
Total General Obligations		1,564

Certificates of Participation - 8.4%
Broomfield County Open Space Park & Recreation Facilities (AMBAC)
5.500%, 12/01/2020	800	834
Broomfield County, Westminster Open Space Foundation
4.625%, 12/01/2025	330	315
Colorado Springs Old City Hall Project (FSA)
5.500%, 12/01/2017	200	213
5.500%, 12/01/2020	200	209
Pueblo County, Capital Construction
5.000%, 12/01/2024	200	193
Total Certificates of Participation		1,764
Total Municipal Bonds
(Cost $20,649)		20,490

Short-Term Investment - 1.8%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $390)	390,232	390
Total Investments (f) - 98.9%
(Cost $21,039)		20,880
Other Assets and Liabilities, Net - 1.1%		223
Total Net Assets - 100.0%		$21,103

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Auction rate security. The coupon rate shown represents the rate as of March 31, 2008.
(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(f)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $21,039.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 693
	Gross unrealized depreciation	(852)
	Net unrealized depreciation	$ (159)

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $628, which represents 3.0% of net assets.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
SMO - State Moral Obligation
STAID - State Aid Withholding

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

First American Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.4%
Alabama - 1.0%
Revenue Bonds - 1.0%
Alabama State Docks Department, Pre-refunded 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010 (a)	$3,000	$3,112
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 (b)	1,150	1,250
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	824
Huntsville Electric System Revenue (FSA)
4.000%, 12/01/2018	1,330	1,329
		6,515
Alaska - 0.1%
Revenue Bond - 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	361

Arizona - 3.3%
Revenue Bonds - 1.6%
Arizona Game & Fish Department, AGF Administration Building Project
4.500%, 07/01/2015	150	154
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	3,300	3,875
Phoenix Street & Highway User, Escrowed to Maturity
6.500%, 07/01/2009 (b)	180	183
6.250%, 07/01/2011 (b)	900	913
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,276
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,060
		10,461
General Obligations - 1.0%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2016	1,000	1,031
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2017	1,050	1,080
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,075
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	1,150	1,214
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
4.375%, 07/01/2018	1,000	1,006
4.500%, 07/01/2019	1,000	1,006
		6,412
Certificate of Participation - 0.7%
Arizona Board of Regents, Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,265
		21,138
Arkansas - 0.9%
Revenue Bonds - 0.9%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 (b)	1,290	1,355
University of Arkansas, Fayetteville, Series B (FGIC)
4.500%, 11/01/2016	2,000	2,053
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,065
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,160
		5,633
California - 5.8%
Revenue Bonds - 3.5%
ABAG Financial Authority for Nonprofit California Revenue, Children's Hospital, Series A
4.500%, 12/01/2018	1,525	1,481
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.165%, 10/01/2014 (c)	2,000	1,530
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2 (AMBAC)
4.500%, 06/01/2018	920	933
Association of Bay Area Governments Financial Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	346
5.000%, 08/15/2017	1,215	1,251
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	956
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project
Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	250
California State Department of Water Resources and Power Supply Revenue, Series H (FSA)
5.000%, 05/01/2022	1,000	1,051
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	1,245	1,342
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	655
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,186
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,289
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company,
Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	489
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A, Convertible CABs (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (e)	2,350	1,964
Golden State Tobacco Securitization Corporation, Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 (a)	2,450	2,595
Port Oakland, Series B
5.000%, 11/01/2018	1,470	1,565
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	594
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,400	1,271
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation, Series A (AMBAC)
5.000%, 11/01/2021	995	1,027
Woodland Financial Authority (XLCA)
4.700%, 03/01/2019	815	821
		22,596
General Obligations - 2.3%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,566
California State
5.000%, 02/01/2016	1,000	1,051
5.000%, 02/01/2017	2,000	2,111
4.000%, 08/01/2017	2,000	1,981
5.000%, 11/01/2018	245	253
5.000%, 08/01/2019	500	521
5.000%, 02/01/2021	1,500	1,526
5.000%, 12/01/2023	1,000	1,014
5.125%, 04/01/2024	500	506
California State, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 (a)	15	16
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
5.025%, 08/01/2019 (c)	1,390	792
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	406
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.657%, 09/01/2017 (c)	1,000	648
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (MBIA)
4.436%, 08/01/2016 (c)	2,000	1,387
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
5.550%, 08/01/2023 (c)	2,030	877
		14,655
		37,251
Colorado - 8.5%
Revenue Bonds - 7.9%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (MBIA)
4.375%, 09/01/2017	5,000	5,071
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
2.703%, 09/01/2010 (b) (c)	9,320	8,734
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	654
Colorado Springs Hospital Revenue, Series B (AMBAC)
7.000%, 12/15/2024 (d)	2,000	2,000
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project,
Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 (a)	1,200	1,353
Colorado State Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
4.750%, 06/15/2022	175	169
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	500	533
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project,
Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 (a)	1,500	1,714
7.250%, 12/01/2021 (a)	1,500	1,738
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 (b)	825	867
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	581
5.250%, 01/01/2015	620	594
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	500
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America Care, Series A
5.200%, 07/01/2022	1,000	892
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,229
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
4.720%, 07/15/2020 (b) (c)	10,000	5,637
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	517
5.000%, 05/15/2013	405	420
Colorado State Housing Finance Authority, Series A-2
7.150%, 11/01/2014	15	15
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (e)	1,500	1,290
Fort Lewis College Board, Trustees Enterprise Revenue, Series A (FGIC)
4.250%, 10/01/2019	335	327
Fort Lewis College Board, Trustees Enterprise Revenue, Series B-1 (FGIC)
4.375%, 10/01/2021	1,030	990
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	320	326
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	495
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.017%, 12/01/2011 (b) (c)	5,500	4,928
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,234
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (b) (e)	2,750	2,585
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	1,725	1,822
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	939
Westminster Special Purpose Sales & Use Tax, Post Project, Series D (FSA)
5.000%, 12/01/2025	1,365	1,396
		50,550
General Obligations - 0.6%
El Paso County School District #2, Harrison, Pre-refunded 12/01/2011 @ 100 (FGIC) (STAID)
5.500%, 12/01/2016 (a)	1,280	1,407
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
5.000%, 12/01/2022	1,000	868
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	385	394
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	848
		3,517
		54,067
Connecticut - 0.2%
Revenue Bond - 0.2%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,234

Florida - 0.6%
Revenue Bond - 0.2%
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,424

Certificate of Participation - 0.4%
Clay County School Board, Series B (MBIA)
5.000%, 07/01/2018	2,205	2,289
		3,713
Georgia - 1.2%
Revenue Bonds - 1.0%
Atlanta Tax Allocation, Atlantic Station Project (AGTY)
4.375%, 12/01/2018	2,000	1,998
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
5.800%, 02/15/2018	4,500	4,355
		6,353
General Obligations - 0.2%
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 (e)	500	465
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 (e)	265	246
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 (e)	300	277
		988
		7,341
Idaho - 0.4%
Revenue Bond - 0.2%
University of Idaho, University Revenue, Series B, Mandatory Put 04/01/2018 @ 100 (FSA)
4.500%, 04/01/2041	1,000	1,020

Certificates of Participation - 0.2%
Madison County Hospital Revenue
5.000%, 09/01/2012	500	506
5.250%, 09/01/2015	295	294
5.250%, 09/01/2016	500	493
		1,293
		2,313
Illinois - 16.7%
Revenue Bonds - 7.4%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,424
Chicago, Single Family Mortgages, Series A (AMT) (FHLMC) (FNMA) (GNMA)
5.250%, 03/01/2013	5	5
Chicago Water, Zero Coupon Bond (FGIC)
2.677%, 11/01/2009 (c)	6,450	6,184
Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 (b)	480	529
Illinois Development Finance Authority, Midwestern University, Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 (a)	350	386
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	492
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	1,005
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	965
5.500%, 05/15/2015	1,000	963
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	884
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,346
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,272
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	2,000	1,999
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	487
5.400%, 04/01/2027	1,750	1,654
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,373
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013 (e)	1,405	1,344
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016 (e)	1,620	1,566
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond (FSA)
4.760%, 01/01/2018 (c)	2,750	1,738
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 (a)	1,025	1,129
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 (b)	1,320	1,426
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 (b)	590	735
Illinois State Sales Tax
6.000%, 06/15/2009	2,500	2,614
5.100%, 06/15/2010	2,000	2,113
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC)
5.550%, 12/15/2011	675	710
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
2.372%, 06/15/2009 (b) (c)	1,465	1,424
Metropolitan Pier & Exposition Authority, State Sales Tax, Series B, Convertible CABs (MBIA)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 (e)	1,000	878
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 (b)	5,570	5,988
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	1,859
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
5.000%, 10/01/2018	1,000	1,057
		47,549
General Obligations - 9.3%
Bolingbrook Park District, Series A (CIFG)
4.500%, 01/01/2017	1,840	1,896
Champaign County Community School District #004
8.250%, 01/01/2009	100	105
Champaign County Community School District #004, Escrowed to Maturity
8.250%, 01/01/2009 (b)	1,215	1,273
Chicago, City Colleges, Zero Coupon Bond (FGIC)
4.330%, 01/01/2015 (c)	10,000	7,489
Chicago Park District, Limited Tax, Series B (AMBAC)
5.000%, 01/01/2020	5,545	5,796
Chicago, Project & Refunding (FSA)
5.500%, 01/01/2013	1,000	1,106
Chicago, Project & Refunding, Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 (b)	2,655	2,846
Chicago, Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	2,345	2,496
Chicago, Series A, Convertible CABs (MBIA)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 (e)	2,000	1,906
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,141
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
3.907%, 12/01/2013 (c)	2,440	1,960
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
3.187%, 12/01/2011 (c)	3,625	3,228
Cook County High School District #209, Proviso Township (FSA)
5.000%, 12/01/2016	1,000	1,097
Cook County School District #88, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,792
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
4.369%, 12/01/2015 (c)	2,250	1,615
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,120
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,917
Elk Grove Village (MBIA)
4.125%, 01/01/2019	1,000	996
Illinois State, First Series
5.500%, 08/01/2015	4,500	4,756
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,775
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,413
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
4.800%, 12/01/2019 (c)	2,100	1,208
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	535
Southwestern Illinois Development Authority Revenue, Edwardsville Community (FSA)
5.000%, 12/01/2017	1,000	1,096
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.508%, 11/01/2017 (c)	3,870	2,525
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.500%, 01/01/2017 (c)	3,000	2,032
		59,119
		106,668
Indiana - 1.6%
Revenue Bonds - 1.4%
Anderson Economic Development Revenue, Anderson University Project
5.000%, 10/01/2017	710	709
Avon Community School Building, First Mortgage (AMBAC) (STAID)
4.500%, 07/15/2020	1,000	1,005
Franklin Township School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 (b)	1,235	1,298
Indiana Transportation Finance Authority, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 (b)	180	194
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,015
Indiana University, Series K, Zero Coupon Bond (MBIA)
3.177%, 08/01/2011 (c)	250	225
Portage Multi-School Building, First Mortgage (MBIA) (STAID)
4.000%, 07/15/2018	1,250	1,248
St. Joseph County Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	434
5.550%, 05/15/2019	230	215
St. Joseph County Hospital Authority (MBIA)
4.750%, 08/15/2012	1,000	1,011
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 (a)	775	855
		9,209
General Obligation - 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,254
		10,463
Iowa - 1.9%
Revenue Bonds - 1.9%
Coralville Urban Renewal Revenue, Tax Increment, Series C
5.000%, 06/01/2016	1,000	1,016
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,261
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	468
Iowa Higher Education Authority, Central College (RAAI)
5.450%, 10/01/2026	1,000	1,004
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 (a)	2,000	2,212
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	923
4.750%, 10/01/2017	1,100	1,090
4.800%, 10/01/2018	1,155	1,131
5.000%, 10/01/2023	1,475	1,406
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 (b)	1,375	1,548
		12,059
Kansas - 3.0%
Revenue Bonds - 2.4%
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.257%, 05/01/2012 (b) (c)	7,500	6,573
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,399
Kansas State Development Finance Authority, Health Facilities Revenue, Stormont-Vail Healthcare Services, Series F
5.000%, 11/15/2021 (f)	1,000	986
Kansas State Development Finance Authority, Kansas State Projects, Series K (MBIA)
4.500%, 11/01/2019	1,850	1,897
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	998
Olathe Health Facilities Revenue, Olathe Medical Center
5.125%, 09/01/2021	1,000	1,019
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	692
5.750%, 11/15/2014	765	751
5.750%, 11/15/2015	820	801
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	315	320
		15,436
General Obligations - 0.6%
Johnson County Unified School District #231, Series B (AMBAC)
4.000%, 10/01/2017	800	797
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	2,000	2,078
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,137
		4,012
		19,448
Kentucky - 0.1%
Revenue Bonds - 0.1%
Kentucky State Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 (b)	475	492
6.000%, 07/01/2011 (b)	440	468
		960
Louisiana - 1.0%
Revenue Bonds - 0.5%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	560	564
Louisiana Public Facilities Authority, Pennington Medical Foundation Project
5.000%, 07/01/2021	1,000	1,000
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,497
		3,061
General Obligations - 0.5%
Calcasieu Parish School District #023, Public School Improvement
4.600%, 02/15/2020	500	486
4.700%, 02/15/2021	700	680
4.800%, 02/15/2022	655	636
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,396
		3,198
		6,259
Maine - 0.4%
Revenue Bond - 0.1%
Maine Health & Higher Education Facilities Authority, Series B (FGIC)
4.125%, 07/01/2018	740	723

General Obligation - 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,163
		2,886
Maryland - 0.3%
Revenue Bonds - 0.3%
Maryland State Department of Transportation
4.250%, 02/15/2017	1,000	1,040
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	362
4.000%, 11/01/2015	700	673
		2,075
Massachusetts - 3.7%
Revenue Bonds - 3.0%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	1,950	1,791
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	2,100	2,227
Massachusetts Bay Transportation Authority, Series A
6.250%, 03/01/2012	1,875	2,101
Massachusetts State Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,115
Massachusetts State Development Finance Agency, Health Care Facilities Revenue, Adventcare Project, Series A
6.650%, 10/15/2028	2,500	2,265
Massachusetts State Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,164
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A (MBIA)
5.100%, 07/01/2010	3,000	3,035
Massachusetts State Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 (b)	3,330	4,246
Massachusetts State, Multifamily Housing, Escrowed to Maturity (FHA)
6.350%, 04/01/2008 (b)	220	220
		19,164
General Obligations - 0.7%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2016 (a)	3,000	3,187
Springfield, State Qualified Municipal Purpose (FSA) (STAID)
4.500%, 08/01/2020	1,400	1,433
		4,620
		23,784
Michigan - 3.6%
Revenue Bonds - 2.3%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 (b)	285	304
Michigan Municipal Board Authority, Local Government Loan Program, Series B, Group A (AMBAC)
5.000%, 12/01/2018	700	740
Michigan State Grant Anticipation Bonds (FSA)
4.500%, 09/15/2015	2,490	2,655
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 (a)	3,500	3,882
Michigan State Housing Development Authority, Green Hill Project (FNMA)
5.125%, 07/15/2008	220	220
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 (b)	1,300	1,586
Wayne Charter County Airport, Series A (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,111
		14,498
General Obligations - 1.3%
Algonac Community Schools, School Building & Site, Series I (FSA) (MQSBLF)
4.000%, 05/01/2019	890	880
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,154
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,298
Lakeview Public Schools, Pre-refunded 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2014 (a)	1,985	2,125
Marysville Public School District, School Building & Site (FSA) (MQSBLF)
4.250%, 05/01/2018	630	643
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 (a)	2,000	2,123
		8,223
		22,721
Minnesota - 3.2%
Revenue Bonds - 2.6%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,558
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	1,165	1,199
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,042
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 (b)	760	895
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,274
Minnesota State Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	306
Minnesota State Municipal Power Agency, Electric Revenue
4.375%, 10/01/2025	1,800	1,662
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	1,959
Northfield Hospital Revenue
5.000%, 11/01/2012	785	809
St. Paul Housing & Redevelopment Authority (AMBAC)
6.500%, 02/01/2009	1,315	1,333
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	1,235	1,289
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100
8.050%, 08/01/2021 (a)	2,335	2,383
		16,709
General Obligations - 0.6%
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.375%, 02/01/2021 (f)	1,350	1,354
Duluth Independent School District #709, Series A (FSA) (MSDCEP)
4.250%, 02/01/2022	1,035	1,021
Fridley Independent School District #14, Series A (FSA) (MSDCEP)
5.000%, 02/01/2017	1,030	1,130
		3,505
		20,214
Mississippi - 0.2%
Revenue Bond - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
5.000%, 08/15/2016	1,440	1,500

Missouri - 1.8%
Revenue Bonds - 1.8%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,398
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	755
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
4.200%, 01/01/2018	1,000	990
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,120
Missouri State Development Finance Board Infrastructure Revenue, Independence-Crackerneck Creek, Series B
5.125%, 03/01/2022	2,000	1,933
Missouri State Development Finance Board Revenue, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,164
Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	839
4.375%, 02/01/2016	930	907
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,554
		11,660
Montana - 0.9%
Revenue Bonds - 0.9%
Montana Facilities Finance Authority Revenue, Benefis Health System (AGTY)
5.000%, 01/01/2017	1,000	1,071
Montana Facilities Finance Authority Revenue, Health Care Facilities, Master Loan Project, Northeast Montana, Series B
4.500%, 05/01/2018	455	453
Montana Facilities Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,758
6.000%, 05/15/2025	1,675	1,578
Montana State Board of Regents Higher Education Revenue, Montana State University, Series K (AMBAC)
4.250%, 11/15/2018	1,100	1,104
		5,964
Nebraska - 1.6%
Revenue Bonds - 1.4%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (AGTY)
5.000%, 11/15/2011	2,860	3,006
Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project
4.750%, 09/01/2017	745	763
4.750%, 09/01/2018	740	751
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,854
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	510
4.800%, 11/15/2012	500	510
4.900%, 11/15/2013	600	611
Omaha Public Power District, Nebraska Electric Revenue, Series A
4.100%, 02/01/2019	1,370	1,363
		9,368
General Obligation - 0.2%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental
4.500%, 10/15/2015	1,020	1,085
		10,453
Nevada - 0.9%
Revenue Bonds - 0.6%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2011	1,000	1,053
5.750%, 09/01/2012	1,055	1,121
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.750%, 11/15/2023	2,150	1,702
		3,876
General Obligation - 0.3%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 (b)	1,575	1,671
		5,547
New Hampshire - 0.6%
Revenue Bonds - 0.6%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	1,250	1,257
New Hampshire Municipal Bond Bank, Series A (MBIA)
4.500%, 02/15/2020	1,300	1,326
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	959
		3,542
New Jersey - 0.4%
Revenue Bonds - 0.4%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,030
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (b)	245	254
		2,284
New York - 2.7%
Revenue Bonds - 1.0%
Hempstead Town Industrial Development Agency (MBIA)
5.000%, 12/01/2008	2,000	2,025
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,363
		6,388
General Obligations - 1.7%
New York, Series A
5.750%, 08/01/2015	3,220	3,533
New York, Series C
5.500%, 03/15/2014	3,000	3,214
New York, Series D
5.500%, 06/01/2012	2,000	2,178
New York, Series G (XLCA)
5.500%, 08/01/2012	2,000	2,177
		11,102
		17,490
North Carolina - 1.7%
Revenue Bonds - 1.6%
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,080
North Carolina Finance Agency, Education Facilities Revenue, Meredith College
5.250%, 06/01/2020 (f)	900	893
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	2,048
5.000%, 10/01/2014	2,120	2,139
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,166
		10,326
Certificate of Participation - 0.1%
Randolph County (AMBAC)
5.000%, 02/01/2018	815	858
		11,184
North Dakota - 0.3%
Revenue Bond - 0.2%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,204

General Obligation - 0.1%
Mandan, Series D (MBIA)
4.000%, 05/01/2017	460	460
		1,664
Ohio - 1.4%
Revenue Bonds - 0.8%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (MBIA)
5.375%, 09/01/2009	1,000	1,022
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	773
Ohio State Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,130
4.500%, 04/01/2015	1,000	1,019
Ohio State Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 (b)	740	801
Richland County Hospital Facilities, Series A
5.650%, 11/15/2008	595	604
		5,349
General Obligations - 0.4%
Mason City School District (FSA)
4.375%, 12/01/2019	1,195	1,223
St. Marys City School District, School Facilities Construction & Improvement (FSA) (OSDCEP)
4.500%, 12/01/2018	625	651
4.500%, 12/01/2019	785	809
		2,683
Certificate of Participation - 0.2%
Akron (AGTY)
5.000%, 12/01/2015	1,000	1,084
		9,116
Oklahoma - 1.5%
Revenue Bonds - 1.5%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
2.933%, 11/01/2011 (b) (c)	3,340	3,009
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project
5.000%, 09/01/2009	510	521
5.000%, 09/01/2011	345	357
5.000%, 09/01/2012	355	369
4.125%, 09/01/2013	250	249
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,347
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 (a)	2,565	2,843
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	1,195	1,218
		9,913
Oregon - 1.2%
Revenue Bond - 0.8%
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
8.080%, 08/15/2029 (d)	5,000	5,000

General Obligations - 0.4%
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,040
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2019	1,415	1,523
		2,563
		7,563
Pennsylvania - 1.3%
Revenue Bonds - 1.2%
Delaware County College Revenue, Neumann College
5.250%, 10/01/2020 (f)	535	529
5.375%, 10/01/2021 (f)	565	560
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,314
5.000%, 12/15/2017	1,405	1,428
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	921
State Public School Building Authority College Revenue, Delaware Community College Project (FSA)
5.000%, 10/01/2022	1,000	1,044
Westmoreland County Industrial Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,072
5.500%, 01/01/2016	1,200	1,137
		8,005
General Obligation - 0.1%
Ephrata Area School District (FGIC) (STAID)
4.500%, 04/15/2018	450	457
		8,462
Puerto Rico - 0.2%
Revenue Bond - 0.2%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100
(AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,042

South Carolina - 1.5%
Revenue Bonds - 1.5%
Charleston EDL Excellence Finance, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,150
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 (a)	2,000	2,242
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,069
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,138
South Carolina State Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,753
		9,352
South Dakota - 0.9%
Revenue Bonds - 0.4%
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
4.750%, 09/01/2011	530	543
5.000%, 09/01/2012	1,000	1,036
5.000%, 09/01/2013	1,000	1,035
		2,614
Certificates of Participation - 0.5%
Deadwood (ACA)
5.600%, 11/01/2008	845	856
5.000%, 11/01/2018	2,385	2,330
		3,186
		5,800
Tennessee - 3.1%
Revenue Bonds - 2.7%
Memphis-Shelby Counties Sports Authority Revenue, Memphis Arena Project, Series C (MBIA)
5.000%, 11/01/2017	3,175	3,412
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 (b)	1,030	1,142
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 (a)	1,500	1,693
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research
5.000%, 07/01/2009	200	204
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	2,036
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 (b)	1,465	1,626
6.250%, 09/01/2012 (b)	1,085	1,226
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project,
Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 (a)	2,215	2,545
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,487
		17,371
General Obligation - 0.4%
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,161
		19,532
Texas - 11.5%
Revenue Bonds - 4.8%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.350%, 11/15/2008	1,300	1,302
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	999
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2018	650	650
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	485	487
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,985
5.000%, 10/01/2013	1,230	1,267
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 (a)	2,000	2,423
League City Waterworks & Sewer System Revenue (FSA)
4.375%, 02/15/2023	1,315	1,279
League City Waterworks & Sewer System Revenue (FSA)
4.000%, 02/15/2018	1,230	1,230
Lubbock Educational Facilities Revenue, Lubbock Christian University
5.000%, 11/01/2016	1,000	1,003
North Texas Tollway Revenue, First Tier, Series A
6.000%, 01/01/2024 (f)	2,500	2,622
North Texas Tollway Revenue, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038 (f)	3,000	3,133
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (MBIA)
3.263%, 06/01/2012 (b) (c)	1,465	1,280
San Antonio Electric & Gas, Series A
5.250%, 02/01/2013	2,135	2,200
San Leanna Educational Facilities Higher Education Revenue Tax, Saint Edwards University Project
5.000%, 06/01/2019	575	572
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing,
Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,236
Texas State Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,191
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	925
5.500%, 11/15/2025	900	790
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,045
Victoria Utilities Systems Revenue (AMBAC)
4.400%, 12/01/2019	1,000	1,007
		30,626
General Obligations - 6.7%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,106
Brownsville (MBIA)
5.000%, 02/15/2017	2,125	2,252
Corinth (MBIA)
4.500%, 02/15/2019	1,180	1,199
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	4,000	4,234
Dallas (MBIA)
4.500%, 02/15/2027	5,000	4,765
El Paso County
5.000%, 02/15/2018	2,440	2,632
Elgin Independent School District, School Building (PSFG)
4.375%, 08/01/2019	1,120	1,137
Frisco (AMBAC)
4.500%, 02/15/2016	2,045	2,156
Frisco (FGIC)
5.000%, 02/15/2018	1,125	1,153
5.000%, 02/15/2019	1,675	1,710
Galena Park Independent School District, School Building (PSFG)
4.000%, 08/15/2019	1,070	1,055
Giddings Independent School District, School Building, Series A (PSFG)
4.250%, 02/15/2019	875	880
Grand Prairie Independent School District, School Building, Series A (PSFG)
4.500%, 02/15/2018	635	659
Howard County Junior College (AMBAC)
4.250%, 02/15/2018	715	720
Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
2.230%, 02/15/2009 (c)	5,000	4,904
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,060
Keller Independent School District (PSFG)
5.375%, 08/15/2014	235	252
Lubbock, Water Works System, Series A (FSA)
4.500%, 02/15/2019	300	308
Montgomery County (FSA)
4.000%, 03/01/2017	320	325
North Harris Montgomery Community College District (FGIC)
5.375%, 02/15/2015	95	102
Northwest Texas Independent School District (PSFG)
4.500%, 02/15/2026	1,800	1,732
San Angelo, Series A (MBIA)
4.400%, 02/15/2019	875	888
San Antonio
4.125%, 02/01/2019	1,000	1,001
4.250%, 02/01/2020	1,140	1,139
Sunnyvale School District, School Building (PSFG)
4.400%, 02/15/2020	870	875
Teague Independent School District, School Building (PSFG)
5.000%, 02/15/2019	2,210	2,364
Texas, Water Financial Assistance, Series A
5.000%, 08/01/2017	1,500	1,648
Victoria School District (PSFG)
5.000%, 02/15/2018	500	538
		42,794
		73,420
Utah - 0.8%
Revenue Bonds - 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,731
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 (a)	1,000	1,092
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R (FHA) (VA)
5.950%, 07/01/2008	95	96
Weber Basin Water Conservancy District, Series A (AMBAC)
4.375%, 10/01/2018	400	410
		4,329
General Obligation - 0.1%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 (b)	600	660
		4,989
Virginia - 0.1%
Revenue Bond - 0.1%
Riverside Regional Jail Authority (MBIA)
5.700%, 07/01/2008	905	908

Washington - 3.7%
Revenue Bonds - 0.6%
Snohomish County Housing Authority
6.300%, 04/01/2016	960	969
Washington State Housing Community Nonprofit Revenue, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	2,926
		3,895
General Obligations - 3.1%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,685
Snohomish County (MBIA)
5.375%, 12/01/2019	5,000	5,242
Spokane County School District #81, Spokane, Convertible CABs (MBIA)
0.000% through 12/01/2008, thereafter 5.000%, 06/01/2016 (e)	1,000	1,033
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
4.208%, 12/01/2014 (c)	5,690	4,311
Washington State, Series C
5.500%, 07/01/2014	2,275	2,557
Washington State, Series S-5, Zero Coupon Bond (FGIC)
4.330%, 01/01/2016 (c)	3,000	2,152
Washington State, Various Purpose, Series R-A (AMBAC)
5.000%, 01/01/2025	3,000	3,050
		20,030
		23,925
Wisconsin - 2.2%
Revenue Bonds - 1.9%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	1,971
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,481
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,849
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,247
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	512
5.500%, 02/15/2013	850	887
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,454
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,035	1,009
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	285	295
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College (MBIA)
5.000%, 12/01/2015	1,450	1,545
		12,250
General Obligation - 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 (g)	1,720	1,838
		14,088
Wyoming - 0.4%
Revenue Bond - 0.4%
Lincoln County, PacifiCorp Project, Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,267

Total Municipal Bonds
(Cost $612,286)		628,768

Short-Term Investment - 2.2%	SHARES
First American Tax Free Obligations Fund, Class Z (h)
(Cost $14,263)	14,262,644	14,263
Total Investments (i) - 100.6%
(Cost $626,549)		643,031
Other Assets and Liabilities, Net - (0.6)%		(3,759)
Total Net Assets - 100.0%		$639,272

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(d)	Auction rate security. The coupon rate shown represents the rat as of March 31, 2008.
(e)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(f)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $9,997 or 1.6% of total net assets.

(g)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

(i)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $626,549.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 22,704
	Gross unrealized depreciation	(6,222)
	Net unrealized appreciation	$ 16,482

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $17,132, which represents 2.7% of total net assets.
CIFG - CDC IXIS Financial Guaranty
CMI - California Mortgage Insurance Program
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MQSBLF - Michigan Qualified School Board Loan Fund Program
MSDCEP - Minnesota School District Credit Enhancement Program
OSDCEP - Ohio School District Credit Enhancement Program
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
SBG - School Board Guaranty
SMO - State Moral Obligation
STAID - State Aid Withholding
VA - Veterans Administration
XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.4%
Revenue Bonds - 64.2%
Continuing Care Retirement Communities - 1.1%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.550%, 07/01/2027	$1,000	$913
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 (a)	1,000	1,134
		2,047
Economic Development - 1.9%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 (a)	1,000	1,087
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	500
4.625%, 12/01/2014	505	526
Minneapolis Supported Development Revenue, Common Bond, Series 2A (AMT)
5.125%, 06/01/2022	1,000	977
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/2008	365	368
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/2008	330	333
		3,791
Education - 9.3%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	468
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
5.000%, 10/01/2011	500	507
5.000%, 10/01/2012	500	506
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	1,046
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	332
5.000%, 05/01/2016	375	385
5.000%, 05/01/2020	1,295	1,291
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	322
5.000%, 05/01/2014	320	332
5.000%, 05/01/2015	340	351
5.000%, 05/01/2016	355	364
5.000%, 05/01/2017	370	378
Minnesota State Higher Education Facilities Authority, College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	259
Minnesota State Higher Education Facilities Authority, St. Benedict College
5.100%, 03/01/2011	2,885	2,922
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	1,500	1,502
Minnesota State Higher Education Facilities Authority, St. Olaf College, Series 6-0
5.000%, 10/01/2016	500	536
4.500%, 10/01/2019	250	247
Minnesota State Higher Education Facilities Authority, St. Scholastica College, Series 6-S
4.375%, 12/01/2016	360	349
4.500%, 12/01/2017	380	369
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100
5.250%, 04/01/2012 (a)	385	385
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,056
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	500	500
4.200%, 12/15/2015	880	879
4.300%, 12/15/2016	925	920
5.000%, 12/15/2018	1,005	1,034
5.000%, 12/15/2019	1,060	1,083
		18,323
Healthcare - 24.2%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	732
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	304
4.250%, 09/01/2015	500	501
5.000%, 09/01/2017	500	518
5.000%, 09/01/2018	1,050	1,075
5.000%, 09/01/2019	1,110	1,129
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	413
5.000%, 06/01/2017	1,340	1,295
5.000%, 06/01/2019	1,320	1,259
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 (a)	2,045	2,283
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	778
5.000%, 04/01/2014	800	814
5.000%, 04/01/2015	845	854
5.000%, 04/01/2017	1,815	1,806
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	498
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care
5.000%, 10/01/2016	430	415
Maple Grove Health Care Facilities, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,022
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,721
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	351
4.750%, 11/01/2020	1,155	1,109
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	956
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 (a)	2,500	2,817
5.750%, 11/15/2032 (a)	1,300	1,451
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 (b)	605	654
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	294
5.500%, 02/01/2012	200	213
5.500%, 02/01/2015	730	768
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A (MBIA)
5.500%, 11/15/2017	305	312
5.750%, 11/15/2026	10	10
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,369
Northfield Hospital Revenue
5.000%, 11/01/2013	880	903
5.000%, 11/01/2014	920	938
5.500%, 11/01/2017	1,080	1,112
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,364
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	908
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	304
5.000%, 09/01/2017	1,785	1,801
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA)
5.500%, 05/01/2008	1,000	1,003
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2015	500	537
5.000%, 11/15/2019	1,000	1,044
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	993
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,728
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.250%, 05/01/2015	1,500	1,516
5.750%, 05/01/2025	2,000	1,902
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	300	300
4.250%, 06/01/2016	260	256
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	538
5.350%, 07/01/2018	590	601
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	970
		47,439
Housing - 1.5%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	43	43
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B (AMT)
5.550%, 07/01/2024	125	126
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,870
Worthington Housing Authority, Meadows Worthington Project, Series A
5.000%, 11/01/2017	1,000	930
		2,969
Lease Revenue - 2.5%
Andover Economic Development Authority Public Facilities Lease Revenue, Community Center, Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 (c)	1,225	1,307
Pine County Housing & Redevelopment Authority, Series A
4.500%, 02/01/2016	465	471
4.500%, 02/01/2017	385	387
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	200	204
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,519
		4,888
Miscellaneous - 1.1%
Minnesota State Retirement Systems Building
5.450%, 06/01/2012	550	579
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,519
		2,098
Recreational Facility Authority - 0.9%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
6.875%, 08/01/2010 (a)	1,685	1,758

Revolving Funds - 1.1%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 (a)	2,000	2,062

Tax Revenue - 1.6%
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	926
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	983
5.300%, 02/01/2021	570	519
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	785	778
		3,206
Transportation - 7.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	1,000	1,029
5.000%, 01/01/2020	2,200	2,253
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	2,131
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	3,002
5.625%, 01/01/2014	1,000	1,020
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 (a)	3,095	3,307
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	1,007
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/2013	1,250	1,338
		15,087
Utilities - 11.3%
Chaska Electric, Series A
5.600%, 10/01/2008	680	689
5.650%, 10/01/2009	720	745
5.650%, 10/01/2010	760	802
4.200%, 10/01/2015	1,000	1,018
Cohasset Pollution Control, Allete Project (RAAI)
4.950%, 07/01/2022	2,230	2,204
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	411
5.250%, 10/01/2022	1,000	1,034
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2019 (d)	1,000	1,057
5.000%, 01/01/2021 (d)	2,000	2,072
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2013	380	406
5.000%, 01/01/2017	460	490
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2016	500	538
Rochester Electric Utility, Pre-refunded 12/01/2010 @ 100
5.000%, 12/01/2016 (a)	1,150	1,225
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	300
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,302
5.250%, 01/01/2014	2,000	2,172
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.690%, 01/01/2020 (e)	3,500	2,030
4.830%, 01/01/2021 (e)	5,000	2,721
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,033
		22,249
Total Revenue Bonds		125,917

General Obligations - 32.7%
Anoka County Capital Improvements, Series A
4.100%, 02/01/2018	610	617
5.000%, 02/01/2020	1,000	1,064
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	2,023
Anoka County, Series D
5.000%, 02/01/2024	500	514
Anoka-Hennepin Independent School District #11 (MSDCEP)
5.000%, 02/01/2014	2,000	2,105
Anoka-Hennepin Independent School District #11, Series A (MSDCEP)
5.000%, 02/01/2012	1,000	1,059
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 (c)	600	632
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.250%, 02/01/2020 (d)	1,200	1,204
Centennial Independent School District #12, Series A, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (c)	1,040	1,110
Chaska Independent School District #112, Series A (MBIA) (MSDCEP)
4.250%, 02/01/2019	1,000	1,015
Chatfield Independent School District #227, Series A (FSA) (MSDCEP)
4.000%, 02/01/2018	450	454
4.500%, 02/01/2026	250	243
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,047
Dakota County Community Development Agency, Senior Housing Facilities, Series A
4.375%, 01/01/2019	510	519
4.500%, 01/01/2020	215	214
Dassel Cokato Independent School District #466, Series A (MSDCEP)
4.000%, 03/01/2014	300	315
Duluth Independent School District #709, Series A (FSA) (MSDCEP)
4.250%, 02/01/2022	1,750	1,727
Lakeville Independent School District #194 (MSDCEP)
5.000%, 02/01/2016	2,000	2,038
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 (c)	2,435	2,611
Metropolitan Council Waste Water, Series C
4.000%, 03/01/2019	1,000	1,004
Minneapolis Special School District #001 (MSDCEP)
4.000%, 02/01/2018	1,135	1,150
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 (c)	3,450	3,691
5.000%, 04/01/2016 (c)	2,510	2,685
Mounds View Independent School District #621, Series A (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,427
5.000%, 02/01/2019	2,565	2,659
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,000	1,052
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 (c)	1,000	1,066
5.350%, 02/01/2016 (c)	1,000	1,068
Northfield Independent School District #659 (MSDCEP)
5.000%, 02/01/2015	1,295	1,372
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 (c)	500	536
Perham (AMT)
5.850%, 05/01/2015	1,205	1,253
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 (c)	1,095	1,132
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,791
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,046
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	1,000	1,056
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	1,057
Ramsey County, Series D
5.000%, 02/01/2014	2,000	2,198
Rochester Independent School District #535, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2015 (c)	1,595	1,691
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,159
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
3.074%, 02/01/2013 (c) (e)	1,055	865
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
3.074%, 02/01/2012 (c) (e)	1,790	1,554
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,095
St. Cloud Library Sales Tax, Series B (FSA)
4.000%, 02/01/2018	1,000	1,006
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 (c)	1,000	1,025
5.600%, 02/01/2015 (c)	725	745
St. Michael Independent School District #885, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (c)	1,690	1,803
5.000%, 02/01/2017 (c)	1,000	1,067
Stillwater Independent School District #834 (MSDCEP)
4.750%, 02/01/2011	2,140	2,177
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	401
Wright County Jail, Series A (MCCEP)
4.500%, 12/01/2020	640	657
Zumbrota-Mazeppa Independent School District #2805, Series A (MSDCEP)
4.000%, 02/01/2019	200	200
		64,199
Certificate of Participation - 0.5%
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,013

Total Municipal Bonds
(Cost $187,081)		191,129

Short-Term Investment - 2.2%	SHARES
Federated Minnesota Municipal Cash Trust
(Cost $4,393)	4,393,383	4,393

Total Investments (f) - 99.6%
(Cost $191,474)		195,522
Other Assets and Liabilities, Net - 0.4%		785
Total Net Assets - 100.0%		$196,307

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(d)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $4,297 or 2.2% of total net assets.
(e)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(f)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $191,474.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 5,891
	Gross unrealized depreciation	(1,843)
	Net unrealized appreciation	$ 4,048

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $10,279, which represents 5.2% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MCCEP - Minnesota County Credit Enhancement Program
MSDCEP - Minnesota School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 95.9%
Revenue Bonds - 85.2%
Continuing Care Retirement Communities - 3.1%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	$1,750	$1,572
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,750	1,683
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	1,275	1,079
Prior Lake Senior Housing Revenue, Shepherds Path, Series B
5.700%, 08/01/2036	1,000	916
		5,250
Economic Development - 2.4%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	500
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
7.250%, 08/01/2020	1,000	1,025
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
7.250%, 08/01/2020	1,385	1,419
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,120	1,147
		4,091
Education - 3.5%
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Pre-refunded 05/01/2010 @ 100
6.625%, 05/01/2020 (a)	1,000	1,085
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	1,750	1,658
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T
5.750%, 01/01/2013	355	356
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	665
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	2,008
		5,772
Healthcare - 27.5%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,286
Cuyuna Range Hospital District
5.000%, 06/01/2029	3,150	2,834
5.500%, 06/01/2035	350	332
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2028 (a)	1,065	1,182
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2031	2,000	1,732
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101
7.500%, 04/01/2031 (a)	1,700	1,933
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,841
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,355
5.250%, 05/01/2025	1,000	986
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	314
5.850%, 11/01/2023	875	898
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	944
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 (a)	1,500	1,690
5.750%, 11/15/2032 (a)	2,400	2,679
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	129
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	3,875	4,293
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	989
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	1,003
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,591
Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	2,460
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,840
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 (a)	2,000	2,259
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2012	2,500	2,667
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,325	2,025
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2026	2,000	1,867
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	770
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	500
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.875%, 05/01/2030	900	852
St. Paul Port Authority, HealthEast Midway Campus, Series B
6.000%, 05/01/2030	1,800	1,734
Winona Health Care Facilities, Series A
6.000%, 07/01/2034	1,000	1,011
		45,996
Housing - 14.8%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	689
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,033
Eden Prairie Multifamily Housing, Preserve Place (GNMA)
5.500%, 01/20/2018	500	509
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	2,015
Hopkins Elderly Housing, St. Theresa Project, Series A (FHA) (GNMA)
5.600%, 11/20/2017	500	510
Hopkins Multifamily Housing, Renaissance Project
6.250%, 04/01/2015	500	506
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	1,959
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	990	886
Minneapolis Housing Revenue, Keeler Apartments, Series A
5.000%, 10/01/2037	1,350	1,040
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA)
5.200%, 10/20/2048	875	786
Minnesota State Housing Finance Agency, Residential Housing, Series B (AMT)
4.750%, 07/01/2026	1,000	924
5.650%, 07/01/2033	715	711
Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	1,380	1,312
Minnesota State Housing Finance Agency, Residential Housing, Series D (AMT)
4.700%, 07/01/2027	3,465	3,104
Minnesota State Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,360	2,280
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	345	361
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,432
Pine City Health Care & Housing Revenue, North Branch, Series A (GNMA)
5.000%, 10/20/2047	550	509
St. Louis Park, Multifamily Housing, Park Ridge Apartments (FHA) (GNMA)
5.250%, 11/01/2020	500	507
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
5.250%, 10/01/2042	1,100	913
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,029
Worthington Housing Authority, Meadows Worthington Project, Series A
5.375%, 05/01/2037	880	748
		24,763
Lease Revenue - 5.5%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.500%, 02/01/2026	1,000	995
4.625%, 02/01/2032	585	582
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A
4.900%, 02/01/2015	850	866
5.000%, 02/01/2016	895	911
5.100%, 02/01/2017	900	915
Pine County Housing & Redevelopment Authority, Series A
5.000%, 02/01/2028	1,000	978
5.000%, 02/01/2031	1,890	1,808
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,000	2,124
		9,179
Miscellaneous - 3.1%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	920	925
Minnesota State Retirement Systems Building
5.875%, 06/01/2027	3,000	3,117
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,144
		5,186
Recreational Facility Authority - 2.4%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	2,001
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
7.375%, 08/01/2029 (a)	2,000	2,097
		4,098
Tax Revenue - 1.0%
Duluth Economic Development Authority
8.000%, 08/01/2008	50	52
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	366
5.750%, 02/01/2027	300	278
St. Anthony Housing & Redevelopment Authority, Silver Lake Village
5.625%, 02/01/2031	1,000	901
		1,597
Transportation - 5.8%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (AMBAC)
5.000%, 01/01/2017	1,000	1,068
5.000%, 01/01/2019	3,250	3,402
5.000%, 01/01/2020	5,000	5,183
		9,653
Utilities - 16.1%
Chaska Electric, Series A
6.100%, 10/01/2030	45	47
Minnesota Public Facilities Authority, Clean Water, Series B
5.000%, 03/01/2018	2,000	2,189
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2021 (b)	1,000	1,036
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2026	2,000	2,009
Puerto Rico Electric Power Authority, Series SS (MBIA)
5.000%, 07/01/2024	2,000	2,014
Rochester Electric Utility, Series C
5.000%, 12/01/2030	1,500	1,509
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.560%, 01/01/2019 (c)	4,000	2,463
4.830%, 01/01/2021 (c)	5,000	2,721
5.040%, 01/01/2023 (c)	3,000	1,440
5.140%, 01/01/2024 (c)	11,000	4,946
5.210%, 01/01/2025 (c)	4,250	1,796
5.270%, 01/01/2026 (c)	6,300	2,502
5.280%, 01/01/2027 (c)	3,000	1,129
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	582
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/2016 (d)	410	559
		26,942
Total Revenue Bonds		142,527

General Obligations - 10.7%
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.500%, 02/01/2022 (b)	1,430	1,436
4.625%, 02/01/2023 (b)	1,500	1,510
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/2025 (e)	1,000	1,082
Metropolitan Council Waste Water, Series C
5.000%, 03/01/2020	1,500	1,595
Minneapolis Sports Arena
5.100%, 04/01/2013	500	501
5.100%, 10/01/2013	250	251
Minnesota State
5.000%, 08/01/2010	2,000	2,098
5.000%, 08/01/2013	2,000	2,195
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,527
Rochester Wastewater, Series A
4.125%, 12/01/2023	2,285	2,179
Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP)
5.750%, 02/01/2023 (e)	2,000	2,158
St. Michael Independent School District #885, Series A (MSDCEP)
4.000%, 02/01/2017	1,310	1,336
		17,868
Total Municipal Bonds
(Cost $163,215)		160,395

Short-Term Investment - 5.5%	SHARES
Federated Minnesota Municipal Cash Trust
(Cost $9,175)	9,174,668	9,175
Total Investments (f) - 101.4%
(Cost $172,390)		169,570
Other Assets and Liabilities, Net - (1.4)%		(2,383)
Total Net Assets - 100.0%		$167,187

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

(b)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $3,949, or 2.4% of total net assets.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(d)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(e)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(f)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $172,390.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,668
	Gross unrealized depreciation	(6,488)
	Net unrealized depreciation	$ (2,820)

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $19,956, which represents 11.9% of total net assets.
COMGTY - Commonwealth Guaranty
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MSDCEP - Minnesota School District Credit Enhancement Program

Schedule of Investments March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.9%
Revenue Bonds - 79.7%
Continuing Care Retirement Communities - 4.2%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$1,954
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	442
Lee's Summit Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A
5.000%, 08/15/2014	1,035	1,054
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,412
St. Louis County Industrial Development Authority, Friendship Village West, Series A
5.500%, 09/01/2028	2,000	1,813
		6,675
Education - 5.4%
Lincoln University Auxiliary System Revenue (AGTY)
5.125%, 06/01/2037	1,000	993
Missouri State Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,217
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,628
Missouri State Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,563
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Pre-refunded 06/15/2011 @ 100
5.125%, 06/15/2041 (a)	2,150	2,313
		8,714
Healthcare - 13.9%
Boone County Hospital
5.050%, 08/01/2020	1,200	1,202
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital
5.625%, 06/01/2022	245	243
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital, Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 (a)	1,255	1,385
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	887
Cass County Hospital Revenue
5.500%, 05/01/2027	2,000	1,883
Clinton County Industrial Development Authority, Health Facilities Revenue, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	778
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,348
5.000%, 03/01/2022	1,000	961
Hermann Area Hospital District Revenue
5.100%, 09/01/2031	1,000	805
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	2,003
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
8.080%, 08/15/2029 (b)	500	500
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 (c)	3,310	3,802
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,306
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	532
Missouri State Health & Educational Facilities Authority, SSM Health, Series B (MBIA)
5.000%, 06/01/2018	445	450
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	848
St. Louis County Industrial Development Authority, Ranken-Jordan Project
4.250%, 11/15/2014	125	115
5.000%, 11/15/2027	670	553
5.000%, 11/15/2035	1,300	1,033
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 (a)	500	588
		22,222
Housing - 4.2%
Missouri State Housing Development Commission, Homeownership Loan Program, Series A1 (AMT) (FNMA) (FHLMC) (GNMA)
5.300%, 03/01/2039	675	631
Missouri State Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	2,380	2,116
Missouri State Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	1,000	898
Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
5.000%, 05/01/2027	1,900	1,733
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,401
		6,779
Lease Revenue - 15.7%
Clay County, Public Building Authority (FSA)
5.125%, 05/15/2014	2,000	2,006
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC)
5.610%, 04/15/2027 (d)	2,000	698
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT)
4.750%, 09/01/2028	4,000	3,339
Missouri State Board of Public Buildings, Series A
5.000%, 10/15/2027	1,000	1,007
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A
5.000%, 05/01/2017	1,000	1,054
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MBIA)
5.000%, 05/01/2023	2,000	2,024
5.000%, 05/01/2024	5,130	5,176
5.125%, 05/01/2026	5,000	5,046
Missouri State Development Finance Board, Branson, Series A
5.000%, 12/01/2017	1,000	1,001
5.375%, 12/01/2022	750	733
Missouri State Development Finance Board, Independence Crackerneck Creek Project, Series B
5.000%, 03/01/2025	1,000	929
Springfield Public Building, Capital Improvement Project (AMBAC)
5.000%, 03/01/2024	2,000	2,022
		25,035
Miscellaneous - 2.3%
Kennett Industrial Development Authority, Manac Trailers USA Project (LOC: Region's Bank) (AMT)
4.250%, 03/01/2022	1,500	1,359
4.250%, 03/01/2024	500	440
Missouri State Development Financial Board, Eastland Center Project, Series A
4.250%, 04/01/2015	1,010	1,004
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	877
		3,680
Revolving Funds - 11.2%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 (a)	1,875	2,005
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A
4.750%, 07/01/2020	2,000	2,092
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program
5.500%, 07/01/2016	620	655
4.375%, 01/01/2028	500	467
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water
5.250%, 01/01/2015	2,180	2,243
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/2016	2,000	2,267
4.750%, 07/01/2023	410	418
5.000%, 07/01/2023	6,655	6,790
4.750%, 07/01/2025	1,000	1,009
		17,946
Tax Revenue - 8.8%
Belton Increment Tax Revenue, Town Center Project
5.500%, 03/01/2020	250	235
5.625%, 03/01/2025	600	539
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project
5.500%, 06/01/2029	1,000	858
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,047
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	332
4.500%, 11/01/2022	715	667
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	1,781
Jackson County Harry Truman Sports Complex (AMBAC)
5.000%, 12/01/2028	3,000	3,029
Kansas City Tax Increment Financing Commission, Maincor Project, Series A
5.250%, 03/01/2018	500	478
Missouri State Development Finance Board, Independence Centerpoint Project, Series E
5.125%, 04/01/2025	1,000	993
Osage Beach Tax Increment Revenue, Prewitt's Point Project
5.000%, 05/01/2023	1,455	1,253
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	970
Riverside Tax Increment Revenue, L-385 Levee Project
5.250%, 05/01/2020	1,000	991
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project
5.375%, 11/01/2023	1,000	915
		14,088
Transportation - 6.4%
Missouri State Highways & Transportation Commission
4.750%, 05/01/2027	360	359
Missouri State Highways & Transportation, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 (a)	5,000	5,366
Missouri State Highways & Transportation, Series A, Pre-refunded 02/01/2012 @ 100
5.000%, 02/01/2022 (a)	3,225	3,473
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	1,021
		10,219
Utilities - 7.6%
Columbia Electric Utility Improvement, Series A
5.000%, 10/01/2021	400	416
5.000%, 10/01/2023	445	458
5.125%, 10/01/2030	500	506
Kansas City Water, Series B
5.000%, 12/01/2016	2,200	2,215
Metropolitan St. Louis Sewer District, Wastewater Systems Revenue, Series A (MBIA)
5.000%, 05/01/2023	1,075	1,101
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,597
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Iatan 2 Project, Series A (AMBAC)
5.000%, 01/01/2028	1,000	1,000
Missouri State Development Finance Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	1,013
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	1,982
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2028	1,000	1,002
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	498
4.750%, 04/01/2021	390	385
		12,173
Total Revenue Bonds		127,531

General Obligations - 11.7%
Cass County School District #R-9, Harrisonville (MBIA) (MDDP)
4.500%, 03/01/2019	1,000	1,029
Jefferson City School District, Series A, Escrowed to Maturity (MDDP)
6.700%, 03/01/2011 (c)	775	829
Ladue School District
5.000%, 03/01/2023	1,500	1,550
Missouri State Water Pollution Control, Series A
4.250%, 12/01/2023	175	170
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2019	500	540
5.000%, 03/01/2022	1,000	1,046
Platte County School District #R-3 (MBIA)
5.000%, 03/01/2024	685	698
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 (FSA)
5.500%, 08/01/2023 (a)	3,000	3,176
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	676
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,220	1,347
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,290
St. Louis County
5.000%, 02/01/2012	2,000	2,162
St. Louis County Public Safety, Pre-refunded 08/15/2009 @ 100 (FGIC)
5.125%, 02/15/2017 (a)	3,000	3,127
Total General Obligations		18,640

Certificates of Participation - 7.5%
Belton Refunding & Improvement (MBIA)
4.375%, 03/01/2019	500	499
4.500%, 03/01/2022	500	489
Cottleville
5.125%, 08/01/2026	200	189
5.250%, 08/01/2031	1,700	1,595
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	538
4.500%, 03/01/2018	445	461
Missouri School Boards Association, Liberty Public School District #53 (FSA)
5.250%, 03/01/2025	1,015	1,056
Ozark R-6 School District Lease (FSA)
5.000%, 09/01/2025	2,165	2,188
St. Charles County Public Water Supply District #2
5.250%, 12/01/2034 (e)	1,000	989
Texas County Justice Center Project (AGTY)
4.500%, 12/01/2025	3,660	3,384
Union, Series A
5.200%, 07/01/2023	520	529
Total Certificates of Participation		11,917
Total Municipal Bonds
(Cost $159,227)		158,088

Short-Term Investment - 0.9%	SHARES
First American Tax Free Obligations Fund, Class Z (f)
(Cost $1,419)	1,418,417	1,419

Total Investments (g) - 99.8%
(Cost $160,646)		159,507
Other Assets and Liabilities, Net - 0.2%		397
Total Net Assets - 100.0%		$159,904

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
(b)	Auction rate security. The coupon rate shown represents the rate as of March 31, 2008.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(e)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $990 or 0.6% of total net assets.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $160,646.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,639
	Gross unrealized depreciation	(4,778)
	Net unrealized depreciation	$ (1,139)

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $9,660, which represents 6.0% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MDDP - Missouri Direct Deposit Program
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.7%
Revenue Bonds - 73.0%
Continuing Care Retirement Communities - 3.0%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$91
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	233
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	183
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	563
		1,070

Education - 20.7%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	575	493
Nebraska Educational Finance Authority, Concordia University Project
5.350%, 12/15/2018	650	652
Nebraska Educational Finance Authority, Midland Lutheran College Project
5.200%, 10/01/2020	350	338
Nebraska Educational Finance Authority, Wesleyan University Project (RAAI)
5.000%, 04/01/2017	605	612
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,121
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	528
University of Nebraska, Kearney Student Fees
5.000%, 07/01/2030	500	499
University of Nebraska, Lincoln Memorial Stadium Project, Series A
5.000%, 11/01/2015	500	531
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	766
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033 (a)	1,000	991
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	344
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	510
		7,385

Healthcare - 19.4%
Douglas County Hospital Authority #2, Girls & Boys Town Project
4.500%, 09/01/2030	1,000	899
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/2016	700	736
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	600	514
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	575
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.500%, 10/01/2033	275	251
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	200	182
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Pre-refunded 06/01/2011 @ 100
(AMBAC)
5.000%, 06/01/2019 (b)	500	536
Madison County Hospital Authority #1, Faith Regional Health Services Project (RAAI)
5.500%, 07/01/2021	1,000	1,013
Nebraska Investment Finance Authority, Great Plains Regional Medical Center (RAAI)
5.200%, 11/15/2016	250	253
5.300%, 11/15/2017	805	816
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	150	130
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	676
University of Alabama at Birmingham, Hospital Revenue, Series A
4.500%, 09/01/2031	400	339
		6,920

Housing - 3.0%
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	475	447
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	625	631
		1,078

Miscellaneous - 2.1%
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Project (AMT)
4.850%, 04/01/2035	500	450
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	300	313
		763

Recreational Facility Authority - 6.8%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,336
Omaha Convention Hotel Corporation, Series A, Pre-refunded 04/01/2012 @ 100 (AMBAC)
5.125%, 04/01/2026 (b)	1,000	1,085
		2,421

Revolving Funds - 1.6%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund
5.150%, 01/01/2016	580	585

Tax Revenue - 2.4%
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	502
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	400	362
		864

Utilities - 14.0%
Alliance Electrical Systems (AMBAC)
5.000%, 12/15/2014	260	261
5.100%, 12/15/2015	460	462
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	336
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	500	479
Cuming County Public Power District Electric Systems
3.900%, 12/01/2014	130	131
Grand Island Electrical Systems (MBIA)
5.125%, 08/15/2016	750	790
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	264
Lincoln Electrical Systems
5.000%, 09/01/2026	250	253
Lincoln Electrical Systems, Pre-refunded 09/01/2011 @ 100
5.000%, 09/01/2015 (b)	500	539
Omaha Public Power District, Nebraska City, Series A (AMBAC)
4.550%, 02/01/2026	750	715
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	500	505
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	249
		4,984
Total Revenue Bonds		26,070

General Obligations - 22.1%
Brown County
4.350%, 06/15/2026	200	201
4.700%, 12/15/2026	400	402
Douglas County School District #010, Elkhorn Public Schools (FSA)
4.625%, 07/15/2023	1,000	1,001
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	897
Hayes County School District #79
4.550%, 11/15/2022	170	171
4.600%, 11/15/2023	180	181
La Vista
4.800%, 12/15/2026	345	348
La Vista, Off-Street Parking
4.700%, 04/15/2025	500	478
Lancaster County School District #1, Lincoln Public Schools
5.000%, 01/15/2017	750	800
5.250%, 07/15/2019	220	228
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	750	723
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	526
5.100%, 05/01/2020	300	310
Saunders County (FSA)
5.000%, 11/01/2030	650	645
Scotts Bluff County
4.550%, 01/15/2026	500	506
4.500%, 01/15/2031	500	496
Total General Obligations		7,913

Certificates of Participation - 3.6%
Western Nebraska Community College
4.700%, 10/15/2010	295	296
4.800%, 10/15/2011	195	195
4.900%, 10/15/2012	250	250
5.000%, 10/15/2013	300	301
5.100%, 10/15/2014	250	250
Total Certificates of Participation		1,292
Total Municipal Bonds
(Cost $35,418)		35,275
Short-Term Investment - 3.1%	SHARES
First American Tax Free Obligations Fund, Class Z (c)
(Cost $1,114)	1,113,595	1,114
Total Investments (d) - 101.8%
(Cost $36,532)		36,389
Other Assets and Liabilities, Net - (1.8)%		(648)
Total Net Assets - 100.0%		$35,741

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $978 or 2.7% of total net assets.
(b)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor for this fund.
(d)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $36,532.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 697
	Gross unrealized depreciation	(840)
	Net unrealized depreciation	$ (143)

AGTY -	Assured Guaranty
AMBAC-	American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $1,210, which represents 3.4% of total net assets.
FSA-	Financial Security Assurance
GNMA-	Government National Mortgage Association
MBIA-	Municipal Bond Insurance Association
RAAI-	Radian Asset Assurance Inc.

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 99.2%
Revenue Bonds - 58.6%
Continuing Care Retirement Communities - 4.1%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	$800	$729
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	498
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	369
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	339
		1,935
Education - 15.0%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	240
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	792
Ohio State Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	410
Ohio State Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,023
Ohio State Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	959
Ohio State Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	991
Ohio State Higher Educational Facilities, Wittenburg University Project
5.000%, 12/01/2024	505	474
Ohio State Higher Educational Facilities, Xavier University Project, Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016	1,000	1,054
University of Cincinnati, Series A (FGIC)
5.500%, 06/01/2014	1,000	1,074
		7,017
Healthcare - 9.3%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	833
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A
5.500%, 08/15/2022	500	508
Fairfield County Hospital Facilities, Fairfield Medical Center (RAAI)
5.000%, 06/15/2022	500	489
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	379
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
8.080%, 08/15/2029 (a)	400	400
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,250	1,196
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	600	548
		4,353
Housing - 4.1%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, (AMT) (FNMA) (GNMA)
5.000%, 09/01/2017 (b)	1,000	995
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	1,000	933
		1,928
Lease Revenue - 5.8%
Cleveland-Cuyahoga County Port Authority, Rita Project (RAAI)
5.000%, 11/15/2019	750	753
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	500	531
Riversouth Authority Revenue, Lazarus Building Redevelopment, Series A
5.750%, 12/01/2027	400	378
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A
5.250%, 12/01/2017	1,000	1,070
		2,732
Miscellaneous - 2.2%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,028

Revolving Fund - 2.3%
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 (c)	1,000	1,085

Tax Revenue - 1.2%
Buckeye Tobacco Settlement, Series A-2
5.875%, 06/01/2030	200	186
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	390
		576
Transportation - 2.1%
Columbus Regional Airport Authority (MBIA)
5.000%, 01/01/2028	1,000	996

Utilities - 12.5%
Columbus Sewer System, Series A
4.250%, 06/01/2030	1,000	884
Hamilton County Sewer System, Metropolitan Sewer District, Series A (MBIA)
5.000%, 12/01/2026	930	945
Hamilton Electric Systems, Series A (FSA)
4.300%, 10/15/2016	1,000	1,046
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,079
Northeast Ohio Regional Sewer District, Wastewater Revenue (MBIA)
4.500%, 11/15/2037	1,000	897
Ohio State Water Development Authority, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 (d)	1,000	1,004
		5,855
Total Revenue Bonds		27,505

General Obligations - 40.6%
Cincinnati, Pre-refunded 12/01/2011 @ 100
5.000%, 12/01/2016 (c)	1,000	1,082
5.000%, 12/01/2017 (c)	1,000	1,082
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019	535	586
5.250%, 12/01/2027	380	397
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	500	534
Franklin County
4.500%, 12/01/2027	690	669
Gahanna (MBIA)
5.000%, 12/01/2027	400	405
Greene County, General Infrastructure (AMBAC)
5.250%, 12/01/2026	1,000	1,035
Hubbard Village School District, Classroom Facilities Improvement (CIFG)
4.250%, 12/01/2027	750	666
Ohio State Common Schools, Series A
5.125%, 09/15/2022	1,000	1,037
Ohio State Higher Education, Series A
5.000%, 02/01/2019	1,000	1,029
5.000%, 08/01/2022	1,000	1,032
Ohio State Higher Education, Series B
5.000%, 11/01/2015	1,000	1,063
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,127
Ohio State Parks & Recreational Facilities, Series II-A (FSA)
5.250%, 02/01/2020	1,000	1,077
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	272
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	1,000	948
Sidney City School District (FGIC)
4.375%, 12/01/2027	1,005	913
Solon
5.000%, 12/01/2021	1,000	1,032
Springfield City School District, Pre-refunded 12/01/2011 @ 102 (FGIC)
5.200%, 12/01/2023 (c)	1,000	1,107
St. Marys City School District, Construction & Improvement (FSA) (OSDCEP)
5.000%, 12/01/2028	900	909
Toledo City School District, School Facilities Improvement (FSA) (OSDCEP)
5.000%, 12/01/2014	1,000	1,089
Total General Obligations		16,341
Total Municipal Bonds
(Cost $46,861)		43,846

Short-Term Investment - 1.8%	SHARES
Federated Ohio Municipal Cash Trust
(Cost $835)	835,016	835
Total Investments (e) - 101.0%
(Cost $47,696)		44,681
Other Assets and Liabilities, Net - (1.0)%		(455)
Total Net Assets - 100.0%		$46,976

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March. 31, 2008, the fund held no fair valued securities.

(a)	Auction rate security. The coupon rate shown represents the rate as of March 31, 2008.
(b)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $993 or 2.1% of total net assets.
(c)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

(d)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(e)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $47,696.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 921
	Gross unrealized depreciation	(1,186)
	Net unrealized depreciation	$ (265)

AMBAC - American Municipal Bond Assurance Corporation
AMT- Alternative Minimum Tax. As of March 31, 2008 the aggregate market value of securities subject to the AMT was $1,928, which represents 4.1% of total net assets.
CIFG - CDC IXIS Financial Guaranty
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Corporation
OSDCEP - Ohio School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 98.9%
Revenue Bonds - 41.7%
Continuing Care Retirement Communities - 3.8%
Clackamas County Hospital Facilities Authority, Mary's Woods, Series A, Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 (a)	$1,000	$1,068
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	1,000	871
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,200	1,061
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	867
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	891
		4,758
Education - 6.4%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	3,130	3,089
Multnomah County Educational Facilities, University of Portland, Pre-refunded 04/01/2010 @ 100
5.700%, 04/01/2015 (a)	1,000	1,064
Oregon State Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	978
Oregon State Facilities Authority, University of Portland Project, Series A
4.500%, 04/01/2021	2,000	1,918
Oregon State Facilities Authority, Willamette University Projects, Series A
4.300%, 10/01/2021	1,085	1,029
		8,078
Healthcare - 7.8%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,079
5.375%, 02/15/2012	1,000	1,039
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	2,025	2,059
Medford Hospital Facilities Authority, Asante Health Systems, Series A (MBIA)
5.250%, 08/15/2011	325	331
5.375%, 08/15/2012	320	326
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
8.080%, 08/15/2029 (b)	1,250	1,250
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	1,019
Salem Hospital Facilities Authority, Salem Hospital Project, Series A
5.000%, 08/15/2027	1,000	964
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	732
		9,799
Housing - 1.3%
Oregon State Housing & Community Services, Series A
6.000%, 07/01/2016	5	5
6.400%, 07/01/2018	205	208
Oregon State Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	275	282
Oregon State Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	290	286
Portland Housing Authority, Pearl Court Project (AMT)
4.000%, 01/01/2011	230	233
4.100%, 01/01/2013	145	145
4.150%, 01/01/2014	200	198
4.200%, 01/01/2015	270	266
		1,623
Lease Revenue - 0.8%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,042

Recreational Facility Authority - 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,063

Tax Revenue - 1.9%
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,062
Oregon State Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,091
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	287
		2,440
Transportation - 8.2%
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 (a)	2,260	2,413
Oregon State Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2024	1,325	1,359
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 (a)	1,000	1,113
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2014 @ 100
5.000%, 11/15/2020 (a)	1,085	1,198
Port Morrow
4.875%, 06/01/2020	1,000	921
Portland International Airport, Series 12-A (FGIC)
5.250%, 07/01/2011	1,165	1,194
5.250%, 07/01/2012	2,000	2,044
		10,242
Utilities - 10.6%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,307
4.800%, 08/01/2013	690	695
Lane County Metropolitan Wastewater Management (FGIC)
5.000%, 11/01/2021	820	837
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,485
4.800%, 06/01/2010	400	406
Portland Water Systems, Second Lien, Series A (MBIA)
4.375%, 10/01/2024	1,000	966
Portland Sewer Systems, Second Lien, Series B (MBIA)
5.000%, 06/15/2023	2,000	2,057
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	1,500	1,515
Washington County Clean Water Services (FGIC)
5.125%, 10/01/2014	1,790	1,891
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,101
		13,260
Total Revenue Bonds		52,305

General Obligations - 54.7%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 (c)	2,170	2,433
Clackamas Community College District (MBIA)
5.000%, 05/01/2019	1,145	1,220
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	216
Clackamas County School District #12, North Clackamas, Convertible CABs, Deferred Interest, Series B (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 (d)	3,135	2,777
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,076
5.000%, 06/15/2021	1,305	1,371
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 (a)	1,835	1,959
Clackamas County School District #115, Series B (MBIA) (SBG)
4.500%, 06/15/2021	1,975	1,989
The Dalles
4.000%, 06/01/2017	130	134
4.000%, 06/01/2018	140	144
4.000%, 06/01/2019	175	179
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,355
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
5.240%, 06/15/2021 (e)	1,000	505
Deschutes & Jefferson Counties School District #6, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 (a)	1,725	1,877
Deschutes County (FSA)
5.000%, 12/01/2014	1,755	1,888
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,097
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,164
Josephine County Unit School District, Three Rivers (FGIC) (SBG)
5.000%, 12/15/2019	1,000	1,073
Lane County School District #19, Springfield, Zero Coupon Bond (FSA) (SBG)
5.628%, 06/15/2024 (e)	2,055	836
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,175
Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 (a)	1,285	1,368
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 (a)	1,000	1,125
Marion & Clackamas Counties School District #4J, Silver Falls (MBIA) (SBG)
4.500%, 06/15/2022	1,305	1,297
McMinnville School District #40 (FSA)
5.500%, 06/15/2013	1,000	1,118
Metro
5.250%, 09/01/2014	1,000	1,072
5.000%, 06/01/2020	1,635	1,754
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 (a)	1,000	1,092
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 (a)	1,780	1,937
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,117
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
4.628%, 06/01/2016 (e)	1,000	688
North Lincoln Fire & Rescue District #1 (FSA)
4.250%, 02/01/2018	125	132
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	463
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 (a)	1,375	1,490
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,086
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,046
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2021	1,000	989
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,019
Salem-Keizer School District #24-J, Pre-refunded 06/01/2008 @ 100 (FSA)
5.100%, 06/01/2012 (a)	2,000	2,011
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A
5.250%, 07/01/2012	1,000	1,038
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	962
Umatilla County School District #16-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,682
Wasco County School District #12 (FSA) (SBG)
5.500%, 06/15/2014	1,080	1,218
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.500%, 06/01/2013	1,000	1,098
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
3.969%, 06/15/2014 (e)	1,030	807
Washington Clackamas & Yamhill Counties School District #88J, Deferred Interest, Series A, Zero Coupon Bond (MBIA) (SBG)
5.696%, 06/15/2024 (e)	1,850	745
Washington County
5.000%, 06/01/2022	2,000	2,096
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2014	1,600	1,759
5.000%, 06/01/2016	1,500	1,628
Washington, Multnomah & Yamhill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,104
Washington, Multnomah & Yamhill Counties School District #1-J (MBIA)
5.000%, 06/15/2019	2,490	2,670
Washington, Multnomah & Yamhill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 (a)	1,035	1,077
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	1,260	1,409
5.250%, 06/15/2016	1,835	2,056
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2023	1,005	1,045
Total General Obligations		68,666

Certificates of Participation - 2.5%
Multnomah County
4.750%, 08/01/2011	1,685	1,712
Oregon State Department of Administrative Services, Series A (FGIC)
5.000%, 11/01/2018	1,060	1,119
Oregon State Department of Administrative Services, Series B (AMBAC)
5.000%, 11/01/2011	315	319
Total Certificates of Participation		3,150

Total Municipal Bonds
(Cost $122,545)		124,121

Short-Term Investments - 0.1%	SHARES
First American Tax Free Obligations Fund, Class Z (f)
(Cost $56)	55,774	56
Total Investments (g) - 99.0%
(Cost $122,601)		124,177
Other Assets and Liabilities, Net - 1.0%		1,307
Total Net Assets - 100.0%		$125,484

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March. 31, 2008, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

(b)	Auction rate security. The coupon rate shown represents the rate as of March 31, 2008.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $122,601.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,247
	Gross unrealized depreciation	(1,671)
	Net unrealized appreciation	$ 1,576

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $842, which represents 0.7% of total net assets.
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
SBG - School Bond Guaranty Program

Schedule of INVESTMENTS March, 31 2008 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 89.5%
Alaska - 1.2%
Revenue Bond - 1.2%
Alaska Railroad Corporation Capital Grant Receipts (FGIC)
5.000%, 08/01/2012	$1,825	$1,942

Arizona - 3.4%
Revenue Bonds - 3.4%
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2011	3,815	3,926
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2020	500	534
University Medical Center (PUFG)
5.000%, 07/01/2008	350	352
5.000%, 07/01/2009	500	508
		5,320
California - 13.1%
Revenue Bonds - 3.2%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	508
Roseville Natural Gas Financing Authority
4.000%, 02/15/2010	1,000	997
5.000%, 02/15/2012	3,500	3,534
		5,039
General Obligations - 9.9%
California State
6.000%, 08/01/2008	10,000	10,116
5.000%, 09/01/2011	5,000	5,331
		15,447
		20,486
Colorado - 1.3%
Revenue Bonds - 1.3%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	506
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	448
Colorado State Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	1,023
		1,977
Florida - 14.3%
Revenue Bonds - 14.3%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	4,000	4,182
5.250%, 07/01/2012	4,000	4,300
Florida State Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,669
South Miami Health Facilities, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,130
Tallahassee Energy Systems (MBIA)
5.000%, 10/01/2012	1,000	1,084
		22,365
Georgia - 1.4%
General Obligation - 1.4%
Georgia, Series C
5.500%, 07/01/2013	2,000	2,245

Illinois - 0.9%
Revenue Bonds - 0.9%
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.100%, 05/15/2011	1,000	975
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	488
		1,463
Indiana - 0.7%
Revenue Bond - 0.7%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	1,024

Iowa - 1.8%
Revenue Bonds - 1.8%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	1,009
Iowa Higher Education, Series A
4.910%, 05/20/2008	1,750	1,756
		2,765
Kansas - 1.6%
Revenue Bonds - 1.6%
Olathe Health Care Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,167
Olathe Health Care Facilities, Olathe Medical Center, Series A, Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,346
		2,513
Louisiana - 1.4%
Revenue Bond - 1.4%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,108

Michigan - 0.1%
Revenue Bond - 0.1%
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity
7.125%, 05/01/2009 (a)	170	174

Minnesota - 1.6%
Revenue Bonds - 1.6%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	2,015
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/01/2009 (b)	6	6
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus
5.000%, 05/01/2010	405	408
		2,429
Missouri - 3.4%
Revenue Bonds - 2.5%
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035	2,500	2,565
Osage Beach Tax Increment, Prewitt's Point Project
4.625%, 05/01/2011	1,290	1,297
		3,862
General Obligation - 0.9%
Blue Springs Neighborhood Improvements, Series A
4.125%, 03/01/2009	1,500	1,502
		5,364
Nebraska - 1.7%
Revenue Bonds - 1.7%
Douglas County Hospital Authority #002, Nebraska Medical Center (AGTY)
5.000%, 11/15/2008	1,000	1,014
Nebraska Public Power District, Series B (FSA)
5.000%, 01/01/2012	1,500	1,611
		2,625
Nevada - 3.4%
General Obligation - 3.4%
Clark County School District, Series C
5.000%, 06/15/2020	5,000	5,277

New Jersey - 1.5%
Revenue Bonds - 1.5%
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
5.000%, 07/01/2008	1,585	1,590
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (a)	775	804
		2,394
New York - 2.3%
General Obligation - 2.3%
New York, Series A
5.000%, 08/01/2011	3,435	3,651

North Carolina - 1.0%
Revenue Bond - 1.0%
North Carolina Medical Care Commission, Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2008	1,530	1,534

Ohio - 4.0%
Revenue Bonds - 4.0%
Allen County Economic Development, Young Men's Christian Association, Mandatory Put 04/14/2008 @ 100
3.000%, 04/15/2018	5,000	5,000
American Municipal Power, Series A (AGTY)
5.000%, 02/01/2009	1,250	1,263
		6,263
Oklahoma - 0.7%
Revenue Bond - 0.7%
Ponca City Utility Authority, Escrowed to Maturity
6.000%, 07/01/2008 (a)	1,110	1,122

Oregon - 10.3%
Revenue Bond - 10.3%
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	15,000	16,135

Puerto Rico - 2.7%
General Obligation - 2.7%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100
5.000%, 07/01/2018	4,250	4,274

South Carolina - 1.6%
Revenue Bonds - 1.6%
Georgetown County Pollution Control, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,520
Richland County, Series A
4.600%, 09/01/2012	1,000	990
		2,510
Tennessee - 1.0%
Revenue Bond - 1.0%
Clarksville Natural Gas Acquisition Corporation (XLCA)
5.000%, 12/15/2008	1,500	1,513

Texas - 5.6%
Revenue Bonds - 4.2%
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2009 @ 100
4.900%, 02/15/2010 (c)	1,020	1,048
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,685	2,868
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity
8.500%, 12/01/2008 (a)	190	197
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.000%, 11/01/2009	1,000	1,015
5.000%, 11/01/2010	1,500	1,526
		6,654
General Obligation - 1.4%
Texas State Water Financial Assistance, Series A
5.000%, 08/01/2012	2,000	2,171
		8,825

Virginia - 3.0%
Revenue Bond - 1.3%
Amelia County Industrial Development Authority, Solid Waste Disposal, Waste Management Project, Mandatory Put 04/01/2010 @ 100 (AGTY) (AMT)
4.800%, 04/01/2027 (d)	2,000	1,996

General Obligations - 1.7%
Fairfax County, Public Improvement, Series A (STAID)
4.000%, 04/01/2013	2,595	2,724
		4,720

Wisconsin - 4.5%
Revenue Bond - 1.3%
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,940	2,015

General Obligation - 3.2%
Milwaukee (FSA)
5.000%, 02/15/2012	4,655	5,011
		7,026

Total Municipal Bonds
(Cost $138,182)		140,044

Short-Term Investments - 10.7%	SHARES
Money Market Fund - 3.2%
First American Tax Free Obligations Fund, Class Z (e)	4,954,832	4,955

Variable Rate Demand Notes (f) - 7.5%	PAR
Colorado Springs, Pikes Peak Mental Health
2.210%, 03/15/2023	$2,300	2,300
Hennepin County, Series A (SPA)
2.100%, 12/01/2025	6,700	6,700
Milwaukee Redevelopment Authority, Yankee Hill Apartments (LOC: Wells Fargo Bank)
2.160%, 09/01/2025	2,700	2,700
		11,700
Total Short-Term Investments		16,655
(Cost $16,655)

Total Investments (g) - 100.2%
(Cost $154,837)		156,699
Other Assets and Liabilities, Net - (0.2)%		(356)
Total Net Assets - 100.0%		$156,343

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March. 31, 2008, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2008.
(c)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure timely payment of principal and interest. These bonds mature at the call date and price indicated.

(d)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $2,000, or 1.3% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(f)
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of March 31, 2008.

(g)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $154,837.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 2,118
	Gross unrealized depreciation	(256)
	Net unrealized appreciation	$ 1,862

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $4,011, which represents 2.6% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PUFG - Permanent University Fund Guarantee
SPA - Standby Purchase Agreement
STAID - State Aid Withholding
XLCA - XL Capital Assurance

Schedule of Investments March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.7%
Alabama - 0.3%
Revenue Bonds - 0.3%
Camden Industrial Development Board, Weyerhaeuser Company, Series A
6.125%, 12/01/2024	$1,000	$1,002
Camden Industrial Development Board, Weyerhaeuser Company, Series B (AMT)
6.375%, 12/01/2024	350	356
		1,358
Alaska - 1.1%
Revenue Bonds - 1.1%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,077
6.000%, 07/01/2011	4,040	4,452
		5,529
Arizona - 6.5%
Revenue Bonds - 4.5%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	3,000	3,523
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.250%, 07/01/2032	3,500	3,370
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	1,760	1,662
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	3,555	3,181
Salt River Project, Agriculture Improvement & Power District, Electric Systems, Series A
5.000%, 01/01/2027	2,500	2,548
Salt Verde Financial Corporation, Gas Revenue
5.000%, 12/01/2037	8,000	6,809
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,276
		22,369
General Obligations - 2.0%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 01/01/2009, thereafter 5.250%, 07/01/2022	6,630	6,558
Phoenix, Series B
5.000%, 07/01/2016	3,000	3,318
		9,876
		32,245
Arkansas - 0.2%
Revenue Bond - 0.2%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	903

California - 8.1%
Revenue Bonds - 2.9%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	2,500	2,106
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	4,454
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.375%, 05/01/2022 (a)	2,500	2,769
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.450%, 07/01/2026	1,050	1,048
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.450%, 07/01/2026	1,050	1,048
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,393
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	970
		14,788
General Obligations - 5.2%
California State
5.000%, 02/01/2021	1,500	1,537
4.750%, 04/01/2022	500	500
5.000%, 08/01/2022	5,000	5,089
4.500%, 08/01/2026	10,000	9,381
4.500%, 03/01/2030	10,000	9,276
		25,783
		40,571
Colorado - 3.7%
Revenue Bonds - 3.5%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,598
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 (a)	1,500	1,738
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,135
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities
5.900%, 10/01/2027	2,500	2,538
5.000%, 06/01/2029	2,000	1,836
Colorado State Health Facilities Authority, Parkview Medical Center, Pre-refunded 09/01/2011 @ 100
6.500%, 09/01/2020 (a)	1,000	1,123
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	1,500	1,501
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	1,015
Montrose Memorial Hospital
6.000%, 12/01/2028	1,000	1,001
6.000%, 12/01/2033	1,000	973
Northwest Parkway Public Highway Authority, Zero Coupon Bond, Pre-refunded 06/15/2011 @ 33.455 (AMBAC)
2.981%, 06/15/2029 (a) (b)	10,000	3,043
		17,501
General Obligation - 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	978
		18,479
Florida - 2.9%
Revenue Bonds - 2.4%
Capital Trust Agency, Fort Lauderdale Project (AMT)
5.750%, 01/01/2032	1,000	908
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	8,000	5,740
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	5,265
		11,913
Certificate of Participation - 0.5%
Palm Beach County School Board (FGIC)
5.000%, 08/01/2018	2,415	2,539
		14,452
Georgia - 1.6%
Revenue Bonds - 1.6%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,247
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,412
6.125%, 02/15/2034	2,500	2,298
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Pre-refunded 05/15/2011 @ 100
5.500%, 05/15/2031 (a)	1,000	1,075
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,067
		8,099
Idaho - 0.4%
Certificates of Participation - 0.4%
Madison County Hospital
5.250%, 09/01/2026	1,000	885
5.250%, 09/01/2030	1,000	854
		1,739
Illinois - 7.6%
Revenue Bonds - 4.5%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC)
7.500%, 08/01/2010 (c)	755	806
Illinois Financial Authority, Clare At Water Tower Project, Series A
6.000%, 05/15/2025	2,350	2,191
Illinois Financial Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	2,057
Illinois Financial Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	1,793
Illinois Financial Authority, Roosevelt University
5.500%, 04/01/2037	2,800	2,587
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,488
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	4,055
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Pre-refunded 08/15/2011 @ 101
7.375%, 08/15/2031 (a)	3,000	3,463
Illinois State Toll Highway Authority, Series A
6.300%, 01/01/2012	1,000	1,116
Northern Illinois University, Auxiliary Facilities Systems (FGIC)
5.700%, 04/01/2016	120	120
		22,676
General Obligations - 3.1%
Cook County Community School District #97, Oak Park, Series B (FGIC)
9.000%, 12/01/2011	2,235	2,683
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,368
St. Clair County (FGIC)
6.000%, 10/01/2011	2,020	2,150
		15,201
		37,877
Indiana - 2.3%
Revenue Bonds - 2.3%
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	2,437
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2012	1,000	1,092
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,526
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AGTY) (AMT)
5.100%, 01/15/2017	3,000	2,837
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	920
5.000%, 01/15/2027	775	684
		11,496
Iowa - 1.0%
Revenue Bonds - 1.0%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	1,570	1,426
Iowa Higher Education Loan Authority, Central College Project (RAAI)
5.500%, 10/01/2031	1,500	1,475
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 (c)	640	696
Xenia Rural Water District (CIFG)
4.625%, 12/01/2036	1,650	1,439
		5,036
Kansas - 0.4%
Revenue Bonds - 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	1,760

Louisiana - 1.0%
Revenue Bonds - 1.0%
Jefferson Parish, Drain Sales Tax (AMBAC)
5.000%, 11/01/2011	1,000	1,064
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 (c)	1,000	1,125
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,557
		4,746
Maryland - 2.2%
Revenue Bonds - 1.1%
Maryland State Department of Transportation
5.000%, 02/15/2016	5,000	5,499

General Obligations - 1.1%
Maryland State, Series A
5.250%, 03/01/2016	5,000	5,625
		11,124
Massachusetts - 1.1%
Revenue Bonds - 1.1%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	2,440	2,241
Massachusetts State Development Finance Agency Health Care Facilities, Adventcare, Series A
6.750%, 10/15/2037	2,850	2,619
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	855
		5,715
Michigan - 0.3%
Revenue Bond - 0.3%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A
5.250%, 07/01/2030	1,700	1,504

Minnesota - 9.3%
Revenue Bonds - 9.3%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	4,000	3,431
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	2,795	2,510
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	941
5.000%, 06/01/2029	1,500	1,350
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2033 (a)	3,500	3,884
Maple Grove Health Care System, Maple Grove Hospital
4.625%, 05/01/2033	2,000	1,681
Minneapolis Healthcare System, Fairview Health Services, Series A, Pre-refunded 05/15/2012 @ 101
5.625%, 05/15/2032 (a)	7,000	7,762
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	98
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	2,905	3,218
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	2,995	3,005
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	920
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA)
5.140%, 01/01/2024 (b)	2,145	964
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	4,500	4,697
St. Paul Housing & Redevelopment Authority, Health Care Facilities, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,400
5.250%, 05/15/2036	3,900	3,433
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	1,004
6.000%, 11/15/2025	2,000	1,955
St. Paul Sales Tax, Series B (XLCA)
5.650%, 11/01/2017	2,290	2,367
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	2,000	1,846
		46,466
Missouri - 2.2%
Revenue Bonds - 2.2%
Bi-State Development Agency, Missouri Illinois Metropolitan District, St. Clair County Metrolink Project (FSA)
5.250%, 07/01/2027	3,185	3,299
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities (AMT)
4.875%, 03/01/2032	8,000	6,864
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	877
		11,040
Montana - 1.1%
Revenue Bonds - 1.1%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	3,500	3,248
Montana Facilities Financial Authority, Senior Living St. John's Lutheran, Series A
6.125%, 05/15/2036	2,500	2,338
		5,586
Nebraska - 3.7%
Revenue Bonds - 3.7%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	1,750	1,713
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
5.000%, 06/01/2021	2,740	2,747
Nebraska Educational Finance Authority, Concordia University Project
5.250%, 12/15/2015	500	503
5.350%, 12/15/2018	540	541
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,772
4.850%, 04/01/2035	12,500	11,267
		18,543
Nevada - 2.8%
Revenue Bonds - 2.8%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2031	5,000	4,868
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	3,736
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMT) (FGIC)
4.750%, 09/01/2036	4,000	3,145
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.000%, 11/15/2023	750	594
6.750%, 11/15/2023	2,300	1,821
		14,164
New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,257
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	764
		2,021
North Carolina - 1.9%
Revenue Bonds - 1.9%
North Carolina Financing Agency, Educational Facilities, Meredith College
6.000%, 06/01/2031 (d)	1,500	1,483
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.200%, 10/01/2021	1,500	1,428
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	2,800	2,632
North Carolina Medical Care Community Retirement Facilities, Southminster Project, Series A
5.750%, 10/01/2037	4,250	4,039
		9,582
North Dakota - 0.7%
Revenue Bond - 0.5%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	2,235

General Obligations - 0.2%
West Fargo, Series A (AGTY)
4.000%, 05/01/2017	550	552
4.000%, 05/01/2018	540	533
		1,085
		3,320
Ohio - 2.3%
Revenue Bonds - 2.3%
American Municipal Power Ohio, Prepayment, Series A (AGTY)
5.000%, 02/01/2010	5,000	5,063
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 (a)	125	134
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	957
Ohio State Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,549
5.250%, 12/01/2019	1,540	1,589
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,952
		11,244
Oklahoma - 0.6%
Revenue Bonds - 0.6%
Norman Regional Hospital Authority
5.375%, 09/01/2029	1,000	908
5.375%, 09/01/2036	2,325	2,042
		2,950
Oregon - 4.3%
Revenue Bonds - 3.3%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,281
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
8.080%, 08/15/2029 (e)	5,000	5,000
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	5,000	5,378
Portland Sewer System Revenue, Series B (MBIA)
5.000%, 06/15/2024	3,200	3,271
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2010	6,110	6,526
		21,456
Pennsylvania - 1.0%
Revenue Bonds - 1.0%
Delaware County Authority College Revenue, Neumann College
6.125%, 10/01/2034 (d)	1,000	994
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	1,261
State Public School Building Authority, Delaware County Community College Project (FSA)
5.000%, 10/01/2024	1,600	1,646
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	1,089
		4,990
Puerto Rico - 5.3%
Revenue Bonds - 2.9%
Puerto Rico Electric Power Authority, Series VV (MBIA)
5.250%, 07/01/2029	11,785	12,012
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,300	2,443
		14,455
General Obligations - 2.4%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	10,000	9,478
5.000%, 07/01/2028	1,000	937
Puerto Rico Commonwealth, Series A (MBIA)
5.500%, 07/01/2019	1,000	1,071
Puerto Rico Public Improvements (MBIA)
5.750%, 07/01/2026	500	534
		12,020
		26,475
South Carolina - 1.5%
Revenue Bonds - 1.5%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	597
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 (a)	2,000	2,242
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,277
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 (a)	1,250	1,452
South Carolina State Public Service Authority, Santee Cooper, Series A (MBIA)
5.000%, 01/01/2030	2,000	1,995
		7,563
South Dakota - 1.7%
Revenue Bonds - 1.4%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 (a)	2,200	2,545
South Dakota Economic Development Finance Authority, DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	1,074
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,361
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	1,045	981
5.000%, 09/01/2031	1,250	1,115
		7,076
Certificate of Participation - 0.3%
Deadwood (ACA)
5.000%, 11/01/2020	1,500	1,421
		8,497
Tennessee - 3.3%
Revenue Bonds - 3.3%
Johnson City Health & Educational Facilities Authority, Mountain States Health, Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2033 (a)	2,500	3,004
Memphis-Shelby County Sports Authority, Memphis Arena Project, Series D (MBIA)
5.000%, 11/01/2019	3,255	3,457
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 (a)	1,875	2,154
6.500%, 09/01/2021 (a)	1,125	1,293
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.250%, 09/01/2032 (a)	5,500	6,262
		16,170
Texas - 9.2%
Revenue Bonds - 8.1%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	484
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,420
7.000%, 11/15/2033	4,000	4,152
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A (MBIA)
5.800%, 01/01/2031	2,000	2,018
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,291
5.375%, 10/01/2027	1,750	1,680
Dallas Waterworks & Sewer Systems (AMBAC)
4.375%, 10/01/2032	10,000	8,865
Lubbock Educational Facilities Authority Revenue, Lubbock Christian University
5.125%, 11/01/2027	1,000	903
5.250%, 11/01/2037	1,500	1,321
North Texas Tollway Revenue, First Tier, Series A
6.000%, 01/01/2024 (d)	2,500	2,622
North Texas Tollway Revenue, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038 (d)	4,500	4,700
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,809
San Marcos Waterworks & Wastewater Systems (FSA)
5.000%, 08/15/2026 (d)	1,000	1,017
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,554
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,141
5.650%, 11/15/2035	1,100	955
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.375%, 11/01/2037	2,000	1,720
		40,652
General Obligations - 1.1%
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 (c)	500	550
Humble Independent School District, Series A (AGTY)
5.250%, 02/15/2022 (d)	2,635	2,793
San Marcos Certificates of Obligation (FSA)
5.000%, 08/15/2025 (d)	1,000	1,022
5.000%, 08/15/2027 (d)	1,000	1,013
		5,378
		46,030
Utah - 0.2%
Revenue Bonds - 0.2%
Intermountain Power Agency, Utah Power Supply, Series A, (AMBAC)
6.500%, 07/01/2011	365	404
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 (c)	635	711
		1,115
Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	855

Virginia - 0.2%
Revenue Bond - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,047

Washington - 2.2%
Revenue Bond - 0.1%
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	740

General Obligation - 2.1%
Washington State, Series C
4.000%, 01/01/2012	10,000	10,392
		11,132
Wisconsin - 2.2%
Revenue Bonds - 2.2%
Amery, Apple River Hospital Project, Pre-refunded 06/01/2008 @ 100
5.700%, 06/01/2013 (a)	1,440	1,450
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	1,000	1,015
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	917
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	3,566
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	2,013
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	2,000	1,865
		10,826
Wyoming - 0.7%
Revenue Bond - 0.7%
Teton County Hospital District, St. John's Medical Center
6.750%, 12/01/2022	2,100	2,114
6.750%, 12/01/2027	1,500	1,482
		3,596
Total Municipal Bonds
(Cost $499,995)		487,301

Short-Term Investment - 4.5%	SHARES
First American Tax Free Obligations Fund, Class Z (f)
(Cost $22,418)	22,418,343	22,418

Total Investments (g) - 102.2%
(Cost $522,413)		509,719
Other Assets and Liabilities, Net - (2.2)%		(10,919)
Total Net Assets - 100.0%		$498,800

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investment purchased on a when-issued basis was $15,500 or 3.1% of total net assets.
(e)	Auction rate security. The coupon rate shown represents the rate as of March 31, 2008.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $522,413.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 12,302
	Gross unrealized depreciation	(24,996)
	Net unrealized depreciation	$ (12,694)

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2008, the aggregate market value of securities subject to the AMT was $60,758, which represents 12.2% of total net assets.
CIFG - CDC IXIS Financial Guaranty
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
VA - Veterans Administration
XLCA - XL Capital Assurance

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Mortgage-Backed Securities - 30.3%
Adjustable Rate (a) - 2.9%
Federal Home Loan Mortgage Corporation Pool
6.602%, 05/01/2025, #846757	$247	$251
6.422%, 04/01/2029, #847190	1,533	1,565
6.681%, 03/01/2030, #847180 (b)	1,755	1,790
6.507%, 07/01/2030, #847240 (b)	2,327	2,351
6.380%, 06/01/2031, #846984	836	842
5.771%, 07/01/2036, #1K1238 (b)	10,988	11,267
Federal National Mortgage Association Pool
6.675%, 08/01/2030, #555843 (b)	5,708	5,915
6.716%, 03/01/2031, #545359	427	434
6.626%, 09/01/2033, #725553 (b)	2,045	2,110
5.270%, 11/01/2034, #735054 (b)	10,500	10,608
5.856%, 09/01/2037, #946441 (b)	9,575	9,669
Government National Mortgage Association Pool
4.750%, 08/20/2023, #008259	1	1
		46,803

Fixed Rate - 27.4%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (b)	3,148	3,146
4.500%, 03/01/2018, #P10023	2,471	2,501
4.500%, 05/01/2018, #P10032 (b)	4,890	4,949
5.000%, 05/01/2018, #E96700 (b)	8,689	8,817
5.500%, 07/01/2022, #G12710 (b)	9,007	9,195
6.500%, 01/01/2028, #G00876 (b)	1,019	1,071
6.500%, 11/01/2028, #C00676	2,075	2,173
6.500%, 12/01/2028, #C00689	1,488	1,558
6.500%, 04/01/2029, #C00742	859	900
6.500%, 07/01/2031, #A17212 (b)	3,969	4,150
6.000%, 11/01/2033, #A15521	3,133	3,231
7.000%, 08/01/2037, #H09059 (b)	10,477	10,874
5.995%, 09/01/2037, #1G2163 (b)	10,321	10,578
7.000%, 09/01/2037, #H01292 (b)	4,738	4,918
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 (b)	16,931	16,535
5.500%, 02/01/2014, #440780	1,779	1,825
7.000%, 02/01/2015, #535206	440	462
7.000%, 08/01/2016, #591038	549	576
5.500%, 12/01/2017, #673010 (b)	3,671	3,768
5.000%, 11/01/2018, #750989 (b)	14,162	14,363
4.500%, 01/01/2019, #755666 (b)	3,548	3,546
6.000%, 10/01/2022, #254513 (b)	3,743	3,867
5.500%, 01/01/2025, #255575 (b)	8,621	8,774
5.500%, 02/01/2025, #255628 (b)	12,229	12,446
5.500%, 10/01/2025, #255956 (b)	15,478	15,744
7.000%, 04/01/2026, #340798	311	331
7.000%, 05/01/2026, #250551	401	427
6.000%, 08/01/2027, #256852 (b)	9,473	9,739
6.500%, 02/01/2029, #252255	1,758	1,838
6.500%, 12/01/2031, #254169 (b)	4,207	4,353
6.000%, 04/01/2032, #745101 (b)	9,539	9,826
7.000%, 07/01/2032, #254379 (b)	2,424	2,576
7.000%, 07/01/2032, #545813	1,033	1,099
7.000%, 07/01/2032, #545815	640	680
6.000%, 09/01/2032, #254447 (b)	4,335	4,468
6.000%, 03/01/2033, #688330 (b)	6,707	6,913
5.500%, 04/01/2033, #694605 (b)	8,708	8,819
6.500%, 05/01/2033, #555798 (b)	5,472	5,710
5.500%, 06/01/2033, #843435 (b)	6,156	6,239
5.500%, 07/01/2033, #709446 (b)	10,081	10,210
5.500%, 07/01/2033, #728667 (b)	3,636	3,682
5.500%, 08/01/2033, #733380 (b)	9,701	9,824
5.500%, 10/01/2033, #555800 (b)	14,939	15,129
6.000%, 11/01/2033, #772130	709	730
6.000%, 11/01/2033, #772256	996	1,026
6.000%, 12/01/2033, #756200 (b)	2,749	2,831
5.000%, 03/01/2034, #725205 (b)	7,162	7,108
5.000%, 03/01/2034, #725248 (b)	3,551	3,525
5.000%, 03/01/2034, #725250 (b)	6,466	6,418
5.500%, 04/01/2034, #725424 (b)	9,114	9,230
5.500%, 05/01/2034, #357571 (b)	12,044	12,189
5.000%, 06/01/2034, #782909	2	2
6.500%, 06/01/2034, #735273 (b)	8,231	8,581
5.500%, 08/01/2034, #745563 (b)	11,492	11,638
6.000%, 10/01/2034, #781776	1,772	1,821
5.000%, 07/01/2035, #826305	11,534	11,432
5.000%, 03/01/2036, #745336 (b)	13,304	13,187
6.500%, 04/01/2036, #831377 (b)	5,674	5,882
6.500%, 04/01/2036, #852909 (b)	5,367	5,563
6.500%, 07/01/2036, #831683 (b)	7,982	8,275
6.000%, 08/01/2036, #885536 (b)	6,774	6,947
6.500%, 08/01/2036, #893318 (b)	7,028	7,285
6.000%, 09/01/2036, #900555 (b)	13,025	13,358
6.500%, 09/01/2036, #831799 (b)	8,470	8,780
6.000%, 09/01/2037, #256890 (b)	6,120	6,214
5.500%, 04/14/2038 (c)	27,275	27,531
6.000%, 04/14/2038 (c)	16,165	16,559
Government National Mortgage Association Pool
7.500%, 11/15/2030, #537699 (b)	428	462
		448,404

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $489,246)		495,207

Corporate Bonds - 26.3%
Banking - 4.8%
Bank of America
5.750%, 12/01/2017	11,210	11,601
8.000%, 12/29/2049 (a) (b)	3,685	3,689
Citigroup
6.125%, 11/21/2017	7,105	7,095
Citigroup Capital XXI
8.300%, 12/21/2057 (a)	7,155	7,050
First National Bank of Chicago
8.080%, 01/05/2018	1,248	1,554
JPMorgan Chase
5.150%, 10/01/2015	8,115	7,971
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	2,510	2,196
Lloyds
6.267%, 12/31/2049 (a) (b) (d)	5,000	3,835
National City Preferred Capital Trust I
12.000%, 12/29/2049 (a)	3,355	3,355
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (a)	2,525	2,112
Wachovia
5.750%, 02/01/2018	7,180	7,033
7.980%, 02/28/2049 (a)	9,200	9,039
Wells Fargo
5.625%, 12/11/2017	9,200	9,410
Wells Fargo Capital X
5.950%, 12/15/2036	2,760	2,487
		78,427

Basic Industry - 0.9%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,992
Georgia-Pacific
7.125%, 01/15/2017 (b) (d)	1,500	1,388
Southern Copper
7.500%, 07/27/2035	2,640	2,707
Teck Cominco Limited
6.125%, 10/01/2035	2,785	2,381
U.S. Steel
7.000%, 02/01/2018	3,650	3,565
Vale Overseas
6.250%, 01/11/2016	2,380	2,374
		15,407

Brokerage - 3.3%
Bear Stearns
7.250%, 02/01/2018	3,750	3,875
Goldman Sachs Capital II
5.793%, 12/29/2049 (a)	2,415	1,609
Goldman Sachs Group
6.150%, 04/01/2018	5,320	5,312
6.750%, 10/01/2037 (b)	3,685	3,428
Lehman Brothers Holdings
6.500%, 07/19/2017	4,495	4,269
Series MTN
5.625%, 01/24/2013	5,120	4,978
Merrill Lynch
6.050%, 05/16/2016	9,935	9,427
Morgan Stanley
5.375%, 10/15/2015	8,270	7,848
Series MTN
6.625%, 04/01/2018	13,160	13,165
		53,911

Capital Goods - 0.2%
Siemens Financiering
6.125%, 08/17/2026 (d)	3,070	2,998

Communications - 2.6%
AT&T
5.500%, 02/01/2018	5,075	4,969
6.300%, 01/15/2038	2,145	2,074
British Sky Broadcasting
6.100%, 02/15/2018 (d)	5,795	5,782
British Telecom
5.950%, 01/15/2018	5,345	5,179
Comcast
6.300%, 11/15/2017	6,500	6,579
Embarq
7.082%, 06/01/2016	2,575	2,438
Idearc
8.000%, 11/15/2016	1,300	842
Intelsat
8.625%, 01/15/2015	950	957
News America
6.650%, 11/15/2037 (d)	3,590	3,620
Telecom Italia Capital
4.000%, 11/15/2008	5,765	5,712
Telefonica Emisones
6.221%, 07/03/2017	2,360	2,375
Vodafone Group
6.150%, 02/27/2037	2,000	1,864
		42,391

Consumer Cyclical - 1.3%
Duty Free International
7.000%, 01/15/2004 (e) (f) (g)	2,191	-
Home Depot
5.875%, 12/16/2036	3,570	2,914
McDonald's
Series MTN
5.350%, 03/01/2018 (b)	4,170	4,221
Rite Aid
7.500%, 03/01/2017	925	833
Target
7.000%, 01/15/2038	4,285	4,404
Viacom
6.875%, 04/30/2036	4,105	3,953
Whirlpool
Series MTN
5.500%, 03/01/2013	4,905	4,985
		21,310

Consumer Non Cyclical - 2.0%
AmerisourceBergen
5.625%, 09/15/2012	6,000	6,204
Cardinal Health
6.750%, 02/15/2011	7,500	7,951
Constellation Brands
7.250%, 05/15/2017	1,600	1,552
Covidien International
6.000%, 10/15/2017 (d)	2,000	2,061
6.550%, 10/15/2037 (d)	4,650	4,752
Kraft Foods
6.500%, 08/11/2017	7,700	7,900
UnitedHealth Group
6.875%, 02/15/2038	3,185	3,043
		33,463

Electric - 1.9%
Energy Future Holdings
10.875%, 11/01/2017 (d)	1,500	1,515
Florida Power & Light
5.650%, 02/01/2037	4,160	4,003
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	5,011
Ohio Power
Series K
6.000%, 06/01/2016	4,100	4,118
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	4,814
Pacific Gas & Electric
6.050%, 03/01/2034 (b)	4,650	4,559
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (d)	4,315	4,234
Virginia Electric Power
5.950%, 09/15/2017	2,880	3,033
		31,287

Energy - 2.1%
Canadian National Resources
5.900%, 02/01/2018	10,815	11,065
Encana
6.500%, 02/01/2038	5,930	5,888
Marathon Oil
5.900%, 03/15/2018 (b)	5,240	5,267
Nexen
6.400%, 05/15/2037	3,475	3,328
Tengizcheveroil Finance
6.124%, 11/15/2014 (d)	4,655	4,441
TNK-BP Finance
7.875%, 03/13/2018 (d)	2,395	2,213
Weatherford International
7.000%, 03/15/2038	1,755	1,782
		33,984

Finance - 1.5%
American Express
Series MTN
7.000%, 03/19/2018	4,070	4,273
American General Finance
3.875%, 10/01/2009	5,545	5,470
CIT Group
5.650%, 02/13/2017	1,295	1,004
International Lease Finance
6.375%, 03/25/2013	2,455	2,453
SLM
Series MTN
5.400%, 10/25/2011	4,705	3,800
Transcapitalinvest
5.670%, 03/05/2014 (d)	8,475	7,876
		24,876

Insurance - 1.1%
Allied World Assurance
7.500%, 08/01/2016 (b)	6,480	6,648
AXA
6.463%, 12/31/2049 (a) (d)	3,360	2,697
MBIA Insurance
14.000%, 01/15/2033 (a) (d)	2,860	2,803
MetLife Capital Trust IV
7.875%, 12/15/2037 (d)	3,735	3,396
ZFS Finance USA Trust V
6.500%, 05/09/2037 (a) (d)	2,860	2,581
		18,125

Natural Gas - 0.5%
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	3,060	3,003
NGPL Pipeco
7.119%, 12/15/2017 (d)	2,640	2,731
Transocean
6.000%, 03/15/2018	1,710	1,759
		7,493

Real Estate - 0.8%
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	8,270	7,078
Prologis 2006 - REIT
5.750%, 04/01/2016	6,835	6,275
		13,353

Technology - 2.4%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,770
Computer Sciences
6.500%, 03/15/2018 (d)	3,835	3,896
First Data
9.875%, 09/24/2015 (b) (d)	2,165	1,781
Hewlett-Packard
4.500%, 03/01/2013	3,500	3,551
IBM
5.700%, 09/14/2017	12,595	13,194
Jabil Circuit
5.875%, 07/15/2010	8,660	8,553
National Semiconductor
6.600%, 06/15/2017	5,345	5,297
NXP BV/NXP Funding
9.500%, 10/15/2015 (b)	805	662
		38,704

Transportation - 0.7%
Burlington Northern Santa Fe
5.900%, 07/01/2012	4,670	4,888
Erac USA Finance
6.375%, 10/15/2017 (d)	2,945	2,631
United Parcel Service
6.200%, 01/15/2038	3,295	3,525
		11,044

Water - 0.2%
American Water Capital
6.085%, 10/15/2017 (d)	3,105	3,231
Total Corporate Bonds
(Cost $439,753)		430,004

Asset-Backed Securities - 22.9%
Automotive - 2.5%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.550%, 06/15/2010 (d)	731	727
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	7,325	7,398
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	14,690	13,521
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	18,400	18,608
		40,254

Credit Cards - 2.9%
American Express Credit Account Master Trust
Series 2004-3, Class C
3.288%, 12/15/2011 (a) (d)	1,480	1,403
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (a)	4,125	3,730
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	12,575	13,191
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	6,350	6,372
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,485	11,986
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (a)	4,150	3,679
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,275	3,270
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (a) (d)	4,075	3,556
		47,187

Home Equity - 0.0%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	55	53
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
5.814%, 09/25/2023 (a)	766	613
Saxon Asset Securities Trust
Series 2004-1, Class A
3.675%, 03/25/2035 (a)	178	148
		814

Other - 16.6%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	14,361
Series 2006-2, Class A4
5.740%, 05/10/2045 (a)	4,085	4,127
Series 2005-5, Class AM
5.176%, 10/10/2045	7,055	6,736
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
6.177%, 09/11/2042 (a) (d)	3,165	1,883
Series 2007-PW18, Class AJ
6.211%, 06/11/2050 (a)	3,675	2,930
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	4,700	4,574
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	9,225	9,154
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	4,357	4,254
Series 2005-LP5, Class A2
4.630%, 05/10/2043	13,939	13,795
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)	7,375	7,160
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,486
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	11,480	11,195
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	8,093	7,705
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043	19,062	18,813
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	14,170	13,901
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (a)	8,685	6,840
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.799%, 08/10/2045 (a)	15,000	14,976
Series 2006-RR2, Class A1
5.680%, 06/23/2046 (a) (d)	10,840	7,951
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (a) (d)	10,390	6,812
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044	2,750	2,232
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 (a)	2,600	2,060
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	9,107	9,075
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,790	12,703
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.324%, 07/12/2038 (a)	3,102	2,385
Series 2005-LC1, Class AM
5.266%, 01/12/2044 (a)	5,938	5,714
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 (a)	7,670	7,679
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (a)	1,340	1,082
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (a)	1,270	997
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	12,505	12,847
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	8,578	8,582
Series 2006-P10B, Class 1
5.681%, 08/10/2016	16,578	16,972
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	13,390	12,830
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (a)	5,184	4,062
Series 2007-C33, Class AJ
6.120%, 02/15/2051	4,945	3,875
		271,748

Utilities - 0.9%
Centerpoint Energy Transition
Series 2005-A, Class A5
5.302%, 08/01/2020	3,200	3,293
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	11,705	12,091
		15,384

Total Asset-Backed Securities
(Cost $388,734)		375,387

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 17.1%
Adjustable Rate (a) - 6.8%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	9,438	8,761
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.731%, 12/20/2046	6,539	4,971
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034	3,155	3,007
Series 2006-HYB5, Class 3A1A
5.964%, 09/20/2036	14,098	10,892
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.728%, 12/19/2033	10,556	9,625
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037	10,916	8,210
Series 2007-4, Class 2A1
2.779%, 07/19/2047	12,504	9,186
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.352%, 03/25/2035	2,067	2,090
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
3.778%, 04/25/2047	4,903	3,701
JPMorgan Mortgage Trust
Series 2005-A1, Class 3A2
5.030%, 02/25/2035	6,041	5,319
Series 2006-A7, Class 3A4
5.944%, 01/25/2037	1,727	1,250
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.869%, 08/25/2036	11,870	10,740
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	516	517
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.940%, 10/20/2035	6,925	6,657
Washington Mutual
Series 2004-AR7, Class A6
3.941%, 07/25/2034	12,035	12,106
Series 2007-HY2, Class 3A2
5.942%, 09/25/2036	2,166	1,970
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
6.343%, 02/25/2033	1,918	1,914
Series 2004-N, Class A3
4.104%, 08/25/2034	375	374
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036	11,140	10,696
		111,986

Fixed Rate - 10.3%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	15,609	15,660
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	3,240	3,134
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,237
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	10,925	10,250
Chase Mortgage Finance
Series 2004-S3, Class 3A1
6.000%, 03/25/2034	6,940	6,780
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	5,799	5,623
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	3,327	3,209
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	4,527	3,732
Series 2006-19CB, Class A15
6.000%, 08/25/2036	4,560	4,585
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	14,394	14,475
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	6,641	6,581
Series 2003-8, Class DB1
6.238%, 04/25/2033	4,952	4,584
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	8,453	7,766
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	1,512	1,516
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	7,702	7,822
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	5,768	5,869
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	2,870	2,761
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	7,010	7,118
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	5,366	4,913
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	7,976	7,486
Series 2004-SL4, Class A3
6.500%, 07/25/2032	2,869	2,684
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	9,447	9,288
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022	7,533	7,406
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	7,328	7,314
Series 2007-13, Class A8
6.000%, 09/25/2037	11,519	11,048
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (e)	51	51
		168,892

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $298,239)		280,878

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.3%
Fixed Rate - 3.3%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)	7,641	7,969
Series 6, Class C
9.050%, 06/15/2019	21	21
Series 1022, Class J
6.000%, 12/15/2020	35	35
Series 162, Class F
7.000%, 05/15/2021	92	91
Series 188, Class H
7.000%, 09/15/2021	224	236
Series 1790, Class A
7.000%, 04/15/2022	74	78
Series 2901, Class UB
5.000%, 03/15/2033	5,000	4,893
Federal National Mortgage Association
Series 2003-3, Class BC
5.000%, 02/25/2018 (b)	14,030	14,331
Series 1988-24, Class G
7.000%, 10/25/2018	53	56
Series 1989-24, Class H
9.000%, 07/25/2019	45	49
Series 1989-90, Class E
8.700%, 12/25/2019	6	7
Series 1990-30, Class E
6.500%, 03/25/2020	28	30
Series 1990-61, Class H
7.000%, 06/25/2020	35	37
Series 1990-72, Class B
9.000%, 07/25/2020	27	30
Series 1990-102, Class J
6.500%, 08/25/2020	34	36
Series 1990-105, Class J
6.500%, 09/25/2020	344	362
Series 1991-56, Class M
6.750%, 06/25/2021	111	115
Series 1992-120, Class C
6.500%, 07/25/2022	47	49
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	13,520	13,850
Series 2005-62, Class JE
5.000%, 06/25/2035	10,480	10,609
		52,884

Z-Bonds (h) - 0.0%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	56	59
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	246	262
Series 1996-35, Class Z
7.000%, 07/25/2026	179	190
		511

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $51,507)		53,395

U.S. Government & Agency Securities - 2.1%
U.S. Treasuries - 2.1%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (b) (i)	1,010	518
U.S. Treasury Bond
2.375%, 01/15/2025 (b) (j)	8,201	8,923
U.S. Treasury Notes
3.875%, 10/31/2012 (b)	3,890	4,135
1.875%, 07/15/2013 (b) (j)	15,645	16,875
3.500%, 02/15/2018	3,430	3,450
Total U.S. Government & Agency Securities
(Cost $33,380)		33,901
	SHARES
Preferred Stock - 0.3%
Sovereign - 0.3%
Fannie Mae	192,000	4,615
Total Preferred Stock
(Cost $4,800)

Short-Term Investments - 2.9%
Money Market Fund - 2.0%
First American Prime Obligations Fund, Class Z (k)	32,816,553	32,817

U.S. Treasury Obligations - 0.9%	PAR
U.S. Treasury Bills (l)
2.069%, 04/17/2008	$10,040	10,031
1.380%, 07/17/2008	2,320	2,310
1.360%, 07/24/2008	1,100	1,095
1.355%, 08/07/2008	1,500	1,493
		14,929
Total Short-Term Investments
(Cost $47,747)		47,746

Investment Purchased with Proceeds from Securities Lending - 31.0%	SHARES
Mount Vernon Securities Lending Prime Portfolio (m)
(Cost $507,671)	507,671,193	507,671

Total Investments (n)- 136.2%
(Cost $2,261,077)		2,228,804
Other Assets and Liabilities, Net - (36.2)%		(592,286)
Total Net Assets - 100.0%		$1,636,518

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held fair valued securities disclosed in footnote (f).

(a)	Variable Rate Security - The rate shown is the rate in effect at March 31, 2008.
(b)	This security or a portion of this security is out on loan at March 31, 2008. Total loaned securities had a value of $498,064 at March 31, 2008.
(c)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $43,584 or 2.7% of total net assets.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2008, the value of these investments was $145,783 or 8.9% of total net assets.

(e)	Security considered illiquid. As of March 31, 2008, the value of these investments were $51 or 0.0% of total net assets:

		Dates
Security	Par	Acquired	Cost Basis
Duty Free International	$ 2,191	1/99-7/99	$ 2,187
Westam Mortgage Financial	51	9/97	50

(f)	Security is fair valued. As of March 31, 2008, the fair value of this investment was $0 or 0.0% of total net assets.
(g)	Security is in default at March 31, 2008.
(h)
Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(i)	Principal Only.
(j)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor for this fund.
(l)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2008.
(m)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

(n)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $2,261,077.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$ 21,986
Gross unrealized depreciation	(54,259)
Net unrealized depreciation	$ (32,273)

REIT -	Real Estate Investment Trust
STRIPS -	Separate Trading of Registered Interest and Principal Securities

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	(215)	$(46,151)	June 2008	$(38)
U.S. Treasury 5 Year Note Futures	943	107,723	June 2008	1,213
U.S. Treasury 10 Year Note Futures	(1,079)	(128,350)	June 2008	(2,610)
U.S. Treasury Long Bond Futures	588	69,853	June 2008	2,247
				$812

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	$11,187	$39
Bank of America	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	32,700	272
Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	51,700	(338)
Deutsche Bank	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	51,800	(169)
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	4,200	68
JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	9,500	234
JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	8,415	(192)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	2,700	—
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	4,865	(40)
JPMorgan	Markit ABX A071 Index	Sell	0.640%	08/25/2037	8,300	(626)
JPMorgan	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	5,200	(204)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	5,500	206
UBS	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	3,600	386
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	6,000	163
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	6,000	109
UBS	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	38,000	234
UBS	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	5,400	(96)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	4,000	68
						$114

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation )

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$88,000	$2,940
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	21,000	(1,830)
JPMorgan	3-Month LIBOR	Pay	2.693%	03/07/2010	84,000	389
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	87,000	2,841
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	21,000	(1,889)
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	22,000	(1,772)
						$679

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund

DESCRIPTION	PAR	VALUE+

High Yield Corporate Bonds - 79.2%
Basic Industry - 8.8%
Abitibibowater
9.000%, 08/01/2009	$500	$420
Aleris International
10.000%, 12/15/2016	1,000	635
Caraustar Industries
7.375%, 06/01/2009 (a)	500	340
Coalcorp Mining
Series A
12.000%, 08/31/2011 (b)	375	358
Evraz Group
8.250%, 11/10/2015 (b) (c)	1,500	1,468
Georgia-Pacific
7.125%, 01/15/2017 (c)	1,250	1,156
Griffin Coal Mining
9.500%, 12/01/2016 (b) (c)	1,000	720
Hexion US Finance
9.750%, 11/15/2014	1,250	1,341
Industrias Metal
11.250%, 10/22/2014 (b) (c)	750	684
Ineos Group Holdings
8.500%, 02/15/2016 (a) (b) (c)	1,850	1,438
Massey Energy
6.875%, 12/15/2013	1,250	1,209
Mercer International
9.250%, 02/15/2013 (b)	1,250	1,038
Momentive Performance Materials
9.750%, 12/01/2014	750	673
Neenah Paper
7.375%, 11/15/2014	1,500	1,313
Newark Group
9.750%, 03/15/2014	800	640
Noble Group Limited
6.625%, 03/17/2015 (b) (c)	2,000	1,718
Nova Chemicals
6.500%, 01/15/2012 (a) (b)	2,450	2,279
Pliant
11.125%, 09/01/2009 (a)	1,000	795
PNA Group
10.750%, 09/01/2016	500	435
PNA Intermediate Holding
10.065%, 02/15/2013	500	389
Rock-Tenn
9.250%, 03/15/2016 (c)	1,000	1,035
Stone Container
8.375%, 07/01/2012	1,000	905
		20,989
Capital Goods - 3.0%
Case New Holland
7.125%, 03/01/2014	800	784
7.250%, 01/15/2016	1,000	970
Chart Industries
9.125%, 10/15/2015	1,350	1,323
Graham Packaging
9.875%, 10/15/2014	1,000	840
Hawker Beechcraft Acquisition
9.750%, 04/01/2017 (a)	850	846
Nortek
8.500%, 09/01/2014	500	370
Ply Gem Industries
9.000%, 02/15/2012 (a)	900	657
Trimas
9.875%, 06/15/2012	1,500	1,305
		7,095
Communications - 5.8%
CCH I
11.000%, 10/01/2015 (a)	1,100	765
CCH II
10.250%, 09/15/2010	2,000	1,820
Citizens Communications
9.000%, 08/15/2031	1,000	875
Clear Channel Communications
6.250%, 03/15/2011	1,750	1,544
CSC Holdings
Series B
7.625%, 04/01/2011	1,000	989
Dex Media West
Series B
8.500%, 08/15/2010	1,000	972
Fairpoint Communications
13.125%, 04/01/2018 (c)	1,000	960
Idearc
8.000%, 11/15/2016	1,000	647
Intelsat Bermuda
11.250%, 06/15/2016 (b)	1,000	1,014
Level 3 Financing
12.250%, 03/15/2013	500	450
Metropcs Wireless
9.250%, 11/01/2014	750	690
Panamsat
9.000%, 06/15/2016	1,000	1,008
Quebecor Media
7.750%, 03/15/2016 (b) (c)	500	456
Univision Communications
9.750%, 03/15/2015 (a) (c)	500	303
Vimpelcom
8.250%, 05/23/2016 (b) (c)	1,000	985
Young Broadcasting
10.000%, 03/01/2011	500	314
		13,792
Consumer Cyclical - 18.4%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,388
Blockbuster
9.000%, 09/01/2012 (a)	500	408
Bon-Ton Department Stores
10.250%, 03/15/2014 (a)	500	334
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (c)	500	375
Burlington Coat Factory
11.125%, 04/15/2014 (a)	500	386
Claire's Stores
9.250%, 06/01/2015 (a)	750	471
Denny's
10.000%, 10/01/2012 (a)	1,150	1,058
Dollar General
10.625%, 07/15/2015	1,300	1,254
Fontainebleau Las Vegas
10.250%, 06/15/2015 (c)	1,000	705
Ford Motor Credit
5.800%, 01/12/2009	2,000	1,905
9.875%, 08/10/2011	3,000	2,675
General Motors
8.250%, 07/15/2023	3,000	2,100
General Motors Acceptance
6.875%, 09/15/2011	1,300	995
General Nutrition Center
7.199%, 03/15/2014 (d)	770	643
Goodyear Tire & Rubber
7.857%, 08/15/2011	1,150	1,177
Hanesbrands
8.204%, 12/15/2014 (d)	1,500	1,331
Harrahs
10.750%, 02/01/2016 (a) (c)	1,500	1,264
Isle of Capri Casinos
7.000%, 03/01/2014	500	356
KB Home
7.750%, 02/01/2010	850	813
Levi Strauss & Co.
9.750%, 01/15/2015	750	747
Lippo Karwaci Finance
8.875%, 03/09/2011 (b)	1,000	939
MGM Mirage
8.375%, 02/01/2011	2,000	2,005
6.625%, 07/15/2015	1,000	870
Michaels Stores
11.375%, 11/01/2016 (a)	850	667
Neiman Marcus Group
10.375%, 10/15/2015 (a)	1,200	1,200
NPC International
9.500%, 05/01/2014 (a)	500	453
Oxford Industries
8.875%, 06/01/2011	1,055	1,002
Pep Boys-Manny Moe & Jack
7.500%, 12/15/2014	900	760
Realogy
10.500%, 04/15/2014 (a)	750	504
Rite Aid
9.375%, 12/15/2015	2,000	1,570
7.500%, 03/01/2017	1,550	1,395
Sally Holdings
10.500%, 11/15/2016 (a)	2,550	2,359
Seminole Hard Rock Entertainment
5.300%, 03/15/2014 (c) (d)	1,500	1,189
Service Corporation International
6.750%, 04/01/2015	1,000	984
Susser Holdings
10.625%, 12/15/2013 (c)	1,300	1,336
Tenneco Automotive
8.625%, 11/15/2014	1,000	982
Toll
8.250%, 12/01/2011	2,000	1,820
TRW Automotive
7.250%, 03/15/2017 (c)	1,000	910
Warnaco
8.875%, 06/15/2013	1,250	1,297
Wynn Las Vegas
6.625%, 12/01/2014	1,000	962
		43,589
Consumer Non Cyclical - 11.7%
Albertson's
7.250%, 05/01/2013	1,000	1,001
8.700%, 05/01/2030	1,000	1,003
Community Health Systems
8.875%, 07/15/2015	965	969
Constellation Brands
7.250%, 05/15/2017	2,000	1,940
Dole Foods
8.750%, 07/15/2013 (a)	1,094	820
HCA
6.750%, 07/15/2013	3,650	3,230
9.125%, 11/15/2014	2,000	2,060
Health Management Association
6.125%, 04/15/2016	2,150	1,817
Healthsouth
10.750%, 06/15/2016 (a)	1,000	1,050
LVB Acquisition
10.375%, 10/15/2017 (c)	1,000	1,038
11.625%, 10/15/2017 (c)	850	850
Medical Services
11.758%, 10/15/2011 (d)	1,000	895
Pilgrim's Pride
8.375%, 05/01/2017 (a)	1,250	1,100
PTS Acquisition
9.500%, 04/15/2015 (c)	750	608
Select Medical
8.449%, 09/15/2015 (a) (d)	1,000	780
Smithfield Foods
Series B
7.750%, 05/15/2013	1,000	990
Stater Brothers Holdings
7.750%, 04/15/2015	1,250	1,181
SUPERVALU
7.500%, 05/15/2012	1,750	1,783
Surgical Care Affiliates
8.875%, 07/15/2015 (c)	1,000	770
Tenet Healthcare
9.250%, 02/01/2015 (a)	1,750	1,636
United Surgical
8.875%, 05/01/2017	1,000	940
Vitro
9.125%, 02/01/2017 (b)	1,500	1,245
		27,706
Electric - 10.2%
AES Red Oak
Series B
9.200%, 11/30/2029	1,000	1,000
Aquila
14.875%, 07/01/2012	2,200	2,712
Ava Capital Trust III
6.500%, 04/01/2034	3,185	3,227
CMS Energy
5.208%, 01/15/2013 (d)	3,000	2,730
Dynegy Holdings
7.500%, 06/01/2015	2,000	1,875
7.750%, 06/01/2019	1,000	935
Edison Mission Energy
7.500%, 06/15/2013	2,250	2,306
Intergen NV
9.000%, 06/30/2017 (b) (c)	1,000	1,045
ISA Capital Brasil
8.800%, 01/30/2017 (b) (c)	2,000	2,085
Reliant Energy
7.625%, 06/15/2014	1,000	993
Texas Competitive Electric Holdings
10.250%, 11/01/2015 (c)	5,300	5,280
		24,188
Energy - 3.9%
Chaparral Energy
8.875%, 02/01/2017	1,250	1,084
Connacher Oil & Gas
10.250%, 12/15/2015 (b) (c)	1,000	1,008
Lupatech Finance
9.875%, 07/10/2049 (a) (b) (c)	1,500	1,478
Mariner Energy
8.000%, 05/15/2017	1,000	955
Ocean Rig ASA
9.240%, 04/04/2011 (b) (c) (d)	1,000	980
Tesoro
6.625%, 11/01/2015	1,000	925
United Refining
10.500%, 08/15/2012	1,000	990
Verasun Energy
9.375%, 06/01/2017 (c)	1,250	856
W&T Offshore
8.250%, 06/15/2014 (c)	1,000	927
		9,203
Finance - 2.6%
Axcan Intermediate Holdings
9.250%, 03/01/2015 (b) (c)	1,300	1,287
General Motors Acceptance
6.625%, 05/15/2012	3,500	2,648
Nuveen Investments
5.500%, 09/15/2015	1,300	838
Residential Capital
7.625%, 11/21/2008	1,000	690
8.375%, 06/30/2010	1,000	502
8.000%, 04/17/2013	500	243
		6,208
Industrial Other - 2.5%
Allied Waste North America
6.125%, 02/15/2014	1,000	965
Aramark
8.500%, 02/01/2015	1,300	1,303
Briggs & Stratton
8.875%, 03/15/2011	1,000	1,045
Crown Cork & Seal
7.375%, 12/15/2026	1,000	860
Masonite
11.000%, 04/06/2015 (a)	500	345
Neenah
9.500%, 01/01/2017	500	345
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	935
		5,798
Insurance - 0.2%
MBIA Insurance
14.000%, 01/15/2033 (c)	500	490

Natural Gas - 3.7%
Copano Energy
8.125%, 03/01/2016	1,500	1,553
El Paso Energy
Series MTN
7.800%, 08/01/2031	650	667
Enterprise Products
8.375%, 08/01/2066 (d)	2,800	2,725
Semgroup
8.750%, 11/15/2015 (c)	1,500	1,373
Targa Resources
8.500%, 11/01/2013	1,000	920
Transport De Gas Del Sur
7.875%, 05/14/2017 (b) (c)	1,000	800
Transportadora Gas Norte
6.500%, 12/31/2012 (b) (c)	1,011	829
		8,867
Real Estate - 1.9%
American Real Estate
4.000%, 08/15/2013 (c) (d)	1,250	1,107
Greentown China Holdings
9.000%, 11/08/2013 (b) (c)	1,050	640
Hopson Development Holdings
8.125%, 11/09/2012 (b) (c)	1,000	640
Parkson Retail Group
7.125%, 05/30/2012 (b)	1,600	1,532
Shanghai Real Estate Group
8.625%, 04/24/2013 (b)	1,000	661
		4,580
Technology - 3.0%
Advanced Micro Devices
7.750%, 11/01/2012 (a)	250	202
Amkor Technologies
7.750%, 05/15/2013	1,000	913
Coleman Cable
9.875%, 10/01/2012	1,000	830
First Data
9.875%, 09/24/2015 (a) (c)	1,685	1,386
Freescale Semiconductor
9.125%, 12/15/2014	1,500	1,095
Magnachip Semiconductor
6.875%, 12/15/2011 (b)	500	360
NXP BV/NXP Funding
9.500%, 10/15/2015 (a) (b)	1,000	822
Open Solutions
9.750%, 02/01/2015 (c)	1,000	775
Spansion
11.250%, 01/15/2016 (a) (c) (d)	1,250	763
		7,146
Transportation - 3.5%
American Airlines
Series 2001-1
7.379%, 11/23/2017	1,565	1,334
BLT Finance BV
7.500%, 05/15/2014 (b) (c)	1,500	915
Delta Airlines
Series 2001-1
7.711%, 09/18/2011	1,000	920
Series 2007-1
8.954%, 08/10/2014 (c)	491	452
Navios Maritime Holdings
9.500%, 12/15/2014 (a)	1,450	1,445
Ultrapetrol
9.000%, 11/24/2014 (b)	1,175	1,057
United Airlines
Series 2000-2
7.811%, 04/01/2011 (e) (f)	1,964	2,258
		8,381
Total High Yield Corporate Bonds
(Cost $202,820)		188,032

Investment Grade Corporate Bonds - 5.0%
Banking - 0.7%
Washington Mutual Preferred IV
9.750%, 10/29/2049 (c) (d)	2,050	1,568

Communications - 0.9%
Qwest
8.875%, 03/15/2012	1,275	1,300
7.500%, 06/15/2023	1,000	872
		2,172
Consumer Non Cyclical - 0.8%
Delhaize America
9.000%, 04/15/2031	1,606	1,933

Energy - 0.4%
TNK-BP Finance
6.625%, 03/20/2017 (b) (c)	1,000	865

Finance - 0.7%
Capital One Financial
6.750%, 09/15/2017	1,800	1,707

Natural Gas - 1.1%
Oneok Partners
6.850%, 10/15/2037	1,000	990
Southern Union
7.200%, 11/01/2066 (d)	1,800	1,512
		2,502
Transportation - 0.4%
Con-way
7.250%, 01/15/2018	1,000	1,048

Total Investment Grade Corporate Bonds
(Cost $12,609)		11,795

Preferred Stocks - 3.8%	SHARES
Banking - 0.2%
Barclays Bank PLC
Series 3 (b)	17,000	411

Communications - 0.3%
US Cellular	32,000	693

Consumer Discretionary - 0.1%
M/I Homes
Series A (a)	20,050	371

Energy - 0.2%
Nexen (b)	20,000	480

Finance - 0.7%
Citigroup Capital XX (a)	25,000	619
Wachovia	40,000	988
		1,607
Insurance - 0.8%
Aspen Insurance Holdings (b)	50,000	1,078
Endurance Specialty Holdings
Series A (a) (b)	20,000	470
Renaissancere Holdings
Series D (a) (b)	18,740	387
		1,935
Real Estate - 1.2%
American Home Mortgage Investments - REIT
Series B (f)	10,000	-
Ashford Hospitality Trust - REIT
Series D	20,200	368
Duke Realty - REIT (a)	20,000	490
Series O	15,000	310
First Industrial Realty Trust - REIT
Series J	15,000	310
Hospitality Properties Trust - REIT
Series C	30,000	585
iStar Financial - REIT
Series G (a)	37,600	510
National Retail Properties - REIT	17,600	379
Series C
NorthStar Realty Finance - REIT
Series A	16,000	222
		3,174
Sovereign - 0.2%
Fannie Mae	20,000	481

Transportation - 0.1%
Delta Air Contingent Value (e)	8,000,000	250

Total Preferred Stocks
(Cost $11,863)		9,402

Closed End Funds - 2.6%
Aberdeen Asia-Pacific Income Fund (a)	130,000	806
BlackRock Global Energy and Resources Trust	21,000	629
Eaton Vance Floating-Rate Income Trust	63,000	891
Gabelli Global Gold Natural Resources & Income Trust	6,000	158
MFS Multimarket Income Trust	60,000	341
Nuveen Equity Premium Opportunity Fund	38,000	582
Nuveen Multi-Strategy Income and Growth Fund (a)	50,000	509
Nuveen Multi-Strategy Income and Growth Fund 2 (a)	41,000	417
Pioneer Diversified High Income Trust	21,000	398
Pioneer Floating Rate Trust	94,000	1,305
Total Closed-End Funds
(Cost $6,882)		6,036

Convertible Securities - 1.8%	PAR/SHARES
Basic Industry - 0.4%
Coeur d'Alene Mines
1.250%, 01/15/2024	$1,000	872

Consumer Cyclical - 0.5%
Continental Airlines Financial Trust	15,000	428
UAL
4.500%, 06/30/2021	$1,000	887
		1,315
Consumer Non Cyclical - 0.2%
Bunge Limited (b)	5,000	567

Electric - 0.2%
Entergy	6,000	392

Energy - 0.5%
Headwaters
2.875%, 06/01/2016	$1,500	1,206

Total Convertible Securities
(Cost $4,119)		4,352

Common Stocks - 1.4%	SHARES
Communications - 0.0%
Adelphia Recovery Trust (e)	958,406	58

Consumer Discretionary - 0.0%
Time Warner Cable
Class A (e)	20	-

Energy - 0.6%
Canadian Oil Sands Trust (b)	12,000	486
Penn West Energy Trust (b)	3,000	84
Peyto Energy Trust (b) (g)	33,000	626
Provident Energy Trust (b)	21,900	232
		1,428

Materials - 0.1%
Mechel - ADR (b)	1,100	125

Real Estate - 0.7%
Anworth Mortgage Asset - REIT (a)	28,000	172
Equity Residential Properties Trust - REIT (a)	7,000	290
Essex Property Trust - REIT (a)	2,000	228
Gramercy Capital - REIT (a)	9,000	188
MFA Mortgage Investments - REIT (a)	21,000	132
Regency Centers - REIT (a)	10,000	648
		1,658
Total Common Stocks
(Cost $3,117)		3,269

Asset-Backed Securities - 0.8%	PAR
Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 (h)	$8	8

Other - 0.8%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AJ
6.211%, 06/11/2050 (d)	460	367
Exum
Series 2007-A1, Class C
8.310%, 03/22/2014 (b) (c) (d)	1,000	785
Series 2007-2A, Class C
8.384%, 06/22/2014 (b) (c) (d)	1,000	800
		1,952
Total Asset-Backed Securities
(Cost $2,339)		1,960

Short-Term Investments - 4.1%
Money Market Fund - 3.3%	SHARES
First American Prime Obligations Fund, Class Z (i)	7,835,388	7,835

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills (j)	PAR
1.986%, 04/17/2008	$1,440	1,439
1.360%, 07/24/2008	420	418
		1,857
Total Short-Term Investments
(Cost $9,693)		9,692

Investment Purchased with Proceeds from Securities Lending - 12.1%
Mount Vernon Securities Lending Prime Portfolio (k)
(Cost $28,797)	28,796,940	28,797

Total Investments (l) - 110.8%
(Cost $282,239)		263,335
Other Assets and Liabilities, Net - (10.8)%		(25,937)
Total Net Assets - 100.0%		$237,398

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at March 31, 2008. Total loaned securities had a value of $27,764 at March 31, 2008.
(b)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On March 31, 2008, the value of these investments was $37,877 which represented 16.0% of total net assets.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $49,102 or 20.7% of total net assets.

(d)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2008.
(e)	Non-income producing security.
(f)	Security is in default at March 31, 2008.
(g)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(h)	Security considered illiquid. As of March 31, 2008, the value of these investments was $8 or 0.0% of total net assets.
(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(j)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2008.
(k)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

(l)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $282,239.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,765
	Gross unrealized depreciation	(20,979)
	Net unrealized depreciation	$ (19,214)

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts		Notional		Unrealized
	Purchased		Contract	Settlement	Appreciation
Description	(Sold	)	Value	Month	(Depreciation	)

U.S. Treasury 2 Year Note Futures	84		$18,031	June 2008	$108
U.S. Treasury 5 Year Note Futures	264		30,158	June 2008	488
U.S. Treasury 10 Year Note Futures	(24)		(2,855)	June 2008	(100)
U.S. Treasury Long Bond Futures	16		1,901	June 2008	61
					$557

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation )

Bank of America	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	$2,000	$97
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	400	7
JPMorgan	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	4,000	148
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	4,500	—
JPMorgan	HSBC Finance Corporation	Sell	2.400%	06/20/2013	2,000	(4)
JPMorgan	Markit ABX A071 Index	Sell	0.640%	08/25/2037	1,100	(83)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	700	26
UBS	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	3,000	(54)
UBS	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	450	48
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	1,200	64
						$249

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund

DESCRIPTION	PAR	VALUE+
U.S. Government & Agency Securities - 89.2%
Inflation Protected U.S. Treasuries (a) - 89.2%
U.S. Treasury Bonds
2.375%, 01/15/2017	$9,372	$10,460
2.375%, 01/15/2025 (b)	23,456	25,521
2.000%, 01/15/2026 (b)	7,257	7,482
2.375%, 01/15/2027 (b)	4,709	5,140
3.625%, 04/15/2028 (b)	13,962	18,105
3.875%, 04/15/2029 (b)	16,208	21,910
U.S. Treasury Notes
0.875%, 04/15/2010	13,301	13,612
3.500%, 01/15/2011	7,003	7,744
2.375%, 04/15/2011 (b)	19,671	21,134
2.000%, 04/15/2012	3,640	3,919
3.000%, 07/15/2012 (b)	12,912	14,471
1.875%, 07/15/2013	20,109	21,690
2.000%, 01/15/2014	21,656	23,456
2.000%, 07/15/2014 (b)	2,239	2,432
1.625%, 01/15/2015 (b)	12,296	13,042
1.875%, 07/15/2015 (b)	8,696	9,387
2.000%, 01/15/2016	7,071	7,667
2.500%, 07/15/2016	7,305	8,229
2.625%, 07/15/2017	8,655	9,863
1.625%, 01/15/2018	302	317

Total U.S. Government & Agency Securities
(Cost $232,129)		245,581

Corporate Bonds - 3.2%
Basic Industry - 0.9%
Evraz Group
8.250%, 11/10/2015 (c)	500	489
FMG Finance
10.000%, 09/01/2013 (c)	500	538
Georgia-Pacific
7.125%, 01/15/2017 (c)	150	139
Griffin Coal Mining
9.500%, 12/01/2016 (c)	500	360
Southern Copper
7.500%, 07/27/2035	950	974
		2,500
Brokerage - 0.7%
Merrill Lynch
Series CPI
5.241%, 03/02/2009 (d)	1,850	1,813

Communications - 0.1%
Idearc
8.000%, 11/15/2016	140	91
Intelsat
8.625%, 01/15/2015	140	141
		232

Consumer Cyclical - 0.0%
Rite Aid
7.500%, 03/01/2017	145	130

Consumer Non Cyclical - 0.1%
Constellation Brands
7.250%, 05/15/2017	200	194

Insurance - 1.4%
Allstate Life Global Funding Trust
Series MTN
5.130%, 03/01/2010 (d)	900	891
Pacific Life Global Funding
6.260%, 02/06/2016 (c) (d)	1,000	1,033
Principal Life
Series MTN
5.480%, 03/01/2012 (d)	900	837
Protective Life Secured Trust
6.210%, 07/10/2012 (d)	1,000	1,004
		3,765

Technology - 0.0%
NXP BV/NXP Funding
9.500%, 10/15/2015 (b)	115	95

Total Corporate Bonds
(Cost $8,734)		8,729

Asset-Backed Securities - 3.0%
Credit Cards - 0.7%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	1,000	1,004
Discover Card Master Trust
Series 2007-C1, Class C1
3.036%, 01/15/2013 (d)	500	443
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
3.116%, 05/15/2014 (c) (d)	625	545
		1,992

Other - 2.3%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	1,330	1,266
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	2,000	1,978
Greenwich Capital Commercial Funding
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 (d)	2,000	1,575
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (d)	1,000	784
Series 2007-C33, Class AJ
6.100%, 02/15/2051 (d)	1,000	784
		6,387
Total Asset-Backed Securities
(Cost $9,447)		8,379

Collateralized Mortgage Obligation - Private Mortgage-Backed Security - 0.9%
Fixed Rate - 0.9%
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037
(Cost $2,465)	2,514	2,411

Common Stocks - 0.5%	SHARES
Energy - 0.5%
ARC Energy Trust (e)	11,000	283
Baytex Energy Trust (b)	4,289	95
Harvest Energy Trust (b)	9,157	205
Penn West Energy Trust (b)	11,382	318
Peyto Energy Trust (e)	19,000	361
Provident Energy Trust	10,000	106

Total Common Stocks
(Cost $1,269)		1,368

Convertible Securities - 0.4%	PAR/SHARES
Basic Industry - 0.2%
Coeur d'Alene Mines
1.250%, 01/15/2024	$350	305
Freeport-McMoran Copper & Gold	1,500	211
		516

Consumer Non Cyclical - 0.1%
Bunge Limited	1,900	216

Energy - 0.1%
Headwaters
2.875%, 06/01/2016	$280	225
Total Convertible Securities
(Cost $1,044)		957

Municipal Bond - 0.4%	PAR
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $925)	$925	944

U.S. Government Agency Mortgage-Backed Security - 0.3%
Adjustable Rate (b) (d)- 0.3%
Fannie Mae
5.221%, 02/17/2009
(Cost $893)	900	908

Preferred Stock - 0.1%	SHARES
Sovereign - 0.1%
Fannie Mae
(Cost $400)	16,000	385

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Security - 0.1%	PAR
Fixed Rate - 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $267)	$266	278

Short-Term Investments - 1.8%	SHARES
Money Market Fund - 1.0%
First American Prime Obligations Fund, Class Z (f)	2,607,355	2,607

U.S. Treasury Obligations - 0.8%	PAR
U.S. Treasury Bills (g)
2.071%, 04/17/2008	$1,725	1,723
1.360%, 07/24/2008	600	598
		2,321
Total Short-Term Investments
(Cost $4,929)		4,928

Investment Purchased with Proceeds from Securities Lending - 47.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $131,879)	131,879,363	131,879

Total Investments (i) - 147.8%
(Cost $394,381)		406,747
Other Assets and Liabilities, Net - (47.8)%		(131,548)
Total Net Assets - 100.0%		275,199

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	This security or a portion of this security is out on loan at March 31, 2008. Total loaned securities had a value of $129,296 at March 31, 2008.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $4,370 or 1.6% of total net assets.

(d)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2008.
(e)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2008.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

(i)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $394,381.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$14,138
Gross unrealized depreciation	(1,772)
Net unrealized depreciation	$(12,366)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Australian Dollar Currency Futures	28	$ 2,531	June 2008	$ (50)
British Pounds Currency Futures	21	2,587	June 2008	(22)
Canadian Dollar Currency Futures	26	2,524	June 2008	(107)
Euro Bond Futures	(19)	(3,479)	June 2008	41
Euro Currency Futures	(14)	(2,753)	June 2008	(38)
Euro-Schatz Futures	84	13,859	June 2008	(79)
Japanese 10 Year Bond Futures	(4)	(5,639)	June 2008	(1)
Japanese Yen Currency Futures	(22)	(2,770)	June 2008	17
U.S. Treasury 2 Year Note Futures	278	59,674	June 2008	262
U.S. Treasury 5 Year Note Futures	232	26,502	June 2008	221
U.S. Treasury 10 Year Note Futures	(11)	(1,308)	June 2008	(5)
U.S. Treasury Long Bond Futures	(117)	(13,899)	June 2008	(45)
				$ 194

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	$ 1,386	$ 5
JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	3,960	(46)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	1,700	—
JPMorgan	Markit ABX A071 Index	Sell	0.640%	08/25/2037	1,300	(98)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	400	15
UBS	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	2,970	(27)
UBS	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	1,000	(18)
						$ (169)

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$ 13,000	$ 434
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	3,000	(261)
JPMorgan	3-Month LIBOR	Pay	2.693%	03/07/2010	14,000	65
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	12,900	421
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	3,100	(279)
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	3,000	(242)
						$ 138

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government & Agency Securities - 93.9%
U.S. Agency Debentures - 45.3%
Federal Farm Credit Bank
4.125%, 07/17/2009	$1,100	$1,126
4.500%, 10/05/2009	1,000	1,034
4.125%, 11/13/2009	1,560	1,600
4.750%, 05/07/2010	1,500	1,575
2.250%, 07/01/2010	1,365	1,362
5.250%, 09/13/2010	1,000	1,064
3.750%, 12/06/2010	1,575	1,621
5.750%, 01/18/2011	1,800	1,951
4.875%, 02/18/2011	1,600	1,696
3.000%, 03/03/2011	1,260	1,270
4.500%, 10/17/2012	1,565	1,651
Federal Home Loan Bank
4.875%, 03/12/2010	870	913
5.125%, 09/10/2010	900	957
4.375%, 09/17/2010	710	743
3.625%, 12/17/2010	885	909
5.375%, 08/19/2011	1,355	1,467
5.250%, 10/14/2011	745	757
4.625%, 10/10/2012	910	965
5.660%, 10/30/2013	755	768
5.375%, 05/18/2016	495	544
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,498
3.900%, 01/15/2010 (a)	1,135	1,096
5.625%, 01/18/2011	2,000	2,158
6.790%, 05/23/2012	3,175	3,598
6.000%, 03/15/2013	1,500	1,680
		35,003

U.S. Treasuries - 48.6%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,827
8.750%, 05/15/2017	635	895
9.125%, 05/15/2018	405	593
9.000%, 11/15/2018	1,125	1,645
8.875%, 02/15/2019	370	538
8.125%, 08/15/2019	865	1,205
U.S. Treasury Notes
2.000%, 02/28/2010	2,260	2,276
4.625%, 02/29/2012	1,050	1,145
4.750%, 05/31/2012	3,100	3,400
4.875%, 06/30/2012	1,415	1,559
4.625%, 07/31/2012	755	825
4.250%, 09/30/2012	4,305	4,653
3.375%, 11/30/2012	3,085	3,214
3.625%, 12/31/2012	3,485	3,672
1.875%, 07/15/2013 (b)	1,350	1,456
4.250%, 08/15/2013	2,445	2,662
4.500%, 05/15/2017	4,110	4,466
2.625%, 07/15/2017 (b)	1,293	1,474
		37,505
Total U.S. Government & Agency Securities
(Cost $70,409)		72,508
	SHARES
Short-Term Investment - 7.2%
First American U.S. Treasury Money Market Fund, Class Z (c)	5,581,945	5,582
(Cost $5,582)

Total Investments (d) - 101.1%
(Cost $75,991)		78,090
Other Assets and Liabilities, Net - (1.1)%		(861)
Total Net Assets - 100.0%		$77,229

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2008.
(b)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(d)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $75,991.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 2,298
	Gross unrealized depreciation	(199)
	Net unrealized appreciation	$ 2,099

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund

DESCRIPTION	PAR	VALUE+

Corporate Bonds - 41.7%
Banking - 5.2%
Bank of America
5.750%, 12/01/2017	$5,210	$5,392
8.000%, 12/29/2049 (a)	2,970	2,974
Citigroup
6.125%, 11/21/2017	5,485	5,477
Citigroup Capital XXI
8.300%, 12/21/2057 (b)	1,475	1,453
JPMorgan Chase
5.150%, 10/01/2015	3,290	3,232
National City Preferred Capital Trust I
12.000%, 12/29/2049 (b)	1,560	1,560
North Fork Bancorp
5.875%, 08/15/2012	3,130	2,827
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (b)	1,170	979
Wachovia
5.750%, 02/01/2018	3,155	3,090
7.980%, 02/28/2049 (b)	4,745	4,662
Wells Fargo
4.375%, 01/31/2013 (a)	6,010	5,979
5.625%, 12/11/2017	4,430	4,531
		42,156
Basic Industry - 1.4%
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,995
E.I. Du Pont de Nemours
5.000%, 01/15/2013	3,315	3,452
Teck Cominco
5.375%, 10/01/2015 (a)	2,810	2,758
U.S. Steel
7.000%, 02/01/2018	1,750	1,709
Vale Overseas
6.250%, 01/11/2016	1,525	1,521
		11,435
Brokerage - 4.5%
Goldman Sachs Capital II
5.793%, 12/29/2049 (b)	1,165	776
Goldman Sachs Group
6.150%, 04/01/2018	10,000	9,985
Lehman Brothers Holdings
6.500%, 07/19/2017	2,215	2,103
Series MTN
5.625%, 01/24/2013	3,220	3,131
Merrill Lynch
5.450%, 02/05/2013	2,950	2,902
6.050%, 05/16/2016	4,625	4,389
Morgan Stanley
5.375%, 10/15/2015	6,550	6,216
Series MTN
6.625%, 04/01/2018	6,700	6,702
		36,204
Capital Goods - 0.7%
Honeywell International
4.250%, 03/01/2013	3,735	3,773
John Deere Capital
Series MTN
4.500%, 04/03/2013	1,990	1,987
		5,760
Communications - 3.3%
AT&T
4.950%, 01/15/2013	9,320	9,351
British Sky Broadcasting
6.100%, 02/15/2018 (c)	2,980	2,973
British Telecom
5.950%, 01/15/2018	2,415	2,340
Comcast
6.300%, 11/15/2017	4,050	4,099
Deutsche Telekom
8.500%, 06/15/2010	3,690	3,947
Embarq
7.082%, 06/01/2016	1,170	1,108
Telefonica Emisones
6.221%, 07/03/2017	1,115	1,122
Vodafone Group
5.625%, 02/27/2017 (a)	2,000	1,945
		26,885
Consumer Cyclical - 3.3%
American Honda Finance
Series MTN
4.625%, 04/02/2013 (c)	3,660	3,682
Home Depot
5.875%, 12/16/2036	1,775	1,449
McDonald's
Series MTN
5.350%, 03/01/2018	4,680	4,737
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,580
Target
5.125%, 01/15/2013 (a)	6,025	6,181
Whirlpool
Series MTN
5.500%, 03/01/2013	3,510	3,567
Yum! Brands
8.875%, 04/15/2011	2,740	3,020
		26,216
Consumer Non Cyclical - 3.5%
AmerisourceBergen
5.625%, 09/15/2012	2,000	2,068
Cardinal Health
6.750%, 02/15/2011	2,500	2,650
Covidien International
5.450%, 10/15/2012 (c)	2,240	2,311
General Mills
5.700%, 02/15/2017	4,410	4,446
Kellogg
5.125%, 12/03/2012	3,315	3,428
Kraft Foods
6.500%, 08/11/2017	3,800	3,898
Schering-Plough
5.550%, 12/01/2013	4,595	4,746
UnitedHealth Group
4.875%, 02/15/2013	2,965	2,929
6.000%, 02/15/2018 (a)	2,000	1,959
		28,435
Electric - 2.9%
MidAmerican Energy Holdings
3.500%, 05/15/2008	4,600	4,599
National Rural Utilities
5.750%, 08/28/2009	3,850	3,953
Ohio Power, Series K
6.000%, 06/01/2016	2,100	2,109
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,139
Pacific Gas & Electric
5.625%, 11/30/2017	3,250	3,339
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (c)	2,030	1,992
Virginia Electric Power
5.950%, 09/15/2017	3,780	3,981
		23,112
Energy - 2.7%
Canadian National Resources
5.900%, 02/01/2018	4,510	4,614
Encana
5.900%, 12/01/2017	3,250	3,331
Marathon Oil
5.900%, 03/15/2018 (a)	3,080	3,096
Nexen
5.650%, 05/15/2017	4,180	4,139
Tengizcheveroil Finance
6.124%, 11/15/2014 (c)	3,095	2,953
Weatherford International
5.950%, 06/15/2012	3,690	3,847
		21,980
Finance - 2.7%
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	2,053
American General Finance
3.875%, 10/01/2009	4,345	4,286
Capital One Financial
6.150%, 09/01/2016	1,775	1,491
CIT Group
5.650%, 02/13/2017	1,195	927
General Electric Capital
Series MTN
5.625%, 09/15/2017	3,955	4,047
International Lease Finance
6.375%, 03/25/2013	1,890	1,889
Janus Capital Group
6.700%, 06/15/2017	1,620	1,577
SLM
Series MTN
5.400%, 10/25/2011	2,270	1,833
Transcapitalinvest
5.670%, 03/05/2014 (c)	4,125	3,833
		21,936
Industrial Other - 0.6%
Johnson Controls
5.250%, 01/15/2011	4,720	4,870

Insurance - 1.1%
Ace INA Holdings
5.700%, 02/15/2017	2,765	2,753
Allied World Assurance
7.500%, 08/01/2016	3,040	3,119
AXA
6.463%, 12/31/2049 (b) (c)	1,605	1,288
MBIA Insurance
14.000%, 01/15/2033 (b) (c)	640	627
ZFS Finance USA Trust V
6.500%, 05/09/2037 (b) (c)	1,530	1,381
		9,168
Natural Gas - 1.0%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	4,560	4,496
Transocean
6.000%, 03/15/2018	3,315	3,410
		7,906
Real Estate - 2.6%
Health Care - REIT
5.875%, 05/15/2015	3,775	3,496
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	4,300	3,680
Istar Financial - REIT
5.650%, 09/15/2011	4,225	3,211
Mack-Cali Realty - REIT
7.250%, 03/15/2009	4,500	4,555
Prologis - REIT
5.500%, 04/01/2012	3,080	3,088
Prologis 2006 - REIT
5.750%, 04/01/2016	3,525	3,236
		21,266
Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 (a)	1,400	1,471

Technology - 3.5%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,525
Computer Sciences
6.500%, 03/15/2018 (c)	3,490	3,546
Electronic Data Systems
7.125%, 10/15/2009	2,500	2,550
Hewlett-Packard
4.500%, 03/01/2013	2,930	2,972
IBM
5.700%, 09/14/2017	5,935	6,217
Jabil Circuit
5.875%, 07/15/2010	4,200	4,148
Motorola
8.000%, 11/01/2011	3,900	3,964
National Semiconductor
6.600%, 06/15/2017	2,930	2,904
		27,826
Transportation - 2.3%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,695	10,019
Burlington Northern Santa Fe
5.650%, 05/01/2017	3,485	3,490
Erac USA Finance
6.375%, 10/15/2017 (c)	1,445	1,291
United Parcel Service
5.500%, 01/15/2018	3,215	3,396
		18,196
Water - 0.2%
American Water Capital
6.085%, 10/15/2017 (c)	1,420	1,478
Total Corporate Bonds
(Cost $338,407)		336,300

Asset-Backed Securities - 28.1%
Automotive - 6.4%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	4,240	4,282
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (c)	8,425	7,754
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	9,895	9,998
Series 2005-6, Class A4
4.930%, 03/18/2011	7,400	7,521
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	10,940	11,064
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	10,960	11,082
		51,701
Credit Cards - 3.2%
American Express Credit Account Master Trust
Series 2004-3, Class C
3.288%, 12/15/2011 (b) (c)	720	682
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (b)	1,930	1,745
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	6,290	6,598
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,683
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (b)	1,940	1,720
Series 2007-A1, Class A1
5.650%, 03/16/2020	1,530	1,528
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (b) (c)	1,920	1,676
		25,632
Equipment Lease - 0.7%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	5,450	5,554

Home Equity - 0.4%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	38	36
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028	50	50
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	3,309
Saxon Asset Securities Trust
Series 2004-1, Class A
5.860%, 03/25/2035 (b)	142	118
		3,513
Manufactured Housing - 0.9%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028	142	151
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	6,686	6,729
		6,880
Other - 14.5%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045 (b)	3,370	3,218
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
6.177%, 09/11/2042 (b) (c)	1,470	875
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	3,501
Series 2007-PW18, Class AJ
6.211%, 06/11/2050 (b)	1,775	1,415
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	2,277
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (c)	5,040	5,001
Series 2004-RS1, Class A
4.018%, 03/03/2041 (c)	2,351	2,295
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (c)	7,390	7,206
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	4,420	4,208
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	5,000	4,905
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (b)	4,150	3,268
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.560%, 04/10/2038	11,945	11,881
Series 2006-GG8, Class A2
5.479%, 11/10/2039	20,495	20,252
Series 2006-RR2, Class A1
5.689%, 06/23/2046 (c)	5,075	3,722
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 (b)	1,230	998
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.324%, 07/12/2038 (b)	1,455	1,119
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (b)	630	509
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (b)	590	463
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	5,610	5,764
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	5,116	5,118
Series 2006-P10B, Class 1
5.681%, 08/10/2016	8,250	8,446
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	10,280	9,991
Series 2007-C34, Class A2
5.569%, 05/15/2046	7,210	7,059
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (b)	2,375	1,861
Series 2007-C33, Class AJ
6.120%, 02/15/2051 (b)	2,315	1,814
		117,166
Utilities - 2.0%
Centerpoint Energy Transition
Series 2008-A, Class A-1
4.192%, 02/01/2020	6,260	6,221
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	9,615	9,748
		15,969
Total Asset-Backed Securities
(Cost $231,215)		226,415

U.S. Government & Agency Securities - 11.9%
U.S. Agency Debentures - 6.1%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 (c)	13,900	15,074
Federal Home Loan Mortgage Corporation
4.500%, 08/04/2008 (a)	4,420	4,451
5.125%, 08/23/2010 (a)	7,755	8,238
5.375%, 01/09/2014 (a)	16,795	17,085
Federal National Mortgage Association
4.500%, 02/15/2011 (a)	4,245	4,459
		49,307
U.S. Treasuries (a) - 5.8%
U.S. Treasury Bonds
8.750%, 05/15/2020	3,365	4,929
U.S. Treasury Notes
3.875%, 10/31/2012	27,725	29,473
1.875%, 07/15/2013 (d)	7,573	8,168
2.625%, 07/15/2017 (d)	3,599	4,101
		46,671
Total U.S. Government & Agency Securities
(Cost $92,608)		95,978

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 9.8%
Adjustable Rate (b) - 5.0%
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.964%, 09/20/2036	6,726	5,196
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.258%, 10/25/2033	10,561	10,606
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
2.779%, 07/19/2047	5,871	4,313
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	362	363
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.450%, 10/25/2033	11,500	10,444
Series 2004-E, Class A5
3.662%, 05/25/2034	9,010	9,026
Series 2004-N, Class A3
4.986%, 08/25/2034	260	259
		40,207
Fixed Rate - 4.8%
ABN AMRO Mortgage
Series 2003-9, Class A6
4.750%, 08/25/2018	6,363	6,210
Banc of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	6,163	6,150
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,899
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	4,970	4,663
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	2,151	2,075
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,145	2,157
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (c)	3,465	3,364
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011	40	40
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022	3,702	3,639
Wells Fargo Mortgage Backed Securities Trust
Series 2005-3, Class A9
5.500%, 05/25/2035	3,242	2,275
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (e)	30	30
		38,502
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $82,438)		78,709

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.6%
Fixed Rate - 3.6%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (a)	5,173	5,395
Series 2780, Class QC
4.500%, 03/15/2017 (a)	10,203	10,392
Series 2750, Class HE
5.000%, 02/15/2019 (a)	5,930	6,117
Series 1167, Class E
7.500%, 11/15/2021	22	22
Series 1286, Class A
6.000%, 05/15/2022	67	67
Federal National Mortgage Association
Series 2003-4, Class PE
5.000%, 02/25/2018 (a)	6,805	6,984
Series 1990-89, Class K
6.500%, 07/25/2020	16	17
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $27,563)		28,994

U.S. Government Agency Mortgage-Backed Securities - 3.3%
Adjustable Rate (b) - 1.4%
Federal Home Loan Mortgage Corporation Pool
7.400%, 01/01/2028, #786281	906	928
6.422%, 04/01/2029, #847190	1,414	1,443
6.638%, 10/01/2030, #847209	3,139	3,169
6.610%, 05/01/2031, #847161 (a)	1,023	1,061
6.595%, 09/01/2033, #847210 (a)	2,695	2,763
Federal National Mortgage Association Pool
6.966%, 09/01/2033, #725111	1,835	1,876
		11,240
Fixed Rate - 1.9%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
6.333%, 01/25/2012	5,391	5,578
Federal National Mortgage Association Pool
5.000%, 03/01/2023, #889235	9,375	9,473
		15,051
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $26,273)		26,291

Preferred Stock - 0.3%
Sovereign - 0.3%	SHARES
Fannie Mae	92,000	2,212
(Cost $2,300)

Municipal Bond - 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B	PAR
6.950%, 09/01/2016	$1,970	2,011
(Cost $1,970)

Short-Term Investments - 4.5%
Money Market Fund - 4.4%	SHARES
First American Prime Obligations Fund, Class Z (f)	35,532,582	35,533

U.S. Treasury Obligations - 0.1%	PAR
U.S. Treasury Bills (g)
1.380%, 07/17/2008	$585	583
1.360%, 07/24/2008	370	368
		951
Total Short-Term Investments
(Cost $36,484)		36,484

Investment Purchased with Proceeds from Securities Lending - 16.6%	SHARES
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $133,624)	133,624,371	133,624

Total Investments (i) - 120.0%
(Cost $972,882)		967,018
Other Assets and Liabilities, Net - (20.0)%		(161,225)
Total Net Assets - 100.0%		$805,793

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at March 31, 2008. Total loaned securities had a value of $130,487 at March 31, 2008.
(b)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2008.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $79,212 or 9.8% of total net assets.

(d)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)	Security considered illiquid. As of March 31, 2008, the value of this investment was $30 or 0.0% of total net assets.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2008.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

(i)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $972,882.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 11,938
	Gross unrealized depreciation	(17,802)
	Net unrealized depreciation	$ (5,864)

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold )	Value	Month	(Depreciation )

U.S. Treasury 2 Year Note Futures	(106)	$(22,754)	June 2008	$(19)
U.S. Treasury 5 Year Note Futures	313	35,755	June 2008	408
U.S. Treasury 10 Year Note Futures	106	12,609	June 2008	118
U.S. Treasury Long Bond Futures	(112)	(13,305)	June 2008	(275)
				$232

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation )

Bank of America	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	$16,000	$133
Deutche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	20,400	(228)
Deutche Bank	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	25,200	(81)
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	800	13
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	1,500	56
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	2,000	54
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	2,000	36
UBS	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	1,800	193
UBS	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	8,500	(31)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	2,000	34
						$179

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation )

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$41,000	$1,370
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	10,000	(871)
JPMorgan	3-Month LIBOR	Pay	2.693%	03/07/2010	41,000	190
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	10,000	(900)
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	41,000	1,339
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	10,000	(805)
						$323

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund

DESCRIPTION	PAR	VALUE+

Asset-Backed Securities - 41.0%
Automotive - 8.0%
Auto Bond Receivables Trust
Series 1993-I, Class A
6.125%, 11/15/2021 (a) (b) (c)	$106	$—
DaimlerChrysler Auto Trust
Series 2006-C, Class A3
5.020%, 07/08/2010	5,000	5,040
FTN Financial Auto Securitization Trust
Series 2004-A, Class B
3.000%, 06/15/2010 (d)	58	58
Hertz Vehicle Financing
Series 2005-2A, Class A2
4.930%, 02/25/2010 (d)	5,460	5,394
Honda Auto Receivables Owner Trust
Series 2007-3, Class A2
5.290%, 01/15/2010	5,000	5,046
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A3
5.160%, 02/15/2010	3,612	3,640
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	7,000	7,079
		26,257
Credit Cards - 8.5%
American Express Credit Account Master Trust
Series 2004-3, Class C
3.288%, 12/15/2011 (d) (e)	300	284
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (e)	905	818
Bank One Issuance Trust
Series 2004-B2, Class B2
4.370%, 04/15/2012	1,200	1,192
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,241	5,308
Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.850%, 02/10/2011	3,557	3,606
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,474
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (e)	885	784
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012	4,950	5,031
MBNA Credit Card Master Note Trust
Series 2005-A7, Class A7
4.300%, 02/15/2011	4,000	4,011
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (d) (e)	1,855	1,619
		28,127
Equipment Leases - 1.7%
Caterpillar Financial Asset Trust
Series 2006-A, Class A3
5.570%, 05/25/2010	705	712
Series 2007-A, Class A3A
5.340%, 06/25/2012	2,550	2,599
CNH Equipment Trust
Series 2006-B, Class A3
5.200%, 06/15/2010	2,358	2,378
		5,689
Home Equity - 1.6%
Citicorp Residential Mortgage Securities Trust
Series 2006-1, Class A1
5.956%, 07/25/2036	1,319	1,307
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	2,133	1,877
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025	54	49
Series 1996-4, Class A
7.250%, 01/25/2028	282	250
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029	1,697	1,694
		5,177
Manufactured Housing - 1.6%
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	1,987	2,000
Series 2005-B, Class A2
5.247%, 12/15/2018	3,230	3,279
		5,279
Other - 17.8%
Banc of America Commercial Mortgage
Series 2004-4, Class A2
4.041%, 07/10/2042	3,239	3,212
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	2,089	2,106
Series 2007-PW18, Class AJ
6.211%, 06/11/2050	730	582
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,385	1,348
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A, Class A1
3.765%, 07/10/2037	781	778
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	1,243	1,213
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	4,807	4,839
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	6,380	6,222
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	2,750	2,618
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2
6.175%, 05/15/2033	4,837	4,852
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,943
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	12,390	12,314
GS Mortgage Securities II
Series 2004-C1, Class A1
3.659%, 10/10/2028	4,118	4,083
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035	3,228	3,266
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	2,893	2,882
Series 2004-C2, Class A1
2.946%, 03/15/2029	4,667	4,595
		58,853
Utilities - 1.8%
Oncor Electric Delivery Transition Bond Company
Series 2003-1, Class A2
4.030%, 02/15/2012	2,194	2,214
PG&E Energy Recovery Funding
Series 2005-1, Class A2
3.870%, 06/25/2011	2,767	2,779
Public Service New Hampshire Funding
Series 2001-1, Class A2
5.730%, 11/01/2010	786	792
		5,785
Total Asset-Backed Securities
(Cost $135,443)		135,167

Corporate Bonds - 19.7%
Banking - 3.9%
Bank of America
7.800%, 02/15/2010	2,500	2,672
Citigroup
4.125%, 02/22/2010 (f)	2,000	1,981
HSBC Finance
6.750%, 05/15/2011	2,345	2,433
Popular North America
3.875%, 10/01/2008	2,925	2,914
Wells Fargo
4.625%, 08/09/2010	2,750	2,824
		12,824
Basic Industry - 0.1%
Georgia-Pacific
8.125%, 05/15/2011	500	496

Brokerage - 1.0%
Merrill Lynch
5.450%, 02/05/2013	1,250	1,230
Morgan Stanley
4.000%, 01/15/2010 (f)	2,000	1,976
		3,206
Communications - 1.3%
Comcast Cable Communications
6.875%, 06/15/2009	2,305	2,380
Idearc
8.000%, 11/15/2016	275	178
Intelsat
8.625%, 01/15/2015	190	191
Vodafone Airtouch
7.750%, 02/15/2010	1,500	1,590
		4,339
Consumer Cyclical - 3.0%
DaimlerChrysler
Series MTN
5.750%, 09/08/2011	2,000	2,042
Ford Motor Credit
6.625%, 06/16/2008	2,500	2,472
Harrah's Operating Company
5.500%, 07/01/2010	2,000	1,750
Quest Diagnostic
5.125%, 11/01/2010	1,990	2,041
Rite Aid
7.500%, 03/01/2017	180	162
Yum! Brands
8.875%, 04/15/2011	1,260	1,389
		9,856
Consumer Non Cyclical - 2.5%
AmerisourceBergen
5.625%, 09/15/2012	1,000	1,034
Cardinal Health
6.750%, 02/15/2011	1,250	1,325
Constellation Brands
7.250%, 05/15/2017	390	378
Covidien International
5.150%, 10/15/2010 (d)	3,000	3,099
UnitedHealth Group
3.750%, 02/10/2009	2,500	2,501
		8,337
Electric - 1.4%
Arizona Public Service
6.375%, 10/15/2011	2,000	2,074
MidAmerican Energy Holdings
3.500%, 05/15/2008	2,500	2,499
		4,573
Energy - 0.1%
TNK-BP Finance
7.875%, 03/13/2018 (d)	510	471

Finance - 2.1%
American Express Travel
5.250%, 11/21/2011 (d)	2,450	2,456
Ameriprise Financial
5.350%, 11/15/2010	1,000	1,025
CIT Group
5.650%, 02/13/2017	100	77
ILFC E-Capital Trust I
5.900%, 12/21/2065 (d) (e)	1,000	802
International Lease Finance
5.000%, 04/15/2010	2,525	2,527
		6,887
Insurance - 0.8%
Allstate Life Global Funding
Series MTN
4.250%, 02/26/2010 (f)	2,500	2,550

Real Estate - 0.6%
Istar Financial - REIT
6.000%, 12/15/2010	2,500	1,950

Technology - 2.3%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,524
Electronic Data Systems
7.125%, 10/15/2009	2,000	2,040
First Data
9.875%, 09/24/2015 (d) (f)	455	374
Jabil Circuit
5.875%, 07/15/2010	2,295	2,267
Motorola
8.000%, 11/01/2011	1,200	1,220
NXP BV/NXP Funding
9.500%, 10/15/2015 (f)	160	132
		7,557
Transportation - 0.6%
FedEx
5.500%, 08/15/2009	2,000	2,048
Total Corporate Bonds
(Cost $65,686)		65,094

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 16.1%
Adjustable Rate (e) - 12.8%
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.146%, 07/25/2034	3,000	2,943
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	3,184	2,956
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.731%, 12/20/2046	4,785	3,637
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034	635	605
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.877%, 01/25/2035	2,110	1,996
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037	4,944	3,719
Series 2007-4, Class 2A1
2.779%, 07/19/2047	2,792	2,052
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.352%, 03/25/2035	727	735
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.992%, 02/25/2034	1,628	1,493
Series 2006-A7, Class 3A4
5.944%, 01/25/2037	863	625
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	285	286
Washington Mutual
Series 2003-AR10, Class A6
4.060%, 10/25/2033	7,000	6,988
Series 2004-AR7, Class A6
3.941%, 07/25/2034	5,000	5,029
Series 2007-HY2, Class 3A2
5.942%, 09/25/2036	877	798
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034	5,868	5,879
Series 2004-N, Class A3
4.104%, 08/25/2034	164	163
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	2,256	2,175
		42,079
Fixed Rate - 3.3%
ABN AMRO Mortgage
Series 2003-9, Class A6
4.750%, 08/25/2018	3,031	2,958
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	3,462	3,383
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,569	2,583
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)	1,688	1,639
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	426	427
		10,990
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $56,071)		53,069

U.S. Government Agency Mortgage-Backed Securities - 9.2%
Adjustable Rate (e) - 6.8%
Federal Home Loan Mortgage Corporation Pool
7.250%, 12/01/2026, #756591	810	826
6.983%, 01/01/2029, #846946 (f)	539	549
7.045%, 10/01/2029, #786853	329	335
7.222%, 04/01/2030, #972055 (f)	353	365
6.803%, 05/01/2030, #847014 (f)	410	415
6.216%, 06/01/2031, #847367	262	265
7.020%, 08/01/2032, #847331 (f)	2,876	2,966
7.078%, 09/01/2032, #847652	1,716	1,746
7.106%, 10/01/2032, #847063 (f)	263	267
4.223%, 05/01/2033, #780456	1,253	1,271
Federal National Mortgage Association Pool
7.008%, 11/01/2025, #433988 (f)	736	744
7.125%, 02/01/2028, #415285	55	56
6.991%, 10/01/2030, #847241	2,095	2,138
6.118%, 06/01/2031, #625338 (f)	420	437
6.912%, 12/01/2031, #535363 (f)	1,736	1,809
7.103%, 03/01/2032, #545791	55	56
7.110%, 05/01/2032, #634948 (f)	217	222
7.176%, 05/01/2032, #545717	496	505
4.476%, 10/01/2032, #661645 (f)	274	279
4.703%, 12/01/2032, #671884	611	623
7.172%, 04/01/2034, #775389	223	225
4.266%, 07/01/2034, #795242 (f)	3,883	3,950
7.172%, 08/01/2036, #555369	350	357
Government National Mortgage Association Pool
5.750%, 08/20/2021, #8824	190	192
5.750%, 07/20/2022, #8006 (f)	238	240
5.750%, 09/20/2025, #8699	125	126
5.375%, 04/20/2026, #8847	107	109
5.750%, 08/20/2027, #80106	36	36
6.375%, 01/20/2028, #80154	58	60
5.375%, 05/20/2029, #80283 (f)	214	219
5.875%, 11/20/2030, #80469 (f)	251	252
5.375%, 04/20/2031, #80507 (f)	134	137
5.500%, 08/20/2031, #80535 (f)	406	408
6.500%, 02/20/2032, #80580 (f)	100	102
		22,287
Fixed Rate - 2.4%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.837%, 01/25/2012	2,995	3,099
Federal Home Loan Mortgage Corporation Pool
7.750%, 07/01/2009, #184513	1	1
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340 (f)	765	786
5.000%, 03/01/2013, #254682	497	509
4.000%, 12/01/2013, #255039 (f)	3,460	3,479
		7,874
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $30,003)		30,161

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 4.6%
Fixed Rate - 4.6%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (f)	3,720	3,880
Series 2780, Class QC
4.500%, 03/15/2017 (f)	5,000	5,093
Series 1022, Class J
6.000%, 12/15/2020	34	34
Series 2738, Class UA
3.570%, 12/15/2023 (f)	1,909	1,908
Series 2589, Class GK
4.000%, 03/15/2026 (f)	975	975
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	95	97
Series 2004-90, Class GA
4.350%, 03/25/2034 (f)	3,218	3,210

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $14,717)		15,197

U.S. Government & Agency Securities - 2.2%
U.S. Treasuries - 2.2%
U.S. Treasury Notes
2.375%, 04/15/2011 (f) (g)	6,300	6,769
4.125%, 08/31/2012 (f)	485	520
Total U.S. Government & Agency Securities
(Cost $7,184)		7,289

Short-Term Investments - 6.3%
Money Market Fund - 5.2%	SHARES
First American Prime Obligations Fund, Class Z (h)	17,035,616	17,036

U.S. Treasury Obligations - 1.1%	PAR
U.S. Treasury Bills (i)
2.003%, 04/17/2008	$3,140	3,137
1.380%, 07/17/2008	475	473
1.360%, 07/24/2008	180	179
		3,789
Total Short-Term Investments
(Cost $20,825)		20,825

Investment Purchased with Proceeds from Securities Lending - 13.2%	SHARES
Mount Vernon Securities Lending Prime Portfolio (j)
(Cost $43,447)	43,446,996	43,447

Total Investments (k) - 112.3%
(Cost $373,376)		370,249
Other Assets and Liabilities, Net - (12.3)%		(40,449)
Total Net Assets - 100.0%		$329,800

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.  As of March 31, 2008, the fund held a fair valued security disclosed in footnote (a).

(a)	Security is fair valued and illiquid. As of March 31, 2008, the fair value of this investment was $0 or 0.0% of total net assets.

Security	Par	Dates Acquired	Cost Basis
Auto Bond Receivables Trust	$ 106	11/98 - 11/00	$ 106

(b)	Security in default at March 31, 2008.
(c)	Non-income producing security.
(d)
Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $26,249 or 8.0% of total net assets.

(e)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2008.
(f)	This security or a portion of this security is out on loan at March 31, 2008. Total loaned securities had a value of $41,501 at March 31, 2008.
(g)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(i)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2008.
(j)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market.

(k)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $373,376.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,473
	Gross unrealized depreciation	(6,600)
	Net unrealized depreciation	$ (3,127)

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation )

U.S. Treasury 2 Year Note Futures	385	$82,643	June 2008	$340
U.S. Treasury 5 Year Note Futures	(180)	(20,562)	June 2008	(192)
U.S. Treasury 10 Year Note Futures	(21)	(2,498)	June 2008	(81)
				$67

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation )

Bank of America	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	$6,600	$55
Bank of America	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	2,277	8
Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	8,800	(107)
Deutche Bank	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	10,200	(34)
JPMorgan	Markit ABX AO71 Index	Sell	0.640%	08/25/2037	1,700	(128)
JPMorgan	Dow Jones CDX IG7 Index	Sell	0.250%	12/20/2009	25,000	(592)
JPMorgan	Dow Jones iTRAXX Asia ex-Japan Index	Sell	6.500%	6/20/2013	600	(3)
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	700	11
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	1,000	(8)
JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	1,683	(38)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	1,100	41
UBS	Dow Jones iTRAXX Asia ex-Japan Index	Sell	6.500%	06/20/2013	1,100	(20)
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	1,000	27
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	1,000	18
UBS	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	3,500	(13)
UBS	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	750	80
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	1,000	17
						$(686)

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

UBS	3-Month LIBOR	Receive	4.773%	01/18/2011	$12,000	$(663)
UBS	3-Month LIBOR	Pay	5.180%	08/02/2010	34,000	2,016
						$1,353

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund

DESCRIPTION		PAR	VALUE+

Corporate Bonds - 33.8%
Banking - 6.0%
Bank of America
5.750%, 12/01/2017 (a)		$6,655	$6,887
8.000%, 12/29/2049 (c)		5,170	5,176
Citigroup
6.125%, 11/21/2017		4,100	4,094
6.875%, 03/05/2038		2,550	2,548
Citigroup Capital XXI
8.300%, 12/21/2057 (c)		7,520	7,410
JPMorgan Chase
5.150%, 10/01/2015		4,835	4,749
6.000%, 01/15/2018		3,100	3,233
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036		3,870	3,386
Lloyds
6.267%, 12/31/2049 (b) (c)		3,260	2,501
National City Preferred Capital Trust I
12.000%, 12/29/2049 (c)		2,060	2,060
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (c)		3,630	3,036
Wachovia
5.750%, 02/01/2018		4,395	4,305
7.980%, 02/28/2049 (c)		6,500	6,386
Washington Mutual Preferred IV
9.750%, 10/29/2049 (b) (c)		2,650	2,027
Wells Fargo
5.625%, 12/11/2017		6,050	6,188
Wells Fargo Capital X
5.950%, 12/15/2036		945	852
			64,838
Basic Industry - 1.4%
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010		1,500	1,666
Evraz Group
8.250%, 11/10/2015 (b) (d)		1,425	1,395
FMG Finance
10.000%, 09/01/2013 (b) (d)		1,185	1,274
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017		1,745	1,852
Georgia-Pacific
7.125%, 01/15/2017 (a) (b)		1,200	1,110
Griffin Coal Mining
9.500%, 12/01/2016 (b) (d)		1,410	1,015
Noble Group Limited
6.625%, 03/17/2015 (b) (d)		1,665	1,431
Southern Copper
7.500%, 07/27/2035		1,265	1,297
Teck Cominco Limited
6.125%, 10/01/2035		1,575	1,346
U.S. Steel
7.000%, 02/01/2018		2,250	2,198
Vale Overseas
6.250%, 01/11/2016		1,020	1,017
			15,601
Brokerage - 4.5%
Bear Stearns
7.250%, 02/01/2018		4,385	4,532
Goldman Sachs Capital II
5.793%, 12/29/2049 (c)		8,125	5,412
Goldman Sachs Group
6.150%, 04/01/2018 (e)		3,485	3,480
6.750%, 10/01/2037		6,085	5,661
Lehman Brothers Holdings
6.500%, 07/19/2017		2,355	2,236
Series MTN
5.625%, 01/24/2013		3,325	3,233
Merrill Lynch
5.450%, 02/05/2013		5,635	5,544
6.050%, 05/16/2016		6,235	5,917
Morgan Stanley
5.375%, 10/15/2015		3,895	3,696
Series MTN
6.625%, 04/01/2018		9,500	9,503
			49,214
Capital Goods - 0.1%
Siemens Financiering
6.125%, 08/17/2026 (b)		1,350	1,318

Communications - 2.3%
AT&T
5.500%, 02/01/2018		3,185	3,119
6.300%, 01/15/2038		1,290	1,247
British Sky Broadcasting
6.100%, 02/15/2018 (b)		3,700	3,692
British Telecom
5.950%, 01/15/2018		3,550	3,440
Comcast
6.300%, 11/15/2017		4,235	4,286
Embarq
7.082%, 06/01/2016		1,545	1,463
Idearc
8.000%, 11/15/2016		1,740	1,127
Intelsat
8.625%, 01/15/2015 (d)		1,425	1,436
News America
6.650%, 11/15/2037 (b)		2,100	2,118
Telecom Italia Capital
4.000%, 11/15/2008		1,170	1,159
Telefonica Emisones
6.221%, 07/03/2017		1,205	1,212
Vimpelcom
8.250%, 05/23/2016 (b) (d)		1,110	1,093
			25,392
Consumer Cyclical - 1.5%
Galaxy Entertainment
9.875%, 12/15/2012 (b) (d)		575	571
Home Depot
5.875%, 12/16/2036		1,540	1,257
Lippo Karwaci Finance
8.875%, 03/09/2011 (d)		1,075	1,009
McDonald's
Series MTN
5.350%, 03/01/2018		2,695	2,728
Rite Aid
7.500%, 03/01/2017		1,100	990
Shimao Property Holdings
8.000%, 12/01/2016 (b)		1,110	805
Target
7.000%, 01/15/2038		3,875	3,983
Viacom
6.875%, 04/30/2036		1,975	1,902
Whirlpool
Series MTN
5.500%, 03/01/2013		3,165	3,216
			16,461
Consumer Non Cyclical - 1.7%
AmerisourceBergen
5.625%, 09/15/2012		2,000	2,068
Cardinal Health
6.750%, 02/15/2011		2,500	2,650
Constellation Brands
7.250%, 05/15/2017		2,000	1,940
Covidien International
6.550%, 10/15/2037 (b)		3,035	3,102
Fisher Scientific International
6.750%, 08/15/2014		785	801
Kraft Foods
6.500%, 08/11/2017		5,100	5,232
UnitedHealth Group
6.875%, 02/15/2038		1,970	1,882
Vitro
9.125%, 02/01/2017 (d)		1,265	1,050
			18,725
Electric - 1.8%
Dynegy Holdings
7.750%, 06/01/2019		1,385	1,295
Edison Mission Energy
7.500%, 06/15/2013		1,060	1,086
Energy Future Holdings
10.875%, 11/01/2017 (b)		1,380	1,394
Florida Power & Light
5.650%, 02/01/2037		2,335	2,247
ISA Capital Brasil
8.800%, 01/30/2017 (b) (d)		1,400	1,460
MidAmerican Energy Holdings
6.125%, 04/01/2036		2,630	2,542
Ohio Power
Series K
6.000%, 06/01/2016		1,685	1,692
Oncor Electric Delivery
7.000%, 05/01/2032		2,210	2,080
Pacific Gas & Electric
6.050%, 03/01/2034		1,590	1,559
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (b)		2,455	2,409
Virginia Electric Power
5.950%, 09/15/2017		1,550	1,632
			19,396
Energy - 2.6%
Canadian National Resources
5.900%, 02/01/2018		6,240	6,384
Encana
6.500%, 02/01/2038		3,665	3,639
Lukoil International Finance
6.356%, 06/07/2017 (b)		670	621
6.656%, 06/07/2022 (a) (b)		2,585	2,265
Marathon Oil
5.900%, 03/15/2018 (a)		3,405	3,423
Mariner Energy
7.500%, 04/15/2013		1,530	1,469
Nexen
6.400%, 05/15/2037		2,240	2,145
Pioneer Natural Resource
6.650%, 03/15/2017		1,620	1,533
Tengizcheveroil Finance
6.124%, 11/15/2014 (b)		1,250	1,193
Tesoro
6.625%, 11/01/2015		1,315	1,216
TNK-BP Finance
6.625%, 03/20/2017 (b)		1,100	952
7.875%, 03/13/2018 (b)		1,345	1,242
Weatherford International
7.000%, 03/15/2038		1,260	1,279
Whiting Petroleum
7.000%, 02/01/2014		1,650	1,634
			28,995
Finance - 1.4%
American Express
7.000%, 03/19/2018		2,705	2,840
Capital One Financial
6.150%, 09/01/2016 (c)		2,265	1,902
CIT Group
5.650%, 02/13/2017		850	659
ILFC E-Capital Trust I
5.900%, 12/21/2065 (b) (c)		2,815	2,257
International Lease Finance
6.375%, 03/25/2013		1,605	1,604
Janus Capital Group
6.700%, 06/15/2017		1,700	1,655
SLM
Series MTN
5.400%, 10/25/2011		1,935	1,563
Transcapitalinvest
5.670%, 03/05/2014 (b)		3,490	3,243
			15,723
Insurance - 1.5%
Allied World Assurance
7.500%, 08/01/2016		3,070	3,149
AXA
6.463%, 12/31/2049 (b) (c)		2,000	1,605
Liberty Mutual Group
7.000%, 03/15/2037 (b) (c)		1,705	1,524
MBIA Insurance
14.000%, 01/15/2033 (b) (c)		2,055	2,014
MetLife Capital Trust IV
7.875%, 12/15/2037 (b)		2,220	2,019
Unumprovident
5.997%, 05/15/2008		1,040	1,043
ZFS Finance USA Trust V
6.500%, 05/09/2037 (b) (c)		5,495	4,959
			16,313
Natural Gas - 0.7%
Enterprise Products
8.375%, 08/01/2066		860	837
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038		1,920	1,884
NGPL Pipeco
7.119%, 12/15/2017 (b)		1,585	1,639
Southern Union
7.200%, 11/01/2066		715	601
Transocean
6.000%, 03/15/2018		1,180	1,214
Transport De Gas Del Sur
7.875%, 05/14/2017 (b) (d)		1,250	1,000
			7,175
Real Estate - 0.8%
Greentown China Holdings
9.000%, 11/08/2013 (a) (b) (d)		1,685	1,028
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016		5,200	4,450
Prologis 2006 - REIT
5.750%, 04/01/2016		3,395	3,117
			8,595
Sovereigns - 3.6%
Bundesrepublic Deutschland
3.250%, 07/04/2015 (f)	EUR	5,100	7,765
U.K. Government Treasury
5.250%, 06/07/2012 (f)	GBP	10,800	22,505
United Kingdom Gilt Treasury
4.750%, 03/07/2020 (f)	GBP	4,400	8,930
			39,200
Technology - 2.5%
Celestica
7.875%, 07/01/2011 (a) (d)		$1,840	1,808
Chartered Semiconductor
6.375%, 08/03/2015		590	609
Computer Sciences
6.500%, 03/15/2018 (b)		2,485	2,525
First Data
9.875%, 09/24/2015 (a) (b)		1,260	1,036
Hewlett-Packard
4.500%, 03/01/2013		2,260	2,293
IBM
5.700%, 09/14/2017		8,240	8,632
Jabil Circuit
5.875%, 07/15/2010		3,035	2,998
LG Electronics
5.000%, 06/17/2010 (b)		785	777
National Semiconductor
6.600%, 06/15/2017		3,245	3,216
NXP BV/NXP Funding
9.500%, 10/15/2015 (a) (d)		1,215	999
Seagate Technology
6.375%, 10/01/2011 (d)		1,810	1,787
			26,680
Transportation - 1.2%
BLT Finance BV
7.500%, 05/15/2014 (b) (d)		1,450	885
Burlington Northern Santa Fe
5.900%, 07/01/2012		2,890	3,025
CSX
5.600%, 05/01/2017		5,010	4,760
Erac USA Finance
6.375%, 10/15/2017 (b)		1,915	1,711
Ultrapetrol
9.000%, 11/24/2014 (d)		900	810
United Parcel Service
6.200%, 01/15/2038		2,040	2,182
			13,373
Water - 0.2%
American Water Capital
6.085%, 10/15/2017 (b)		1,730	1,800
Total Corporate Bonds
(Cost $377,035)			368,799

U.S. Government Agency Mortgage-Backed Securities - 20.6%
Adjustable Rate (c) - 3.1%
Federal Home Loan Mortgage Corporation Pool
6.696%, 10/01/2029, #1L0117		881	902
6.507%, 07/01/2030, #847240 (a)		987	997
5.682%, 05/01/2033, #847411		705	722
5.771%, 07/01/2036, #1K1238 (a)		2,910	2,984
Federal National Mortgage Association Pool
6.626%, 09/01/2033, #725553 (a)		427	441
5.270%, 11/01/2034, #735054 (a)		1,563	1,579
6.939%, 01/01/2035, #745548		926	946
5.310%, 12/01/2035, #850865 (a)		5,680	5,751
5.642%, 08/01/2037, #888612 (a)		8,688	8,830
6.000%, 04/14/2038 (e)		10,435	10,689
			33,841
Fixed Rate - 17.5%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (a)		780	779
6.500%, 07/01/2031, #A17212 (a)		2,663	2,785
7.000%, 08/01/2037, #H09059 (a)		5,744	5,962
Federal National Mortgage Association Pool
5.500%, 12/01/2018, #735575 (a)		1,453	1,491
5.500%, 02/01/2025, #255628 (a)		2,459	2,502
5.500%, 10/01/2025, #255956 (a)		12,126	12,335
5.500%, 03/01/2027, #256640 (a)		9,048	9,199
6.000%, 08/01/2027, #256852 (a)		5,040	5,182
6.000%, 04/01/2032, #745101 (a)		907	934
5.500%, 06/01/2033, #843435 (a)		1,041	1,055
5.500%, 10/01/2033, #555800 (a)		3,199	3,240
5.500%, 11/01/2033, #555967 (a)		5,896	5,971
5.000%, 03/01/2034, #725205 (a)		1,158	1,149
5.000%, 03/01/2034, #725250 (a)		1,046	1,038
6.000%, 03/01/2034, #745324 (a)		1,727	1,782
5.500%, 04/01/2034, #725424 (a)		2,802	2,837
5.000%, 05/01/2034, #255189 (a)		6,665	6,611
5.000%, 05/01/2034, #725456		1,031	1,022
5.500%, 08/01/2034, #745563 (a)		1,928	1,952
5.500%, 09/01/2034, #725773 (a)		1,800	1,821
6.000%, 04/01/2035, #735503		2,987	3,076
5.500%, 05/01/2035, #735500 (a)		25,689	25,984
5.500%, 08/01/2035, #829679		4,379	4,429
5.500%, 09/01/2035, #842230 (a)		2,162	2,187
5.500%, 10/01/2035, #735899 (a)		2,601	2,633
6.000%, 01/01/2036, #831215 (a)		2,833	2,908
6.000%, 01/01/2036, #852347		2,753	2,824
6.500%, 04/01/2036, #831377 (a)		1,287	1,335
6.500%, 04/01/2036, #852909 (a)		809	839
6.500%, 07/01/2036, #831683 (a)		1,958	2,029
6.500%, 08/01/2036, #893318 (a)		1,801	1,867
6.500%, 09/01/2036, #831799 (a)		6,018	6,239
6.500%, 09/01/2036, #897129 (a)		14,584	15,118
6.000%, 11/01/2036, #870962 (a)		7,298	7,485
6.000%, 11/01/2036, #902786		5,441	5,580
5.500%, 01/01/2037, #906059 (a)		5,488	5,547
6.000%, 09/01/2037, #256890 (a)		2,821	2,865
5.500%, 04/14/2038 (e)		27,735	27,995
			190,587
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $220,870)			224,428

Asset-Backed Securities - 18.5%
Automotive - 0.7%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.550%, 06/15/2010 (b)		175	174
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012		1,190	1,202
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (b)		2,690	2,476
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012		4,255	4,303
			8,155
Credit Cards - 2.2%
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (c)		2,250	2,035
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014		5,115	5,366
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020		3,485	3,497
Chase Issuance Trust
Series 2007-A17, Class A
5.120%, 10/15/2014		4,870	5,035
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013		1,860	1,941
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (c)		2,370	2,101
Series 2007-A1, Class A1
5.650%, 03/16/2020		1,655	1,652
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (b) (c)		2,150	1,876
			23,503
Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (b)		194	177

Manufactured Housing - 0.2%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 (c)		296	316
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018		1,560	1,570
			1,886
Other - 14.9%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.740%, 05/10/2045 (c)		785	793
Series 2005-5, Class AM
5.176%, 10/10/2045 (c)		4,445	4,244
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (c)		8,765	8,800
Series 2007-T28, Class D
6.177%, 09/11/2042 (b) (c)		1,780	1,059
Series 2007-PW18, Class AJ
6.211%, 06/11/2050 (c)		2,335	1,862
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049		1,360	1,324
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (b)		1,805	1,791
Series 2004-RS1, Class A
4.018%, 03/03/2041 (b)		2,186	2,134
Series 2005-LP5, Class A2
4.630%, 05/10/2043		5,672	5,614
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (b)		3,920	3,806
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045		7,405	7,338
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 (b)		2,000	1,904
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043		14,292	14,105
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035		1,500	1,472
Series 2005-GG5, Class A2
5.117%, 04/10/2037		13,745	13,660
Series 2005-GG5, Class A5
5.224%, 04/10/2037 (c)		4	4
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (c)		4,810	3,788
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038 (c)		9,450	9,400
Series 2006-GG8, Class A2
5.479%, 11/10/2039 (c)		13,440	13,280
Series 2006-GG8, Class A4
5.560%, 11/10/2039		3,135	3,105
Series 2007-GG10, Class A4
5.799%, 08/10/2045 (c)		10,000	9,984
Series 2006-RR2, Class A1
5.680%, 06/23/2046 (b) (c)		3,230	2,369
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (b) (c)		4,310	2,826
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 (c)		1,490	1,210
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 (c)		4,165	3,300
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, 03/15/2029		10,000	9,845
Series 2005-C7, Class A2
5.103%, 11/15/2030		2,500	2,483
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.324%, 07/12/2038 (c)		1,730	1,330
Series 2005-LC1, Class AM
5.266%, 01/12/2044 (c)		3,500	3,368
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 (c)		4,400	4,405
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041		5,112	4,983
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (c)		745	602
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (c)		705	553
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039		6,440	6,616
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016		4,020	4,116
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (c)		2,905	2,276
Series 2007-C33, Class AJ
6.120%, 02/15/2051 (c)		2,745	2,151
			161,900
Utility - 0.5%
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014		5,655	5,842
Total Asset-Backed Securities
(Cost $207,221)			201,463

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 14.4%
Adjustable Rate (c) - 5.7%
Chase Mortgage Finance
Series 2003-S13, Class A16
5.000%, 11/25/2033		7,366	7,142
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.328%, 10/25/2034		9,475	7,366
Series 2005-7, Class 2A1A
4.862%, 09/25/2035		1,633	1,516
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.731%, 12/20/2046		3,987	3,031
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034		1,740	1,658
Series 2006-HYB5, Class 3A1A
5.964%, 09/20/2036		7,079	5,469
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.728%, 12/19/2033		2,244	2,046
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.877%, 01/25/2035		2,158	2,041
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037		6,550	4,926
Series 2007-4, Class 2A1
2.779%, 07/19/2047		6,643	4,880
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.352%, 03/25/2035		836	845
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
3.778%, 04/25/2047		2,923	2,207
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.992%, 02/25/2034		3,897	3,574
Series 2006-A7, Class 3A4
5.944%, 01/25/2037		3,082	2,231
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.869%, 08/25/2036		2,836	2,566
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.940%, 10/20/2035		1,127	1,084
Washington Mutual Pass-Through Certificates
Series 2004-AR7, Class A6
3.941%, 07/25/2034		2,630	2,645
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035		2,746	2,648
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036		3,890	3,735
			61,610
Fixed Rate - 8.7%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018		2,507	2,515
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.491%, 04/25/2037		2,445	2,511
Chase Mortgage Finance
Series 2003-S12, Class 1A1
4.750%, 12/25/2018		2,375	2,323
Series 2003-S11, Class 1A1
5.000%, 10/25/2033		2,622	2,575
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020		4,993	4,916
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035		1,041	1,017
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019		1,215	1,178
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019		1,504	1,415
Series 2006-19CB, Class A15
6.000%, 08/25/2036		2,398	2,411
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037		7,643	7,686
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020		1,821	1,805
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021		5,544	5,094
First Horizon Mortgage Pass-Through Trust
Series 2003-7, Class 2A1
4.500%, 09/25/2018		6,789	6,501
Series 2004-4, Class 2A1
4.500%, 07/25/2019		404	405
GMAC Mortgage Corporation Loan Trust
Series 2003-J4, Class 3A1
4.750%, 09/25/2018		6,544	6,542
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.969%, 03/25/2043		2,994	2,440
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019		864	879
Series 2005-4F, Class B1
5.732%, 05/25/2035		2,321	1,789
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030		3,016	3,009
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034		2,599	2,380
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035		3,138	2,909
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019		1,301	1,302
Washington Mutual Pass-Through Certificates
Series 2002-S8, Class 2A7
5.250%, 01/25/2018		5,827	5,656
Series 2004-CB1, Class 1A
5.250%, 06/25/2019		1,876	1,844
Series 2004-RA3, Class 2A
6.356%, 08/25/2038		2,268	2,270
Series 2007-2, Class 3A1
5.500%, 04/25/2022		4,958	4,875
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019		4,842	4,792
Series 2004-8, Class A1
5.000%, 08/25/2019		2,764	2,685
Series 2005-13, Class A1
5.000%, 11/25/2020		918	881
Series 2005-3, Class A9
5.500%, 05/25/2035		3,913	2,747
Series 2007-13, Class A8
6.000%, 09/25/2037		6,119	5,868
			95,220
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $167,028)			156,830

U.S. Government & Agency Securities - 6.1%
U.S. Treasuries - 6.1%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (g)		9,655	4,952
U.S. Treasury Bonds
9.125%, 05/15/2018 (a)		670	981
2.375%, 01/15/2025 (a)		4,943	5,379
6.875%, 08/15/2025 (a)		6,940	9,152
4.750%, 02/15/2037 (a)		3,715	3,996
U.S. Treasury Notes
3.625%, 10/31/2009		25,760	26,585
4.625%, 07/31/2012 (a)		2,515	2,749
1.875%, 07/15/2013 (a)		10,003	10,789
3.500%, 02/15/2018		1,545	1,554
Total U.S. Government & Agency Securities
(Cost $64,646)			66,137

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.4%
Fixed Rate - 2.4%
Federal Home Loan Mortgage Corporation
Series 2937, Class JD
5.000%, 03/15/2028		4,000	4,086
Series 2690, Class OE
5.000%, 11/15/2028 (a)		4,000	4,069
Series 2901, Class UB
5.000%, 03/15/2033		5,000	4,893
Federal National Mortgage Association
Series 2005-44, Class PC
5.000%, 11/25/2027 (a)		7,750	7,939
Series 2003-81, Class MB
5.000%, 05/25/2029 (a)		3,375	3,460
Series 2005-62, Class JE
5.000%, 06/25/2035		2,211	2,238
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $25,815)			26,685

Preferred Stocks - 0.6%		SHARES
Insurance - 0.2%
Aspen Insurance Holdings		84,500	1,821

Sovereign - 0.4%
Fannie Mae		180,000	4,327
Total Preferred Stocks
(Cost $6,719)			6,148

Common Stocks - 0.4%
Energy - 0.4%
Baytex Energy Trust (a)		37,859	839
Canadian Oil Sands Trust, ADR		11,346	459
Harvest Energy Trust (a)		17,418	390
Penn West Energy Trust (a)		53,170	1,488
Peyto Energy Trust (f)		23,000	436
Provident Energy Trust (a)		95,800	1,015
Total Common Stocks
(Cost $4,548)			4,627

Convertible Bonds - 0.2%		PAR
Basic Industry - 0.1%
Coeur d'Alene Mines
1.250%, 01/15/2024		$1,200	1,047

Energy - 0.1%
Headwaters
2.875%, 06/01/2016		1,925	1,547
Total Convertible Bonds
(Cost $2,815)			2,594

Municipal Bond - 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,855)		1,855	1,893

Short-Term Investments - 12.9%		SHARES
Money Market Fund - 11.0%
First American Prime Obligations Fund, Class Z (h)		120,229	120,229

U.S. Treasury Obligations - 1.9%		PAR
U.S. Treasury Bills (i)
2.104%, 04/17/2008		$10,750	10,740
2.033%, 05/15/2008		2,400	2,394
1.380%, 07/17/2008		325	323
1.360%, 07/24/2008		4,000	3,983
1.355%, 08/07/2008		2,950	2,936
			20,376
Total Short-Term Investments
(Cost $140,610)			140,605

Investment Purchased with Proceeds from Securities Lending - 21.4%
Mount Vernon Securities Lending Prime Portfolio (j)
(Cost $233,269)			233,269

Total Investments (k)- 131.5%
(Cost $1,452,431)			1,433,478
Other Assets and Liabilities, Net - (31.5)%			(343,134)
Total Net Assets - 100.0%			$1,090,344

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at March 31, 2008. Total loaned securities had a market value of $228,450 at March 31, 2008.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $85,602 or 7.9% of total net assets.

(c)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2008.
(d)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On March 31, 2008, the value of these investments was $20,051, which represents 1.8% of total net assets.
(e)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investment purchased on a when-issued basis was $41,852 or 3.8% of total net assets.
(f)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(g)	Principal only.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(i)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of March 31, 2008.
(j)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

(k)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $1,452,431.  The approximate aggregate gross unrealized appreciation and depreciation of investments,  based on this cost, were as follows:

	Gross unrealized appreciation	$ 16,643
	Gross unrealized depreciation	(35,596)
	Net unrealized depreciation	$ (18,953)

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust
STRIPS -	Separate Trading of Registered Interest and Principal Securities

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation )

Australian Dollar Currency Futures	114	$10,307	June 2008	$(203)
British Pounds Currency Futures	(20)	(2,464)	June 2008	35
Canadian Dollar Currency Futures	209	20,292	June 2008	(668)
Euro Currency Futures	(39)	(7,668)	June 2008	(107)
Eurodollar 90 Day Futures	306	299,314	March 2009	221
Eurodollar 90 Day Futures	436	426,584	December 2008	300
Euro-Schatz Futures	366	60,386	June 2008	(341)
Euro Bund Futures	(78)	(14,282)	June 2008	170
Japanese Yen Currency Futures	(83)	(10,449)	June 2008	63
Japan 10 Year Bond Futures	(12)	(16,917)	June 2008	(3)
U.S. Treasury 2 Year Note Futures	(235)	(50,444)	June 2008	(41)
U.S. Treasury 5 Year Note Futures	(411)	(46,950)	June 2008	116
U.S. Treasury 10 Year Note Futures	(150)	(17,843)	June 2008	(40)
U.S. Treasury Long Bond Futures	101	11,998	June 2008	68
				$(430)

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation )

Bank of America	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	$9,900	$59
Bank of America	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	45,100	(195)
Deutsche Bank	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	11,682	(98)
Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	56,500	(322)
Deutsche Bank	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	35,500	(197)
JPMorgan	Markit ABX A071 Index	Sell	0.640%	08/25/2037	5,100	(385)
JPMorgan	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	3,400	(133)
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	2,700	44
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	2,850	(23)
JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	31,284	94
JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	10,500	259
JPMorgan	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	21,500	(76)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	4,400	165
JPMorgan	Dow Jones iTRAXX Asia ex-Japan Index	Sell	6.500%	06/20/2013	22,600	—
UBS	Dow Jones iTRAXX Asia ex-Japan Index	Sell	6.500%	06/20/2013	12,200	(218)
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	2,000	54
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	2,000	36
UBS	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	11,682	(244)
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	4,100	219
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	2,325	40
UBS	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	2,400	257
						$(664)

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation )

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$48,000	$1,604
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	12,000	(1,046)
JPMorgan	3-Month LIBOR	Pay	2.693%	03/07/2010	55,000	255
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	49,000	1,600
						$2,413

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures - June 2008	$119.00	$50	06/21/2008	75	$121
U.S. Treasury 10 Year Note Futures - June 2008	120.00	289	06/21/2008	442	525
		$339			$646

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures - June 2008	$111.00	$50	06/21/2008	75	$4
U.S. Treasury 10 Year Note Futures - June 2008	112.50	305	06/21/2008	368	40
		$355			$44

Schedule of INVESTMENTS March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Mortgage-Backed Securities - 86.2%
Adjustable Rate (a) - 5.5%
Federal Home Loan Mortgage Corporation Pool
5.590%, 05/01/2037, #1H1396	$3,007	$3,057
Federal National Mortgage Association Pool
5.457%, 03/01/2037, #914224	2,602	2,642
5.505%, 04/01/2037, #913187	2,369	2,400
		8,099

Fixed Rate - 80.7%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, #E20252	16	16
7.000%, 11/01/2011, #E65619	1	1
7.500%, 09/01/2012, #G10735	86	90
6.000%, 10/01/2013, #E72802	168	173
5.500%, 01/01/2014, #E00617	630	646
7.000%, 09/01/2014, #E00746	106	112
6.000%, 09/01/2022, #C90580 (b)	811	839
6.500%, 01/01/2028, #G00876	324	341
6.500%, 11/01/2028, #C00676	734	769
7.500%, 01/01/2030, #C35768	38	42
6.500%, 03/01/2031, #G01244	537	562
5.000%, 09/01/2033, #C01622	1,876	1,863
6.000%, 08/01/2036, #A51416	1,112	1,141
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	8	9
7.000%, 11/01/2011, #349630	3	4
7.000%, 11/01/2011, #351122	14	14
6.000%, 04/01/2013, #425550	103	107
6.500%, 08/01/2013, #251901	90	94
6.000%, 11/01/2013, #556195	141	146
7.000%, 10/01/2014, #252799	71	75
5.500%, 04/01/2016, #580516	581	596
6.500%, 07/01/2017, #254373	706	740
7.000%, 07/01/2017, #254414	680	715
5.500%, 12/01/2017, #673010 (b)	514	528
5.500%, 04/01/2018, #695765	638	655
4.500%, 05/01/2018, #254720	3,299	3,298
5.500%, 09/01/2019, #725793	2,903	2,978
6.000%, 12/01/2021, #254138	490	506
6.000%, 01/01/2022, #254179	592	613
6.500%, 06/01/2022, #254344	544	567
6.000%, 10/01/2022, #254513 (b)	648	669
5.500%, 02/01/2025, #255628 (b)	1,229	1,251
5.500%, 10/01/2025, #255956 (b)	3,230	3,285
7.000%, 12/01/2027, #313941	377	401
7.000%, 09/01/2031, #596680	902	946
6.500%, 12/01/2031, #254169 (b)	841	871
6.000%, 04/01/2032, #745101 (b)	2,978	3,067
6.500%, 06/01/2032, #596712 (b)	2,404	2,488
6.500%, 07/01/2032, #545759	1,149	1,198
7.000%, 07/01/2032, #545815	224	238
6.000%, 08/01/2032, #656269 (b)	800	823
5.500%, 03/01/2033, #689109	2,327	2,356
5.500%, 04/01/2033, #703392	2,634	2,668
5.500%, 05/01/2033, #704523	1,855	1,878
5.500%, 06/01/2033, #843435 (b)	1,943	1,969
5.500%, 07/01/2033, #726520	2,515	2,547
5.500%, 07/01/2033, #728667 (b)	1,390	1,408
4.500%, 08/01/2033, #555680 (b)	1,910	1,846
5.000%, 08/01/2033, #736158 (b)	2,453	2,435
5.000%, 09/01/2033, #734566	2,763	2,742
5.000%, 10/01/2033, #747533	2,618	2,599
5.500%, 11/01/2033, #555967 (b)	2,829	2,866
6.000%, 01/01/2034, #763687	2,130	2,190
6.000%, 03/01/2034, #745324 (b)	2,564	2,645
5.000%, 05/01/2034, #780889 (b)	3,531	3,502
6.500%, 06/01/2034, #735273 (b)	1,560	1,626
4.500%, 09/01/2034, #725866	1,159	1,119
5.000%, 07/01/2035, #826305	2,965	2,939
5.000%, 03/01/2036, #745336 (b)	2,609	2,586
7.000%, 06/01/2037, #928519 (b)	5,047	5,301
5.000%, 04/01/2038 (c)	1,000	990
5.500%, 04/14/2038 (c)	7,715	7,787
6.000%, 04/14/2038 (c)	15,495	15,873
6.500%, 04/14/2038 (c)	9,000	9,321
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	10	11
8.000%, 10/15/2010, #414750	33	35
7.500%, 12/15/2022, #347332	63	67
7.000%, 09/15/2027, #455304	18	20
6.500%, 07/15/2028, #780825	590	617
6.500%, 08/20/2031, #003120	228	239
7.500%, 12/15/2031, #570134	154	165
6.000%, 09/15/2034, #633605 (b)	1,996	2,066
		117,890

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $124,886)		125,989

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 21.4%
Adjustable Rate (a) - 2.5%
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.731%, 12/20/2046	957	728
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037	963	724
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
6.343%, 02/25/2033	315	314
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036	2,050	1,968
		3,734

Fixed Rate - 18.9%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	978	946
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.491%, 04/25/2037	885	908
Chase Mortgage Finance Corporation
Series 2003-S10, Class A1
4.750%, 11/25/2018	2,451	2,438
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,216	1,003
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,352	1,360
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,656	1,682
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.969%, 03/25/2043	992	808
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.732%, 05/25/2035	1,393	1,074
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030	532	531
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	687	661
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	785	797
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	1,847	1,691
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	867	807
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,608	2,448
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,497	1,401
Residential Funding Mortgage Securitization Trust
Series 2003-S8, Class A1
5.000%, 05/25/2018	2,069	2,025
Washington Mutual
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	1,826	1,757
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022	503	494
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.463%, 04/25/2033	1,493	1,338
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	2,942	2,937
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	480
		27,586

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $33,408)		31,320

Asset-Backed Securities - 11.6%
Credit Cards - 0.7%
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (a)	355	321
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (a)	375	332
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (a) (d)	375	327
		980

Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (d)	65	59

Manufactured Housing - 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	699

Other - 10.4%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045	610	582
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
6.177%, 09/11/2042 (a) (d)	285	170
Series 2007-PW18, Class AJ
6.211%, 06/11/2050	320	255
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4
5.444%, 03/10/2039	2,000	1,946
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,480	1,461
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (a)	800	630
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	3,458
Series 2007-GG10, Class A4
5.799%, 08/10/2045 (a)	4,000	3,994
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 (a)	255	207
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 (a)	1,000	792
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.324%, 07/12/2038 (a)	285	219
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 (a)	600	601
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (a)	120	97
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (a)	110	86
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (a)	455	357
Series 2007-C33, Class AJ
6.120%, 02/15/2051 (a)	445	349
		15,204

Total Asset-Backed Securities
(Cost $17,974)		16,942

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.1%
Fixed Rate - 2.1%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	217	223
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019 (b)	2,000	1,957
Series 2002-W1, Class 2A
7.500%, 02/25/2042	764	819

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $2,914)		2,999

Short-Term Investments - 1.8%
Money Market Fund - 0.9%	SHARES
First American Government Obligations Fund, Class Z (e)	1,360,210	1,360

U.S. Treasury Obligations - 0.9%
U.S. Treasury Bills (f)	PAR
1.899%, 04/17/2008	$1,005	1,004
1.360%, 07/24/2008	280	279
		1,283
Total Short-Term Investments
(Cost $2,643)		2,643

Investment Purchased with Proceeds from Securities Lending - 30.8%	SHARES
Mount Vernon Securities Lending Prime Portfolio (g)
(Cost $45,052)	45,051,671	45,052

Total Investments (h) - 153.9%
(Cost $226,877)		224,945
Other Assets and Liabilities, Net - (53.9)%		(78,755)
Total Net Assets - 100.0%		$146,190

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March. 31, 2008, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect at March 31, 2008.
(b)	This security or a portion of this security is out on loan at March 31, 2008. Total loaned securities had a value of $44,028 at March 31, 2008.
(c)	Security purchased on a when-issued basis. On March 31, 2008, the total cost of investments purchased on a when-issued basis was $33,785 or 23.1% of total net assets.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $556 or 0.4% of total net assets.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor for this fund.
(f)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2008.
(g)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

(h)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $226,877.  The approximate aggregate gross unrealized appreciation and depreciation of investments,  based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,722
	Gross unrealized depreciation	(3,654)
	Net unrealized depreciation	$ (1,932)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold )	Value	Month	(Depreciation )
U.S. Treasury 5 Year Note Futures	(30)	$(3,427)	June 2008	$7
U.S. Treasury 10 Year Note Futures	(164)	(19,508)	June 2008	(462)
				$(455)

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	$800	$14
JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	800	20
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	300	11
UBS	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	3,500	(79)
UBS	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	300	32
						$(2)

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation )
UBS	3-Month LIBOR	Pay	5.180%	08/02/2010	$14,000	$830
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	2,000	(161)
						$669

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:   /s/Thomas S. Schreier
      Thomas S. Schreier, Jr., President

Date:   May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier
      Thomas S. Schreier, Jr., President

Date:   May 27, 2008

By:  /s/Charles D. Gariboldi, Jr.
     Charles D. Gariboldi, Jr., Treasurer

Date:   May 27, 2008